UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund

Annual Report

November 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®, and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Fund	28.18%	24.85%	20.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Fund on November 30, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Period Ending Values
$65,126	Fidelity® Nasdaq Composite Index® Fund
$66,202	Nasdaq Composite Index®

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 27.92% for the 12 months ending November 30, 2021, with U.S. equities rising on the prospect of a surge in economic growth amid strong corporate earnings, widespread COVID-19 vaccination, fiscal stimulus and fresh spending programs. After the index closed 2020 at an all-time high, investors were hopeful as the new year began. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the rally resumed through August amid strong earnings. In early September, sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging energy/other commodity prices, rising bond yields, supply constraints and disruption, valuation concerns, and the fast-spreading delta variant of the coronavirus. In addition, the Fed signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The index returned -4.65% in September, its first monthly decline since January, but sharply reversed course with a 7.01% gain in October, driven by strength in earnings and notable improvement in the economy. By sector, energy gained about 57% to lead by a wide margin, followed by financials (+39%), whereas the defensive utilities (+8%) and consumer staples (+9%) groups notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending November 30, 2021, the fund gained 28.18%, roughly in line with the 28.20% advance of the benchmark NASDAQ Composite Index. By sector, information technology gained about 40% and contributed most, followed by consumer discretionary, which gained 25%, and communication services, which advanced 26%, lifted by the media & entertainment industry (+29%). The financials sector rose about 36%, consumer staples gained roughly 17%, and industrials advanced roughly 14%. Other notable contributors included the health care (+3%), energy (+79%), real estate (+8%), utilities (+10%), and materials (+10%) sectors. Turning to individual stocks, the top contributor was Microsoft (+56%), from the software & services segment, followed by Apple (+40%), within the technology hardware & equipment group. In media & entertainment, Alphabet advanced 62% and Tesla (+102%) from the automobiles & components industry also helped. Nvidia, within the semiconductors & semiconductor equipment category, rose 144% and boosted the fund. In contrast, the biggest individual detractor was Zoom Video Communications (-56%), from the software & services industry, followed by PayPal (-14%), which is in the software & services segment. Within telecommunication services, T-Mobile returned -18% and hurt. Other detractors were Pinduoduo (-52%), a stock in the retailing group, and Peloton Interactive (-61%), from the consumer durables & apparel category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2021

% of fund's net assets
Apple, Inc.	10.7
Microsoft Corp.	9.7
Amazon.com, Inc.	6.9
Tesla, Inc.	4.5
Alphabet, Inc. Class C	3.6
Alphabet, Inc. Class A	3.3
NVIDIA Corp.	3.2
Meta Platforms, Inc. Class A	3.1
Adobe, Inc.	1.3
Netflix, Inc.	1.1
47.4

Top Market Sectors as of November 30, 2021

% of fund's net assets
Information Technology	43.8
Consumer Discretionary	17.3
Communication Services	15.4
Health Care	8.6
Financials	4.5
Industrials	4.1
Consumer Staples	3.3
Real Estate	0.9
Utilities	0.6
Energy	0.4

Asset Allocation (% of fund's net assets)

As of November 30, 2021 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.6%

Schedule of Investments November 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 15.4%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)	9,410	$566,106
AST SpaceMobile, Inc. (a)	27,143	270,344
ATN International, Inc.	7,220	275,876
Bandwidth, Inc. (a)	10,180	729,499
Cogent Communications Group, Inc.	25,499	1,910,640
Consolidated Communications Holdings, Inc. (a)	33,337	250,694
Cuentas, Inc. (a)	6,700	13,400
EchoStar Holding Corp. Class A (a)(b)	23,662	647,629
Frontier Communications Parent, Inc.	135,139	4,514,994
Iridium Communications, Inc. (a)	76,099	2,926,007
Liberty Global PLC:
Class A (a)	107,207	2,830,265
Class B (a)	327	9,006
Class C (a)	209,719	5,586,914
Liberty Latin America Ltd.:
Class A (a)	18,852	214,159
Class C (a)	108,236	1,216,573
Orbsat Corp. (a)	37,686	154,136
Radius Global Infrastructure, Inc. (a)	52,153	860,525
Sify Technologies Ltd. sponsored ADR (a)(b)	13,702	50,697
Telesat Corp. (b)	11,163	343,597
		23,371,061
Entertainment - 1.9%
Activision Blizzard, Inc.	431,507	25,286,310
Bilibili, Inc. ADR (a)(b)	109,527	7,229,877
Blue Hat Interactive Entertainment Technology (a)(b)	13,117	6,918
Chicken Soup For The Soul Entertainment, Inc. (a)	2,911	38,280
Cinedigm Corp. (a)	80,948	118,994
CuriosityStream, Inc. Class A (a)(b)	14,288	103,588
Dolphin Entertainment, Inc. (a)(b)	1,963	17,196
Electronic Arts, Inc.	158,875	19,735,453
Engine Gaming & Media, Inc. (a)(b)	5,410	20,991
Gaia, Inc. Class A (a)(b)	13,031	111,154
GigaMedia Ltd. (a)	1,957	4,873
Gravity Co. Ltd. ADR (a)(b)	1,840	144,458
Grom Social Enterprises, Inc. (b)	33,010	74,273
iQIYI, Inc. ADR (a)(b)	16,218	101,200
Liquid Media Group Ltd. (a)(b)	14,232	17,648
LiveOne, Inc. (a)	40,255	73,667
Lizhi, Inc. ADR (a)(b)	12,605	26,723
Motorsport Games, Inc. Class A (b)	5,642	52,809
NetEase, Inc. ADR	167,366	18,030,339
Netflix, Inc. (a)	246,177	158,021,016
Nexters, Inc. (b)	26,804	192,989
Playstudios, Inc. Class A (a)	49,897	223,539
Playtika Holding Corp.	227,853	3,919,072
Reading International, Inc. Class A (a)	19,966	81,262
Redbox Entertainment, Inc. (b)	2,225	26,433
Reservoir Media, Inc. (b)	11,853	88,305
Roku, Inc. Class A (a)	63,500	14,453,235
Scienjoy Holding Corp. (a)(b)	14,618	88,439
Sciplay Corp. (A Shares) (a)	15,716	252,399
Take-Two Interactive Software, Inc. (a)	64,280	10,662,766
The9 Ltd. sponsored ADR (a)(b)	1,624	16,224
Versus Systems, Inc. (a)(b)	3,758	10,372
Warner Music Group Corp. Class A	67,760	2,936,041
Zynga, Inc. (a)	607,231	3,661,603
		265,828,446
Interactive Media & Services - 10.6%
36Kr Holdings, Inc. ADR (a)(b)	1,078	1,477
9F, Inc. ADR (a)(b)	42,546	54,033
Alphabet, Inc.:
Class A (a)	165,513	469,717,618
Class C (a)	176,013	501,468,078
Angi, Inc. (a)(b)	45,307	435,400
Autoweb, Inc. (a)(b)	8,678	25,860
Baidu, Inc. sponsored ADR (a)	143,906	21,562,875
BlueCity Holdings Ltd. ADR (a)(b)	6,158	11,146
Bumble, Inc. (b)	9,009	308,648
CarGurus, Inc. Class A (a)	54,988	2,062,050
Creatd, Inc. (a)(b)	29,499	74,337
Enthusiast Gaming Holdings, Inc. (b)	41,700	167,217
EverQuote, Inc. Class A (a)	4,250	56,015
Fangdd Network Group Ltd. ADR (a)(b)	11,938	7,755
Glory Star New Media Group Holdings Ltd. (a)(b)	31,038	43,453
Hello Group, Inc. ADR	89,497	1,035,480
IAC (a)	46,263	6,183,050
Izea Worldwide, Inc. (a)(b)	31,302	51,022
JOYY, Inc. ADR	19,935	1,020,672
Kanzhun Ltd. ADR (b)	30,651	980,219
Kubient, Inc. (a)	6,524	16,636
Liberty TripAdvisor Holdings, Inc. (a)	44,349	95,794
Luokung Technology Corp. (a)(b)	210,130	180,712
Match Group, Inc. (a)	150,097	19,511,109
Meta Platforms, Inc. Class A (a)	1,327,149	430,606,765
Outbrain, Inc.	8,394	126,665
Professional Diversity Network, Inc. (a)(b)	1,922	1,980
QuinStreet, Inc. (a)	27,593	422,449
Qutoutiao, Inc. ADR (a)(b)	9,704	5,822
Sohu.Com Ltd. ADR (a)	24,154	407,478
Super League Gaming, Inc. (a)(b)	10,938	34,455
Taboola.com Ltd. (b)	102,718	807,363
Travelzoo, Inc. (a)	6,862	64,297
TripAdvisor, Inc. (a)	68,735	1,777,487
Trivago NV ADR (a)(b)	43,707	93,533
TrueCar, Inc. (a)	56,073	184,480
Vimeo, Inc.	71,664	1,383,832
Weibo Corp. sponsored ADR (a)	41,806	1,664,297
Yandex NV Series A (a)(b)	177,841	12,793,882
Ziff Davis, Inc. (a)	25,296	2,880,456
Zoominfo Technologies, Inc. (a)	205,961	12,707,794
		1,491,033,691
Media - 2.1%
Advantage Solutions, Inc. Class A (a)	177,154	1,280,823
AirNet Technology, Inc. ADR (a)(b)	5,468	11,702
AMC Networks, Inc. Class A (a)	16,393	632,934
Baosheng Media Group Holding Ltd. (b)	3,117	3,959
Beasley Broadcast Group, Inc. Class A (a)	286,682	561,897
Boston Omaha Corp. (a)	14,481	414,881
Cardlytics, Inc. (a)(b)	18,078	1,221,711
Charter Communications, Inc. Class A (a)	104,666	67,643,542
Comcast Corp. Class A	2,543,630	127,130,627
comScore, Inc. (a)	21,501	74,608
Criteo SA sponsored ADR (a)	32,862	1,234,297
Cumulus Media, Inc. (a)	11,565	140,746
Daily Journal Corp. (a)	1,070	389,822
Discovery Communications, Inc.:
Class A (a)	97,609	2,271,361
Class B (a)(b)	338	11,837
Class C (non-vtg.) (a)	179,313	4,072,198
DISH Network Corp. Class A (a)	159,562	4,986,313
E.W. Scripps Co. Class A	39,165	725,727
Fluent, Inc. (a)	46,702	86,866
Fox Corp.:
Class A	190,031	6,786,007
Class B	131,677	4,424,347
Gambling.com Group Ltd. (b)	13,722	151,903
Hemisphere Media Group, Inc. (a)	12,950	98,420
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(b)	24,951	165,425
iHeartMedia, Inc. (a)	60,774	1,191,778
Insignia Systems, Inc. (a)(b)	1,817	9,630
Integral Ad Science Holding Corp.	82,513	1,851,592
Lee Enterprises, Inc. (a)	2,469	61,256
Liberty Broadband Corp.:
Class A (a)	16,790	2,545,028
Class C (a)	86,701	13,425,650
Liberty Media Corp.:
Liberty Braves Class A (a)	14,692	409,466
Liberty Braves Class C (a)	16,026	440,875
Liberty Formula One Group Series C (a)	111,860	6,814,511
Liberty Media Class A (a)	14,368	827,740
Liberty SiriusXM Series A (a)	56,950	2,779,160
Liberty SiriusXM Series C (a)	128,678	6,296,215
Magnite, Inc. (a)(b)	72,108	1,271,264
Marchex, Inc. Class B (a)	34,542	86,700
Mediaco Holding, Inc. (a)(b)	911	4,464
National CineMedia, Inc.	42,414	118,759
News Corp.:
Class A	214,018	4,627,069
Class B	111,410	2,400,886
Nexstar Broadcasting Group, Inc. Class A	24,021	3,591,140
Nextplay Technologies, Inc. (a)(b)	42,448	44,995
Perion Network Ltd. (a)	18,565	448,345
PubMatic, Inc.	5,698	224,330
Saga Communications, Inc. Class A	1,013	24,160
Salem Communications Corp. Class A (a)	18,198	52,592
Scholastic Corp.	19,973	751,784
Sinclair Broadcast Group, Inc. Class A	30,567	713,128
Sirius XM Holdings, Inc. (b)	2,263,397	13,806,722
Stagwell, Inc.	36,384	280,884
TechTarget, Inc. (a)	15,882	1,534,678
Thryv Holdings, Inc. (a)	18,106	707,764
Tremor International Ltd. ADR (b)	2,322	35,527
Troika Media Group, Inc.	13,068	19,471
TuanChe Ltd. ADR (A Shares) (a)(b)	5,969	11,699
Urban One, Inc.:
Class A (a)(b)	4,568	23,160
Class D (non-vtg.) (a)	21,932	73,692
ViacomCBS, Inc.:
Class A (b)	19,588	653,456
Class B	332,823	10,300,872
WiMi Hologram Cloud, Inc. ADR (a)(b)	28,988	118,561
Xcel Brands, Inc. (a)	4,288	5,789
ZW Data Action Technologies, Inc. (a)(b)	12,732	14,514
		303,121,259
Wireless Telecommunication Services - 0.6%
Gogo, Inc. (a)	62,035	795,289
Millicom International Cellular SA (a)	57,155	1,783,808
NII Holdings, Inc. (a)(c)	5,182	1,347
Partner Communications Co. Ltd. ADR (a)	3,584	22,973
Shenandoah Telecommunications Co.	28,888	733,466
Spok Holdings, Inc.	20,912	201,801
SurgePays, Inc. (a)(b)	26,205	64,202
T-Mobile U.S., Inc. (a)	691,895	75,285,095
uCloudlink Group, Inc. ADR (a)(b)	4,076	10,842
VEON Ltd. sponsored ADR (a)	816,234	1,412,085
Vodafone Group PLC sponsored ADR	210,517	3,090,390
		83,401,298

TOTAL COMMUNICATION SERVICES		2,166,755,755

CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)(b)	19,314	59,294
Dorman Products, Inc. (a)	17,959	1,993,090
Foresight Autonomous Holdings Ltd. ADR (a)(b)	2,169	4,750
Fox Factory Holding Corp. (a)	23,255	4,087,531
Garrett Motion, Inc. (a)(b)	40,129	283,311
Gentex Corp.	133,358	4,591,516
Gentherm, Inc. (a)	17,553	1,482,351
Kandi Technolgies, Inc. (a)(b)	39,238	149,497
Luminar Technologies, Inc. (a)(b)	128,989	2,102,521
Motorcar Parts of America, Inc. (a)	12,691	203,564
Patrick Industries, Inc.	13,038	1,040,041
REE Automotive Ltd. (b)	82,395	341,115
Strattec Security Corp. (a)	1,858	67,966
Sypris Solutions, Inc. (a)(b)	6,622	17,747
The Goodyear Tire & Rubber Co. (a)	155,651	3,130,142
Visteon Corp. (a)	15,401	1,631,274
Worksport Ltd. (a)(b)	73,432	294,462
XPEL, Inc. (a)	15,108	1,086,114
		22,566,286
Automobiles - 5.3%
Arcimoto, Inc. (a)(b)	34,682	354,797
Arrival SA (b)	235,060	2,207,213
AYRO, Inc. (a)	18,733	42,337
Canoo, Inc. (a)(b)	128,439	1,537,415
ElectraMeccanica Vehicles Corp. (a)(b)	60,611	179,409
Electric Last Mile Solutions, Inc. (a)(b)	69,404	550,374
Faraday Future Intelligent Electric, Inc. (a)(b)	94,239	579,570
Li Auto, Inc. ADR (a)	225,617	7,995,866
Lordstown Motors Corp. Class A (a)(b)	194,729	911,332
Lucid Group, Inc. Class A (a)(b)	895,345	47,435,378
Niu Technologies ADR (a)(b)	23,756	483,197
Rivian Automotive, Inc.	470,000	56,287,200
Tesla, Inc. (a)	551,492	631,325,982
Workhorse Group, Inc. (a)(b)	39,474	230,528
		750,120,598
Distributors - 0.2%
Educational Development Corp.	7,081	64,933
Funko, Inc. (a)	21,098	344,741
Kaival Brands Innovations Group, Inc. (b)	31,106	37,016
LKQ Corp.	168,020	9,392,318
Pool Corp.	22,268	12,339,144
Weyco Group, Inc.	6,799	167,459
		22,345,611
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	41,387	984,597
Afya Ltd. (a)	26,135	369,810
American Public Education, Inc. (a)	10,578	199,818
Amesite, Inc. (a)(b)	8,501	10,201
Arco Platform Ltd. Class A (a)(b)	2,642	49,458
Aspen Group, Inc. (a)(b)	13,497	41,571
ATA Creativity Global ADR (a)	4,528	7,516
China Liberal Education Holdings Ltd. (a)(b)	48,266	84,466
Duolingo, Inc. (b)	6,000	661,140
Elite Education Group International Ltd. (b)	1,797	6,415
European Wax Center, Inc.	10,226	275,795
Frontdoor, Inc. (a)	47,662	1,647,199
Grand Canyon Education, Inc. (a)	26,726	1,936,833
Hailiang Education Group, Inc. ADR (a)(b)	2,666	50,654
Houghton Mifflin Harcourt Co. (a)	73,089	1,137,265
Laureate Education, Inc. Class A	65,299	652,990
Lincoln Educational Services Corp. (a)	18,674	131,652
OneSpaWorld Holdings Ltd. (a)(b)	39,121	368,911
Perdoceo Education Corp. (a)	37,144	365,868
RISE Education Cayman Ltd. ADR (a)(b)	9,767	5,764
Rover Group, Inc. Class A (b)	33,620	346,958
Skillful Craftsman Education Technology Ltd. (a)(b)	6,452	7,871
Strategic Education, Inc. (b)	13,286	710,801
Udemy, Inc.	70,000	1,924,300
Vasta Platform Ltd. (a)	9,735	22,098
Vitru Ltd. (a)(b)	12,318	172,698
Wah Fu Education Group Ltd. (a)(b)	1,782	8,233
WW International, Inc. (a)	37,856	636,738
Xpresspa Group, Inc. (a)(b)	121,824	218,065
Zhongchao, Inc. (a)(b)	5,917	11,361
Zovio, Inc. (a)	7,483	10,252
		13,057,298
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A	186,379	32,157,833
Allied Esports Entertainment, Inc. (a)(b)	17,647	32,647
BBQ Holdings, Inc. (a)	4,432	57,128
BJ's Restaurants, Inc. (a)	13,822	412,725
Bloomin' Brands, Inc. (a)	47,883	846,093
Booking Holdings, Inc. (a)	22,794	47,909,569
Bragg Gaming Group, Inc. (a)(b)	1,531	9,400
BurgerFi International, Inc. (a)(b)	9,417	61,493
Caesars Entertainment, Inc. (a)	115,762	10,426,683
Carrols Restaurant Group, Inc.	24,770	70,842
Century Casinos, Inc. (a)	16,194	211,332
Churchill Downs, Inc.	21,349	4,786,873
Chuy's Holdings, Inc. (a)	9,648	276,512
Cracker Barrel Old Country Store, Inc.	13,041	1,591,263
Dave & Buster's Entertainment, Inc. (a)	26,022	845,195
Del Taco Restaurants, Inc.	26,399	202,216
Denny's Corp. (a)	38,087	527,505
DraftKings, Inc. Class A (a)(b)	219,751	7,592,397
El Pollo Loco Holdings, Inc. (a)	18,467	233,054
Elys Game Technology Corp. (a)(b)	11,486	42,154
Esports Entertainment Group, Inc. (a)(b)	10,135	51,283
Esports Technologies, Inc. (b)	6,743	195,142
Expedia, Inc. (a)	78,430	12,634,289
FAT Brands, Inc.:
Class A (b)	5,101	50,908
Class B (b)	53,810	618,277
Fiesta Restaurant Group, Inc. (a)	12,322	114,964
Full House Resorts, Inc. (a)	16,206	145,206
GAN Ltd. (a)	21,916	211,928
Golden Entertainment, Inc. (a)	16,184	743,007
Golden Nugget Online Gaming, Inc. (a)	30,268	377,442
Good Times Restaurants, Inc. (a)	9,092	41,005
Hall of Fame Resort & Entertainment Co. (a)(b)	57,261	106,505
Huazhu Group Ltd. ADR (a)	86,716	3,427,016
Inspired Entertainment, Inc. (a)(b)	15,862	204,461
Jack in the Box, Inc.	12,571	1,038,365
Krispy Kreme, Inc. (b)	90,430	1,315,757
Kura Sushi U.S.A., Inc. Class A (a)	4,116	261,778
Lindblad Expeditions Holdings (a)	29,723	416,419
Lottery.Com, Inc. (a)(b)	12,219	81,379
MakeMyTrip Ltd. (a)	37,977	924,740
Marriott International, Inc. Class A (a)	180,450	26,627,202
Melco Crown Entertainment Ltd. sponsored ADR (a)	108,974	1,063,586
Monarch Casino & Resort, Inc. (a)	10,263	691,418
Muscle Maker, Inc. (a)(b)	84,646	89,725
Nathan's Famous, Inc.	3,678	226,344
NeoGames SA	14,676	489,004
Noodles & Co. (a)	27,889	286,978
Papa John's International, Inc.	19,976	2,435,474
Penn National Gaming, Inc. (a)	92,973	4,763,007
Playa Hotels & Resorts NV (a)	89,710	638,735
Portillo's, Inc. (b)	18,032	734,804
Potbelly Corp. (a)	12,369	65,927
Rave Restaurant Group, Inc. (a)	5,714	7,085
RCI Hospitality Holdings, Inc.	5,507	348,648
Red Robin Gourmet Burgers, Inc. (a)	10,497	171,101
Red Rock Resorts, Inc.	40,224	1,912,249
Ruth's Hospitality Group, Inc. (a)	22,375	380,375
Scientific Games Corp. Class A (a)	53,198	3,400,416
Sportradar Holding AG	108,500	1,747,935
Starbucks Corp.	653,823	71,685,154
Target Hospitality Corp. (a)	58,530	215,976
Texas Roadhouse, Inc. Class A	38,296	3,176,270
The Cheesecake Factory, Inc. (a)	25,493	976,892
The ONE Group Hospitality, Inc. (a)(b)	15,063	197,476
Trip.com Group Ltd. ADR (a)	292,158	8,034,345
Tuniu Corp. Class A sponsored ADR (a)	16,132	14,845
Wendy's Co.	121,893	2,508,558
Wingstop, Inc.	16,489	2,648,133
Wynn Resorts Ltd. (a)	64,041	5,187,961
Yatra Online, Inc. (a)	14,712	29,571
		272,007,979
Household Durables - 0.3%
Aterian, Inc. (a)(b)	25,432	124,108
Bassett Furniture Industries, Inc.	4,416	67,300
Cavco Industries, Inc. (a)	5,108	1,519,579
Cricut, Inc. (b)	10,162	253,745
Dixie Group, Inc. (a)	9,905	62,005
Dream Finders Homes, Inc. (b)	17,179	288,092
Flexsteel Industries, Inc.	3,070	87,127
Garmin Ltd.	106,649	14,241,907
GoPro, Inc. Class A (a)	70,308	703,080
Green Brick Partners, Inc. (a)	28,580	713,071
Helen of Troy Ltd. (a)	13,721	3,299,901
Hooker Furnishings Corp.	6,220	147,663
iRobot Corp. (a)(b)	15,616	1,185,411
Koss Corp. (a)(b)	4,327	60,708
Landsea Homes Corp. (a)	25,608	194,365
Legacy Housing Corp. (a)	11,580	289,153
LGI Homes, Inc. (a)	13,970	2,006,930
Lifetime Brands, Inc.	13,509	219,386
Live Ventures, Inc. (a)	1,095	37,734
Lovesac (a)(b)	8,426	533,197
Nephros, Inc. (a)	3,085	21,441
Newell Brands, Inc.	235,512	5,056,443
Nova LifeStyle, Inc. (a)(b)	6,916	13,348
Purple Innovation, Inc. (a)(b)	20,267	209,155
Snap One Holdings Corp.	39,800	873,212
Sonos, Inc. (a)	69,375	2,195,719
Universal Electronics, Inc. (a)	7,603	275,229
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	65,045
VOXX International Corp. (a)	13,480	138,709
Vuzix Corp. (a)(b)	34,442	370,940
ZAGG, Inc. rights (a)(c)	14,972	1,347
		35,255,050
Internet & Direct Marketing Retail - 8.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	21,092	628,120
Amazon.com, Inc. (a)	278,436	976,494,543
Baozun, Inc. sponsored ADR (a)	15,084	208,008
Betterware de Mexico SAPI de CV (a)	19,877	518,193
CarParts.com, Inc. (a)(b)	26,339	325,813
ContextLogic, Inc. (b)	430,169	1,604,530
Dada Nexus Ltd. ADR (a)	43,014	777,263
Digital Brands Group, Inc. (b)	5,316	14,619
Duluth Holdings, Inc. (a)	13,890	192,654
eBay, Inc.	377,721	25,481,059
Etsy, Inc. (a)	70,577	19,379,033
Future FinTech Group, Inc. (a)(b)	39,457	61,947
Global-e Online Ltd.	78,865	5,239,791
Groupon, Inc. (a)(b)	15,919	328,887
iPower, Inc. (b)	15,837	46,878
JD.com, Inc. sponsored ADR (a)	447,494	37,638,720
Jowell Global Ltd. (b)	11,744	112,742
Just Eat Takeaway.com NV ADR (b)	95,424	1,188,983
Lands' End, Inc. (a)	18,511	425,938
Liquidity Services, Inc. (a)	20,910	474,030
MercadoLibre, Inc. (a)	27,672	32,885,682
Molecular Data, Inc. ADR (a)(b)	27,017	6,835
Moxian (BVI), Inc. (b)	7,230	32,101
Newegg Commerce, Inc. (a)(b)	145,223	2,676,460
Oriental Culture Holding Ltd. (b)	8,674	37,819
Overstock.com, Inc. (a)(b)	23,881	2,131,618
Ozon Holdings PLC ADR (b)	30,966	1,247,620
PetMed Express, Inc. (b)	11,354	310,645
Pinduoduo, Inc. ADR (a)	204,522	13,600,713
Points International Ltd. (a)	12,126	201,049
Porch Group, Inc. Class A (a)	57,115	1,201,700
Poshmark, Inc. (b)	11,468	217,663
Qurate Retail, Inc. (b)	1,734	14,652
Qurate Retail, Inc. Series A	232,908	1,863,264
Remark Holdings, Inc. (a)(b)	47,241	53,382
RumbleON, Inc. Class B (a)	1,718	67,775
Secoo Holding Ltd. ADR (a)(b)	8,591	5,541
Stitch Fix, Inc. (a)	33,939	845,081
The RealReal, Inc. (a)	50,382	784,448
thredUP, Inc. (a)(b)	15,800	295,776
Trxade Health, Inc. (a)	15,392	50,948
Uxin Ltd. ADR (a)(b)	133,417	294,852
Waitr Holdings, Inc. (a)(b)	61,095	65,983
Xometry, Inc. (b)	1,770	87,987
		1,130,121,345
Leisure Products - 0.2%
American Outdoor Brands, Inc. (a)	7,566	178,482
AMMO, Inc. (b)	66,715	413,633
BRP, Inc. (b)	22,856	1,808,138
Clarus Corp.	17,613	464,807
Escalade, Inc.	7,721	131,334
Genius Brands International, Inc. (a)(b)	160,281	198,748
Hasbro, Inc.	75,952	7,360,508
JAKKS Pacific, Inc. (a)	7,383	78,998
Johnson Outdoors, Inc. Class A	5,547	577,110
Latham Group, Inc. (b)	66,170	1,705,201
Malibu Boats, Inc. Class A (a)	11,640	808,631
MasterCraft Boat Holdings, Inc. (a)	12,347	337,814
Mattel, Inc. (a)	192,502	4,082,967
Peloton Interactive, Inc. Class A (a)	111,916	4,924,304
Smith & Wesson Brands, Inc.	30,266	688,552
Vinco Ventures, Inc. (a)(b)	44,028	133,845
Vision Marine Technologies, Inc.	3,049	18,873
		23,911,945
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	128,527	17,200,768
Franchise Group, Inc.	22,084	1,054,511
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	36,387	2,251,991
		20,507,270
Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc. (a)	51,233	2,286,016
America's Car Mart, Inc. (a)	3,745	367,534
Arko Corp. (b)	75,986	716,548
Bed Bath & Beyond, Inc. (a)(b)	61,018	1,118,460
Big 5 Sporting Goods Corp. (b)	11,818	280,441
CarLotz, Inc. Class A (a)(b)	18,460	54,642
Citi Trends, Inc. (a)	5,929	502,779
Conn's, Inc. (a)	16,366	358,088
DavidsTea, Inc. (a)(b)	8,243	29,592
Destination XL Group, Inc. (a)	21,630	154,655
Enjoy Technology, Inc. (b)	40,064	237,580
EVgo, Inc. Class A (a)(b)	38,018	476,366
Five Below, Inc. (a)	31,290	6,365,638
GrowGeneration Corp. (a)(b)	24,894	405,772
Hibbett, Inc.	9,681	754,634
JOANN, Inc. (b)	23,229	212,313
Kaixin Auto Holdings (a)(b)	69,320	118,537
Kirkland's, Inc. (a)	7,395	159,658
Lazydays Holdings, Inc. (a)(b)	6,139	124,192
Leslie's, Inc. (a)	104,964	2,200,045
LMP Automotive Holdings, Inc. (a)(b)	5,510	56,422
Monro, Inc. (b)	17,865	1,000,797
National Vision Holdings, Inc. (a)	45,468	2,184,283
O'Reilly Automotive, Inc. (a)	38,711	24,703,812
OneWater Marine, Inc. Class A	5,957	304,879
Petco Health & Wellness Co., Inc. (b)	125,762	2,410,858
Rent-A-Center, Inc.	36,954	1,632,258
Ross Stores, Inc.	198,316	21,634,292
Shift Technologies, Inc. Class A (a)(b)	47,485	218,906
Shoe Carnival, Inc. (b)	16,794	656,645
Sleep Number Corp. (a)	14,174	1,130,802
Sportsman's Warehouse Holdings, Inc. (a)	25,040	426,431
The Children's Place, Inc. (a)	8,107	701,499
The ODP Corp. (a)	30,281	1,143,411
Tile Shop Holdings, Inc. (b)	26,904	193,978
Tractor Supply Co.	63,967	14,413,684
TravelCenters of America LLC (a)	8,015	418,543
Ulta Beauty, Inc. (a)	30,471	11,699,340
Urban Outfitters, Inc. (a)	54,234	1,717,591
Winmark Corp.	2,110	531,931
Zumiez, Inc. (a)	14,145	647,275
		104,751,127
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	22,010	68,011
Columbia Sportswear Co.	36,791	3,588,226
Crocs, Inc. (a)	36,419	5,973,444
Crown Crafts, Inc.	9,628	73,173
Ever-Glory International Group, Inc. (a)(b)	13,112	34,485
Fossil Group, Inc. (a)	29,540	353,003
G-III Apparel Group Ltd. (a)	27,453	813,707
Lakeland Industries, Inc. (a)(b)	4,176	79,929
lululemon athletica, Inc. (a)	69,493	31,578,314
Naked Brand Group, Inc. (a)(b)	470,216	287,349
PLBY Group, Inc. (a)	24,061	922,739
Rocky Brands, Inc.	4,879	173,351
Steven Madden Ltd.	45,830	2,174,634
Superior Group of Companies, Inc. (b)	9,905	221,476
Toughbuilt Industries, Inc. (a)(b)	337,566	131,516
Vera Bradley, Inc. (a)	17,686	168,194
		46,641,551

TOTAL CONSUMER DISCRETIONARY		2,441,286,060

CONSUMER STAPLES - 3.3%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)(b)	46,022	57,528
Celsius Holdings, Inc. (a)	40,284	2,755,828
Coca-Cola Bottling Co. Consolidated	3,834	2,187,565
Coca-Cola European Partners PLC	240,300	11,863,611
Eastside Distilling, Inc. (a)(b)	6,163	11,463
Keurig Dr. Pepper, Inc.	786,227	26,723,856
MGP Ingredients, Inc. (b)	11,606	905,036
Monster Beverage Corp. (a)	293,796	24,614,229
National Beverage Corp. (b)	52,067	2,704,360
Newage, Inc. (a)	53,186	60,100
PepsiCo, Inc.	766,982	122,548,384
Vintage Wine Estates, Inc. (b)	37,368	419,269
Willamette Valley Vineyards, Inc. (a)	1,065	13,739
		194,864,968
Food & Staples Retailing - 1.1%
111, Inc. ADR (a)(b)	22,067	84,958
Andersons, Inc.	20,649	701,653
BIMI International Medical, Inc. (a)(b)	17,839	14,970
Bit Brother Ltd. (a)(b)	15,078	13,211
Casey's General Stores, Inc.	20,433	3,969,928
Chefs' Warehouse Holdings (a)	21,604	671,236
China Jo-Jo Drugstores Holdings, Inc. (b)	47,150	24,315
Costco Wholesale Corp.	245,523	132,430,196
G Willi-Food International Ltd. (b)	5,646	122,236
Grocery Outlet Holding Corp. (a)(b)	52,534	1,521,385
HF Foods Group, Inc. (a)	38,952	278,117
Ingles Markets, Inc. Class A	8,837	678,505
Missfresh Ltd. ADR (b)	7,390	37,689
PriceSmart, Inc.	17,300	1,240,756
SpartanNash Co.	22,023	527,010
Sprouts Farmers Market LLC (a)	62,788	1,661,370
Village Super Market, Inc. Class A (b)	6,605	140,422
Walgreens Boots Alliance, Inc.	392,751	17,595,245
		161,713,202
Food Products - 0.7%
AgriFORCE Growing Systems Ltd. (b)	17,646	37,939
Alico, Inc.	5,485	190,988
AppHarvest, Inc. (a)(b)	128,354	643,054
Arcadia Biosciences, Inc. (a)	3,696	4,768
Beyond Meat, Inc. (a)(b)	34,026	2,390,667
Bridgford Foods Corp. (a)(b)	3,580	41,528
Cal-Maine Foods, Inc. (a)	24,897	897,786
Calavo Growers, Inc.	8,985	364,252
China Xiangtai Food Co. Ltd. (a)(b)	30,160	60,622
Farmer Brothers Co. (a)	13,797	86,783
Farmmi, Inc. (a)	104,235	25,725
Freshpet, Inc. (a)	24,136	2,607,171
Hostess Brands, Inc. Class A (a)	69,302	1,177,441
J&J Snack Foods Corp. (b)	10,693	1,460,450
John B. Sanfilippo & Son, Inc.	5,270	434,248
Lancaster Colony Corp.	15,197	2,221,801
Landec Corp. (a)	22,245	176,848
Lifeway Foods, Inc. (a)	9,131	46,659
Limoneira Co.	11,551	168,876
MamaMancini's Holdings, Inc. (a)	12,805	26,250
MeaTech 3D Ltd. ADR	1,525	10,538
Mission Produce, Inc. (a)	38,524	682,260
Mondelez International, Inc.	777,506	45,826,204
Nuzee, Inc. (a)(b)	522,499	2,429,620
Origin Agritech Ltd. (a)(b)	9,462	90,457
Pilgrim's Pride Corp. (a)	134,622	3,780,186
Pingtan Marine Enterprise Ltd. (a)(b)	41,107	36,996
RiceBran Technologies (a)	20,420	8,781
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	14,034
S&W Seed Co. (a)	18,677	54,537
Sanderson Farms, Inc.	12,122	2,276,269
Seneca Foods Corp. Class A (a)	5,752	245,668
Stryve Foods, Inc. (a)	4,060	15,834
SunOpta, Inc. (a)	57,829	345,239
Tattooed Chef, Inc. (a)(b)	46,113	741,958
TDH Holdings, Inc. (a)(b)	27,024	139,714
The Hain Celestial Group, Inc. (a)	56,167	2,214,665
The Kraft Heinz Co.	521,238	17,518,809
The Simply Good Foods Co. (a)	53,130	1,964,216
Village Farms International, Inc. (a)(b)	44,891	297,627
Vital Farms, Inc. (a)(b)	6,107	103,269
Whole Earth Brands, Inc. Class A (a)	19,675	207,768
		92,068,505
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	30,266	1,312,031
Ocean Bio-Chem, Inc. (b)	6,206	61,129
Reynolds Consumer Products, Inc. (b)	120,924	3,528,562
WD-40 Co. (b)	7,704	1,728,392
		6,630,114
Personal Products - 0.1%
DSwiss, Inc. (c)(d)	7,648	0
Flora Growth Corp. (b)	20,412	41,436
Grove, Inc. (b)	5,359	26,473
Guardion Health Sciences, Inc. (a)(b)	26,340	26,603
Happiness Development Group Lt (a)(b)	6,115	4,207
Inter Parfums, Inc.	18,677	1,640,401
Jupiter Wellness, Inc. (b)	6,237	8,794
Lifemd, Inc. (a)(b)	11,075	45,075
LifeVantage Corp. (a)	7,378	47,441
Mannatech, Inc.	1,514	55,110
Natural Alternatives International, Inc. (a)	4,379	56,620
Natural Health Trends Corp. (b)	3,553	25,084
Nature's Sunshine Products, Inc.	13,052	221,884
Neptune Technologies & Bioressources, Inc. (a)(b)	31,439	15,569
Olaplex Holdings, Inc.	350,000	9,432,500
Shineco, Inc. (a)(b)	3,572	33,684
Summer Infant, Inc. (a)(b)	1,330	14,364
The Beauty Health Co.	72,721	1,887,837
The Honest Co., Inc.	2,707	23,118
United-Guardian, Inc.	2,521	39,832
Veru, Inc. (a)	43,597	326,978
		13,973,010
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	75,999	190,757

TOTAL CONSUMER STAPLES		469,440,556

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Championx Corp. (a)	108,000	2,204,280
CSI Compressco LP	45,237	54,737
Dawson Geophysical Co. (a)	26,712	62,239
DMC Global, Inc. (a)	9,930	362,445
ENGlobal Corp. (a)(b)	17,757	33,383
Geospace Technologies Corp. (a)	17,265	148,652
Gulf Island Fabrication, Inc. (a)	18,749	74,996
KLX Energy Services Holdings, Inc. (a)(b)	16,569	66,276
Mammoth Energy Services, Inc. (a)(b)	23,054	44,494
MIND Technology, Inc. (a)	6,775	11,179
NCS Multistage Holdings, Inc. (a)	2,198	70,622
Patterson-UTI Energy, Inc.	211,776	1,495,139
Profire Energy, Inc. (a)	47,414	52,630
Recon Technology Ltd. (a)(b)	15,122	27,371
Smart Sand, Inc. (a)	20,180	38,746
U.S. Well Services, Inc. (a)(b)	16,367	28,151
Weatherford International PLC (a)	38,962	1,120,158
		5,895,498
Oil, Gas & Consumable Fuels - 0.3%
Aemetis, Inc. (a)	18,211	341,638
Alliance Resource Partners LP	67,798	693,574
Alto Ingredients, Inc. (a)	38,730	201,783
Altus Midstream Co.	3,519	223,034
American Resources Corp. (a)(b)	86,855	163,287
Amplify Energy Corp. warrants 5/4/22 (a)	717	13
APA Corp.	209,209	5,391,316
Berry Corp. (b)	61,915	503,988
Blueknight Energy Partners LP	36,546	119,871
Brooge Energy Ltd. (a)(b)	37,918	331,783
Calumet Specialty Products Partners LP (a)	49,250	727,915
Centennial Resource Development, Inc. Class A (a)(b)	148,568	925,579
Chesapeake Energy Corp.	54,200	3,227,068
Clean Energy Fuels Corp. (a)(b)	121,128	868,488
Diamondback Energy, Inc.	100,303	10,705,339
Dorchester Minerals LP	21,696	385,972
Ecoark Holdings, Inc. (a)(b)	13,299	40,828
Epsilon Energy Ltd. (a)	2,419	13,184
Falcon Minerals Corp.	44,617	207,023
Gevo, Inc. (a)(b)	109,249	628,182
Golar LNG Ltd. (a)	58,331	688,306
Green Plains Partners LP	18,721	268,459
Green Plains, Inc. (a)	23,663	914,575
Hallador Energy Co. (a)	39,386	96,890
HighPeak Energy, Inc.	51,002	693,117
Lightbridge Corp. (a)(b)	12,328	112,431
Marine Petroleum Trust	339	1,532
Martin Midstream Partners LP	33,068	91,268
National Energy Services Reunited Corp. (a)	46,953	465,304
New Fortress Energy, Inc.	109,977	2,737,328
Nextdecade Corp. (a)	116,445	370,295
Oasis Midstream Partners LP	26,139	556,761
Oasis Petroleum, Inc.	10,731	1,286,647
PDC Energy, Inc.	53,812	2,713,739
Plains All American Pipeline LP	394,723	3,670,924
Plains GP Holdings LP Class A	107,827	1,078,270
PrimeEnergy Corp. (a)	938	59,188
Ranger Oil Corp. (a)	17,497	471,019
Rattler Midstream LP (b)	28,222	300,564
Renewable Energy Group, Inc. (a)	26,866	1,283,657
Stabilis Solutions, Inc. (a)	3,378	18,376
StealthGas, Inc. (a)(b)	39,172	100,280
Top Ships, Inc. (a)(b)	40,167	43,782
TORM PLC (a)(b)	42,268	315,319
TransGlobe Energy Corp. (a)	74,495	199,647
U.S. Energy Corp. (a)(b)	15,098	54,051
Uranium Royalty Corp. (b)	39,652	165,745
Vertex Energy, Inc. (a)(b)	32,871	161,725
Viper Energy Partners LP	33,309	718,142
		45,337,206

TOTAL ENERGY		51,232,704

FINANCIALS - 4.5%
Banks - 1.6%
1st Constitution Bancorp	6,490	154,722
1st Source Corp.	12,820	592,925
ACNB Corp.	4,529	131,522
Allegiance Bancshares, Inc.	13,633	551,182
Amalgamated Financial Corp.	18,900	319,788
Amerant Bancorp, Inc. Class A (a)	21,076	593,289
American National Bankshares, Inc.	6,531	238,904
Ameris Bancorp	37,718	1,835,735
Ames National Corp.	6,067	148,642
Arrow Financial Corp.	10,017	345,587
Atlantic Capital Bancshares, Inc. (a)	11,226	313,654
Atlantic Union Bankshares Corp.	43,652	1,419,127
Auburn National Bancorp., Inc.	551	18,734
BancFirst Corp.	18,889	1,201,907
Bancorp, Inc., Delaware (a)	35,449	1,002,143
Bank First National Corp. (b)	3,233	227,054
Bank of Marin Bancorp	11,894	412,008
Bank OZK	70,392	3,147,226
Bank7 Corp.	2,512	57,751
BankFinancial Corp.	14,628	155,349
Bankwell Financial Group, Inc. (b)	4,285	132,364
Banner Corp.	18,237	1,044,615
BayCom Corp. (a)	3,947	71,875
BCB Bancorp, Inc.	9,394	137,998
BOK Financial Corp.	38,544	3,978,126
Brookline Bancorp, Inc., Delaware	42,470	655,312
Bryn Mawr Bank Corp.	10,749	479,405
Business First Bancshares, Inc.	8,715	239,663
C & F Financial Corp.	2,765	138,527
California Bancorp, Inc. (a)	2,203	41,527
Cambridge Bancorp	2,788	247,519
Camden National Corp.	8,189	375,220
Capital Bancorp, Inc.	5,877	156,152
Capital City Bank Group, Inc.	16,718	443,194
Capstar Financial Holdings, Inc.	13,933	290,224
Carter Bankshares, Inc.	17,756	257,640
Cathay General Bancorp	45,999	1,927,818
CB Financial Services, Inc.	591	14,019
CBTX, Inc.	13,467	374,383
Central Valley Community Bancorp	8,707	182,847
Chemung Financial Corp.	4,490	213,051
ChoiceOne Financial Services, Inc.	2,947	74,765
Citizens & Northern Corp.	4,121	101,954
Citizens Community Bancorp, Inc.	6,202	84,409
Citizens Holding Co.	2,179	39,331
City Holding Co.	8,728	684,799
Civista Bancshares, Inc.	12,037	283,231
CNB Financial Corp., Pennsylvania	11,686	307,926
Coastal Financial Corp. of Washington (a)	5,404	236,317
Codorus Valley Bancorp, Inc. (b)	7,465	162,065
Colony Bankcorp, Inc.	7,282	131,076
Columbia Banking Systems, Inc.	44,391	1,458,688
Commerce Bancshares, Inc.	65,883	4,598,633
Community Bankers Trust Corp.	16,444	184,831
Community Financial Corp.	4,047	149,820
Community Trust Bancorp, Inc.	8,039	337,638
ConnectOne Bancorp, Inc.	23,646	768,495
County Bancorp, Inc.	4,222	142,999
CrossFirst Bankshares, Inc. (a)	26,193	366,440
CVB Financial Corp.	76,652	1,464,820
Dime Community Bancshares, Inc.	25,727	882,436
Eagle Bancorp Montana, Inc.	2,880	63,389
Eagle Bancorp, Inc.	17,724	998,747
East West Bancorp, Inc.	79,134	6,093,318
Eastern Bankshares, Inc.	100,469	2,022,441
Enterprise Bancorp, Inc.	7,478	294,783
Enterprise Financial Services Corp.	22,406	1,038,966
Equity Bancshares, Inc.	7,783	253,103
Esquire Financial Holdings, Inc. (a)	2,459	81,172
Farmers & Merchants Bancorp, Inc. (b)	7,012	206,083
Farmers National Banc Corp.	18,770	330,164
Fidelity D & D Bancorp, Inc. (b)	2,330	118,853
Fifth Third Bancorp	384,031	16,186,907
Financial Institutions, Inc.	9,689	298,421
First Bancorp, North Carolina	21,088	937,151
First Bancshares, Inc.	9,721	377,758
First Bank Hamilton New Jersey	14,532	210,278
First Busey Corp.	27,899	717,004
First Business Finance Services, Inc.	4,740	135,611
First Capital, Inc.	2,233	89,298
First Citizens Bancshares, Inc. (b)	4,841	3,892,067
First Community Bankshares, Inc.	10,669	348,876
First Community Corp.	3,875	81,801
First Financial Bancorp, Ohio	55,952	1,286,896
First Financial Bankshares, Inc.	80,098	3,998,492
First Financial Corp., Indiana	8,773	381,275
First Financial Northwest, Inc.	10,995	182,187
First Foundation, Inc.	27,783	706,244
First Guaranty Bancshares, Inc.	7,321	160,257
First Hawaiian, Inc.	72,880	1,913,100
First Internet Bancorp	8,345	361,422
First Interstate Bancsystem, Inc.	23,864	973,651
First Merchants Corp.	29,303	1,168,897
First Mid-Illinois Bancshares, Inc.	11,244	472,585
First Midwest Bancorp, Inc., Delaware	61,314	1,209,725
First Northwest Bancorp	7,546	137,715
First of Long Island Corp.	15,039	315,067
First Savings Financial Group, Inc.	2,781	71,750
First U.S. Bancshares, Inc.	3,641	41,872
First Western Financial, Inc. (a)	2,387	71,562
Five Star Bancorp	8,691	258,036
Flushing Financial Corp.	19,436	459,078
FNCM Bancorp, Inc. (b)	3,698	33,356
Franklin Financial Services Corp.	854	28,182
Fulton Financial Corp.	91,810	1,449,680
FVCBankcorp, Inc. (a)	5,834	117,322
German American Bancorp, Inc.	16,332	639,071
Glacier Bancorp, Inc.	62,107	3,372,410
Great Southern Bancorp, Inc.	7,786	433,135
Grupo Financiero Galicia SA sponsored ADR (b)	29,288	254,220
Guaranty Bancshares, Inc. Texas	8,980	330,015
Hancock Whitney Corp.	50,242	2,400,563
Hanmi Financial Corp.	18,233	409,696
HarborOne Bancorp, Inc.	36,797	511,110
Hawthorn Bancshares, Inc.	2,756	68,156
HBT Financial, Inc.	16,600	298,800
Heartland Financial U.S.A., Inc.	20,061	952,898
Heritage Commerce Corp.	41,991	460,221
Heritage Financial Corp., Washington	21,942	514,101
HomeStreet, Inc.	11,829	583,998
HomeTrust Bancshares, Inc.	11,346	340,720
Hope Bancorp, Inc.	64,741	929,033
Horizon Bancorp, Inc. Indiana	24,746	480,072
Howard Bancorp, Inc. (a)	11,970	247,300
Huntington Bancshares, Inc.	811,939	12,049,175
Independent Bank Corp.	10,908	245,975
Independent Bank Corp., Massachusetts (b)	26,861	2,123,631
Independent Bank Group, Inc.	23,847	1,655,697
International Bancshares Corp.	38,873	1,633,055
Investar Holding Corp.	8,715	156,173
Investors Bancorp, Inc.	139,317	2,074,430
Lakeland Bancorp, Inc.	23,940	428,287
Lakeland Financial Corp. (b)	13,946	984,867
Landmark Bancorp, Inc. (b)	2,919	83,717
LCNB Corp. (b)	12,147	232,615
Level One Bancorp, Inc.	2,843	107,721
Limestone Bancorp, Inc. (a)	621	11,638
Live Oak Bancshares, Inc.	24,006	2,138,935
Macatawa Bank Corp.	20,908	176,045
Mainstreet Bancshares, Inc. (a)	1,715	40,577
Mercantile Bank Corp.	10,866	364,880
Meridian Bank/Malvern, PA	1,866	62,978
Meta Financial Group, Inc.	18,838	1,125,947
Metrocity Bankshares, Inc.	10,365	278,819
Mid Penn Bancorp, Inc.	7,980	251,051
Middlefield Banc Corp.	1,133	29,118
Midland States Bancorp, Inc.	11,372	270,654
MidWestOne Financial Group, Inc.	11,723	361,068
MVB Financial Corp.	5,314	218,246
National Bankshares, Inc.	4,034	148,007
NBT Bancorp, Inc.	24,469	883,576
Nicolet Bankshares, Inc. (a)	5,356	381,936
Northeast Bank	7,547	244,447
Northrim Bancorp, Inc.	5,057	205,061
Norwood Financial Corp.	3,432	90,570
Oak Valley Bancorp Oakdale California	5,385	92,407
OceanFirst Financial Corp.	33,684	694,227
Old National Bancorp, Indiana (b)	81,738	1,443,493
Old Point Financial Corp.	2,955	70,802
Old Second Bancorp, Inc.	19,988	246,852
OptimumBank Holdings, Inc. (a)	3,813	15,748
Orange County Bancorp, Inc. (b)	1,054	40,790
Origin Bancorp, Inc.	13,756	580,366
Orrstown Financial Services, Inc.	7,486	175,172
Pacific Premier Bancorp, Inc.	54,299	2,104,086
PacWest Bancorp	66,795	2,988,408
Parke Bancorp, Inc.	4,103	84,112
Partners Bancorp	4,331	41,491
Patriot National Bancorp, Inc. (a)(b)	1,781	24,934
PCB Bancorp	9,838	219,092
Peapack-Gladstone Financial Corp.	10,114	334,571
Penns Woods Bancorp, Inc.	4,912	117,397
Peoples Bancorp of North Carolina	3,497	99,630
Peoples Bancorp, Inc.	18,541	571,804
Peoples Financial Services Corp. (b)	4,449	210,838
Peoples United Financial, Inc.	234,146	3,989,848
Pinnacle Financial Partners, Inc.	41,330	3,943,295
Plumas Bancorp	1,220	41,712
Popular, Inc.	43,488	3,384,236
Preferred Bank, Los Angeles	7,653	521,552
Primis Financial Corp.	16,511	252,288
Professional Holdings Corp. (A Shares) (a)	5,287	100,664
QCR Holdings, Inc.	7,969	429,848
RBB Bancorp	8,755	214,147
Red River Bancshares, Inc.	3,386	178,781
Reliant Bancorp, Inc.	8,809	293,075
Renasant Corp.	30,122	1,097,344
Republic Bancorp, Inc., Kentucky Class A	10,388	532,177
Republic First Bancorp, Inc. (a)	41,243	139,401
Richmond Mutual Bancorp., Inc.	1,852	30,095
S&T Bancorp, Inc.	26,065	779,604
Salisbury Bancorp, Inc.	1,630	84,043
Sandy Spring Bancorp, Inc.	26,534	1,245,241
SB Financial Group, Inc.	4,486	84,561
Seacoast Banking Corp., Florida	34,186	1,154,461
Shore Bancshares, Inc.	11,308	221,637
Sierra Bancorp	9,675	243,617
Signature Bank	31,966	9,663,322
Simmons First National Corp. Class A	59,561	1,733,821
SmartFinancial, Inc.	10,154	260,653
Sound Financial Bancorp, Inc.	1,189	51,068
South Plains Financial, Inc.	6,245	156,125
Southern First Bancshares, Inc. (a)	4,670	273,335
Southern States Bancshares, Inc. (b)	3,439	67,232
Southside Bancshares, Inc.	16,588	675,961
Southstate Corp.	39,778	3,108,253
Spirit of Texas Bancshares, Inc.	8,516	236,745
Stock Yards Bancorp, Inc. (b)	13,953	834,808
Summit Financial Group, Inc.	11,557	288,925
Summit State Bank	3,743	60,038
SVB Financial Group (a)	30,902	21,394,382
Texas Capital Bancshares, Inc. (a)	28,839	1,624,212
The Bank of Princeton	4,666	139,093
The First Bancorp, Inc.	6,787	205,510
TowneBank	42,448	1,298,484
Trico Bancshares	18,864	795,306
TriState Capital Holdings, Inc. (a)	23,090	690,622
Triumph Bancorp, Inc. (a)	13,714	1,746,478
Trustmark Corp.	33,488	1,025,068
U.S. Century Bank	1,684	25,260
UMB Financial Corp.	26,643	2,679,753
Umpqua Holdings Corp.	122,454	2,333,973
Union Bankshares, Inc.	2,283	71,458
United Bancshares, Inc.	546	15,010
United Bankshares, Inc., West Virginia (b)	73,482	2,625,512
United Community Bank, Inc.	49,335	1,690,710
United Security Bancshares, California	1,456	11,255
Unity Bancorp, Inc.	6,284	163,384
Univest Corp. of Pennsylvania	13,955	384,739
Valley National Bancorp	208,971	2,808,570
Veritex Holdings, Inc.	24,936	988,214
Virginia National Bank Corp.	1,549	54,556
Washington Trust Bancorp, Inc.	8,141	437,986
WesBanco, Inc.	35,638	1,160,017
West Bancorp., Inc.	9,814	304,528
Westamerica Bancorp.	15,600	838,968
Wintrust Financial Corp.	31,710	2,775,576
Zions Bancorp NA	90,451	5,705,649
		230,110,764
Capital Markets - 1.6%
ABG Acquisition Corp. I Class A	6,871	67,542
AGM Group Holdings, Inc. (a)(b)	12,918	122,463
Alberton Acquisition Corp. (a)	2,725	31,719
Alpha Capital Acquisition Co.	280	2,772
ARYA Sciences Acquisition Corp. IV Class A (b)	7,820	78,200
ARYA Sciences Acquisition Corp. V	1,998	19,441
B. Riley Financial, Inc.	15,733	1,218,206
Benessere Capital Acquisition Corp. (b)	9,179	93,350
BGC Partners, Inc. Class A	186,493	833,624
Blucora, Inc. (a)	30,712	497,227
Capital Southwest Corp.	11,251	304,115
Carlyle Group LP	197,098	10,779,290
Cartesian Growth Corp. Class A	4,132	41,072
CF Acquisition Corp. V Class A	49,366	491,685
CF Acquisition Corp. VI	8,062	78,766
China Finance Online Co. Ltd. ADR (a)(b)	972	6,386
Clarim Acquisition Corp. Class A	1,036	10,153
Clarus Therapeutics Holdings, Inc. (b)	173,823	994,268
CME Group, Inc.	199,459	43,984,699
Coinbase Global, Inc.	83,630	26,343,450
Colicity, Inc.	2,050	20,049
CONX Corp. Class A (a)	38,362	377,098
Cowen Group, Inc. Class A (b)	16,234	574,359
Crescent Capital BDC, Inc. (b)	12,883	240,526
Decarbonization Plus Acquisition Corp. II Class A (b)	72,977	735,608
Deep Lake Capital Acquisition Corp. Class A	16,837	164,329
Diamond Hill Investment Group, Inc.	1,539	295,627
Dragoneer Growth Opportunities Corp. II	37,384	372,718
ECP Environmental Growth Opportunities Corp. Class A	22,493	223,355
Eqonex Ltd. (a)(b)	3,967	15,908
Fintech Acquisition Corp. V (b)	13,427	138,030
Focus Financial Partners, Inc. Class A (a)	33,215	2,044,051
Forum Merger IV Corp.	4,724	46,248
Freedom Holding Corp. (a)(b)	33,046	2,212,099
Frontier Acquisition Corp.	3,304	32,247
FS Development Corp. II Class A	8,828	130,125
FTAC Parnassus Acquisition Corp. Class A	2,012	19,818
Futu Holdings Ltd. ADR (a)(b)	30,484	1,447,685
GCM Grosvenor, Inc. Class A (b)	32,247	369,551
Glass Houses Acquisition Corp. Class A	7,190	69,887
Golden Arrow Merger Corp. Class A	6,965	68,257
Goldenbridge Acquisition Ltd.	7,095	70,524
Gores Holdings VIII, Inc. Class A	7,363	73,556
Gores Technology Partners II, Inc. Class A	16,195	159,845
Gores Technology Partners, Inc. Class A	10,141	99,889
Hamilton Lane, Inc. Class A	20,108	2,126,823
Hennessy Advisors, Inc. (b)	4,729	50,458
Heritage Global, Inc. (a)	28,350	43,092
Horizon Technology Finance Corp.	7,992	134,905
Hudson Executive Investment Corp. III Class A	9,896	96,684
Hywin Holdings Ltd. ADR	6,913	40,856
IG Acquisition Corp. Class A (a)	37,819	372,139
Interactive Brokers Group, Inc. (b)	51,234	3,782,094
Investcorp Credit Management BDC, Inc.	16,938	92,481
Isleworth Healthcare Acquisition Corp.	18,688	184,264
Itiquira Acquisition Corp. Class A	7,119	69,553
JOFF Fintech Acquisition Corp. Class A	25,456	248,451
Kairos Acquisition Corp. Class A	21,022	205,805
Kernel Group Holdings, Inc.	20,223	197,579
Khosla Ventures Acquisition Co.	65,183	642,704
KINS Technology Group, Inc. Class A (b)	19,289	192,504
Kismet Acquisition Two Corp.	3,808	37,166
KL Acquisition Corp. Class A (b)	17,087	167,282
Lion Group Holding Ltd. ADR (a)(b)	11,889	24,254
Logan Ridge Finance Corp. (a)(b)	3,628	89,430
LPL Financial	44,601	7,029,564
MarketAxess Holdings, Inc.	21,153	7,460,452
MarketWise, Inc. Class A (a)(b)	6,007	42,830
Model Performance Acquisition Corp.	2,807	28,126
Morningstar, Inc.	24,152	7,495,090
NASDAQ, Inc.	91,097	18,513,643
New Mountain Finance Corp.	57,266	772,518
Newtek Business Services Corp. (b)	13,878	418,838
North Mountain Merger Corp. Class A	6,334	62,263
Northern Trust Corp.	115,180	13,326,326
Open Lending Corp. (a)	70,944	1,648,739
Panacea Acquisition Corp. II	10,372	100,608
Patria Investments Ltd.	29,248	499,556
Perella Weinberg Partners Class A (b)	23,081	275,126
Petra Acquisition, Inc.	1,542	15,636
PhenixFIN Corp. (a)	762	30,914
Pine Technology Acquisition Corp. Class A	9,264	90,787
Pioneer Merger Corp. Class A (b)	77,380	769,157
Poema Global Holdings Corp. Class A	23,438	233,911
Progress Acquisition Corp. Class A	1,598	15,692
Puhui Wealth Investment Management Co. Ltd. (a)(b)	11,943	17,437
Puyi, Inc. ADR (a)(b)	12,308	83,079
Recharge Acquisition Corp. Class A	2,636	26,096
Robinhood Markets, Inc. (b)	398,663	10,341,318
ScION Tech Growth II Class A	1,027	10,085
SEI Investments Co.	79,812	4,759,190
Senior Connect Acquisition Corp. I Class A	42,992	422,181
Siebert Financial Corp. (a)(b)	14,080	39,565
SilverBox Engaged Merger Corp. I Class A	3,357	33,973
Silvercrest Asset Management Group Class A	8,360	134,512
StepStone Group, Inc. Class A	22,355	924,826
StoneX Group, Inc. (a)	10,694	600,735
SVF Investment Corp. 2	23,010	229,640
SVF Investment Corp. 3	27,183	271,830
T. Rowe Price Group, Inc.	125,997	25,193,100
TCV Acquisition Corp. Class A	33,198	330,320
Thornburg Income Builder Opportunities Trust	476	8,720
Tio Tech A Class A	4,557	44,476
Tradeweb Markets, Inc. Class A	58,618	5,627,328
Trinity Capital, Inc.	14,443	239,321
Twelve Seas Investment Co. II	5,495	53,521
U.S. Global Investors, Inc. Class A (b)	8,407	43,716
Up Fintech Holdings Ltd. ADR (a)(b)	29,688	179,316
Value Line, Inc.	5,984	242,352
Velocity Acquisition Corp. Class A	6,129	59,819
Victory Capital Holdings, Inc.	7,768	272,346
Vinci Partners Investments Ltd. (b)	27,294	286,041
Virtu Financial, Inc. Class A	68,133	1,919,988
Virtus Investment Partners, Inc.	4,472	1,329,883
WisdomTree Investments, Inc. (b)	91,436	561,417
XP, Inc. Class A (a)	210,387	6,033,899
		223,948,147
Consumer Finance - 0.3%
360 DigiTech, Inc. ADR	69,669	1,621,894
7GC & Co. Holdings, Inc. Class A	16,089	157,672
Atlanticus Holdings Corp. (a)	9,306	553,056
Consumer Portfolio Services, Inc. (a)	14,707	113,979
Credit Acceptance Corp. (a)(b)	9,385	5,864,687
Encore Capital Group, Inc. (a)	18,287	1,066,864
EZCORP, Inc. (non-vtg.) Class A (a)	28,924	214,038
First Cash Financial Services, Inc.	22,700	1,449,168
Jiayin Group, Inc. ADR (a)(b)	5,761	18,608
LendingTree, Inc. (a)	6,185	701,255
LexinFintech Holdings Ltd. ADR (a)(b)	55,045	231,189
Medallion Financial Corp. (a)	10,141	80,114
Mogo, Inc. (a)(b)	17,146	87,445
Navient Corp.	99,396	1,961,083
Nicholas Financial, Inc. (a)	5,880	69,678
Oportun Financial Corp. (a)	16,861	362,006
Pintec Technology Holdings Ltd. ADR (a)(b)	7,937	6,090
PRA Group, Inc. (a)	24,555	1,042,605
Senmiao Technology Ltd. (a)(b)	16,727	9,031
SLM Corp.	179,026	3,183,082
SoFi Technologies, Inc.	455,496	7,834,531
Upstart Holdings, Inc.	42,746	8,758,228
World Acceptance Corp. (a)(b)	3,875	796,003
		36,182,306
Diversified Financial Services - 0.2%
26 Capital Acquisition Corp. Class A	23,758	234,491
5:01 Acquisition Corp. (a)	400	3,948
890 5th Avenue Partners, Inc. Class A	19,812	197,526
A-Mark Precious Metals, Inc.	6,088	421,594
ACE Convergence Acquisition Corp. Class A (a)	18,248	181,568
Ace Global Business Acquisition Ltd.	1,698	17,099
Aequi Acquisition Corp. Class A	15,324	149,715
AF Acquisition Corp. Class A	1,336	13,013
Agba Acquisition Ltd. (a)	972	10,731
Agile Growth Corp. Class A	3,359	32,851
Alerus Financial Corp.	7,551	227,285
Altimeter Growth Corp. (a)(b)	60,554	770,247
Altitude Acquisition Corp. Class A	25,814	255,042
American Acquisition Opportunity, Inc. Class A	2,024	20,200
Anzu Special Acquisition Corp. I Class A	3,388	32,999
ArcLight Clean Transition Corp. II	1,015	9,967
Aries I Acquisition Corp. Class A	2,039	20,370
Arrowroot Acquisition Corp. Class A	9,676	94,051
Astrea Acquisition Corp. Class A	2,075	20,605
Athlon Acquisition Corp.	19,024	186,055
Atlantic Coastal Acquisition Corp. Class A	3,175	31,083
Aurora Acquisition Corp. Class A	11,702	116,786
Authentic Equity Acquisition Corp.	2,062	20,187
B. Riley Principal 150 Merger Corp. Class A	5,102	52,755
B. Riley Principal 250 Merger Corp.	2,066	20,102
BCLS Acquisition Corp. (a)	6,186	60,499
Better World Acquisition Corp.	2,478	25,201
Big Sky Growth Partners, Inc. Class A	2,047	19,917
Biotech Acquisition Co. Class A	7,901	78,220
Breeze Holdings Acquisition Corp.	2,871	29,198
Bridgetown 2 Holdings Ltd. (b)	24,222	241,009
Bridgetown Holdings Ltd. Class A	70,587	694,576
Bright Lights Acquisition Corp.	17,617	174,056
Broadscale Acquisition Corp. Class A	6,331	61,980
Brookline Capital Acquisition Corp.	1,762	17,567
Burgundy Technology Acquisition Corp. (a)	36,353	363,166
BYTE Acquisition Corp. Class A	8,891	86,421
Carney Technology Acquisition Corp. II Class A	26,127	256,828
Catalyst Partners Acquisition Corp. Class A	2,073	20,295
CF Acquisition Corp. IV Class A	33,157	324,939
CF Acquisition Corp. VIII Class A	4,077	40,444
CHP Merger Corp. Class A (a)	15,418	155,413
CM Life Sciences III, Inc. Class A	9,337	92,997
Codere Online Luxembourg SA	1,358	12,820
Corazon Capital V838 Monoceros Corp.	2,616	25,375
Corner Growth Acquisition Corp.	40,191	393,872
COVA Acquisition Corp. Class A	17,610	171,521
Data Knights Acquisition Corp. Class A	2,020	20,392
Decarbonization Plus Acquisition Corp. III Class A	30,710	365,142
DHB Capital Corp.	1,028	9,972
DHC Acquisition Corp.	8,014	78,297
DiamondHead Holdings Corp.	17,651	172,980
Digital Transformation Opportunities Corp.	2,055	20,036
Digital World Acquisition Corp. (b)	16,080	665,551
Dragoneer Growth Opportunities Corp. III	52,306	522,014
Duddell Street Acquisition Corp. Class A	15,055	149,045
Dune Acquisition Corp.	29,372	291,370
Dynamics Special Purpose Corp.	34,157	337,471
E.Merge Technology Acquisition Corp. Class A (a)	80,181	788,179
East Resources Acquisition Co. (a)	8,051	79,705
Edify Acquisition Corp.	21,442	209,060
Edoc Acquisition Corp. Class A	445	4,535
EdtechX Holdings Acquisition Corp. II	600	5,988
EJF Acquisition Corp. Class A (b)	4,809	47,898
Environmental Impact Acquisition Corp. Class A	18,521	184,284
Epiphany Technology Acquisition Corp. Class A	27,590	269,830
European Sustainable Growth Acquisition Corp. Class A	3,032	30,441
Evo Acquisition Corp. Class A	4,736	46,318
Fifth Wall Acquisition Corp. III Class A	52,330	517,544
FinServ Acquisition Corp. II Class A	1,027	10,003
First Reserve Sustainable Growth Corp. (b)	1,031	10,228
FlexShopper, Inc. (a)	5,973	15,112
Foresight Acquisition Corp. Class A (b)	63,132	621,219
Fortistar Sustainable Solution Corp. Class A	18,237	178,358
FoxWayne Enterprises Acquisition Corp. Class A	2,038	20,217
Frazier Lifesciences Acquisition Corp. Class A	5,931	57,946
FTAC Athena Acquisition Corp. Class A	4,197	41,760
FTAC Hera Acquisition Corp.	23,195	227,775
Gaming & Hospitality Acquisition Corp.	564	5,516
GigInternational1, Inc.	1,949	19,354
Glenfarne Merger Corp.	1,027	10,106
Global Partner Acquisition Corp. II Class A	7,062	68,890
Global Synergy Acquisition Corp. Class A	13,599	134,086
Globis Acquisition Corp.	7,932	80,113
Goal Acquisitions Corp.	28,893	282,285
Gobi Acquisition Corp. Class A	4,288	41,508
Gores Guggenheim, Inc. Class A (b)	43,100	580,126
Gores Holdings VII, Inc. Class A	19,925	196,261
Gores Metropoulos II, Inc. (b)	28,128	279,311
Group Nine Acquisition Corp. Class A	15,955	155,083
Growth Capital Acquisition Corp. (b)	8,754	87,277
GWG Holdings, Inc. (a)(b)	13,560	115,396
GX Acquisition Corp. II	1,289	12,568
Hamilton Lane Alliance Holdings I, Inc.	7,716	75,462
Health Sciences Acquisitions Corp. 2 (a)	10,388	102,530
Healthcare Capital Corp. Class A (b)	4,380	43,493
Healthcare Services Acquisition Corp.	73,043	714,361
HealthCor Catalio Acquisition Corp.	11,300	112,774
Helix Acquisition Corp. (a)	1,755	17,427
Hennessy Capital Investment Corp. V Class A	57,321	563,465
Hudson Capital, Inc. (a)(b)	16,721	36,619
Hudson Executive Investment Corp. II	5,319	52,126
HumanCo Acquisition Corp.	23,623	233,631
INSU Acquisition Corp. III	14,245	139,174
Iron Spark I, Inc. Class A	49,315	494,136
ITHAX Acquisition Corp.	11,918	116,320
Jack Creek Investment Corp. (a)	6,844	66,934
Kadem Sustainable Impact Corp. Class A	1,430	13,900
Khosla Ventures Acquisition Co. III	58,924	585,115
Kismet Acquisition Three Corp. (b)	3,147	30,652
KludeIn I Acquisition Corp.	13,003	128,080
L Catterton Asia Acquisition Corp. Class A	9,424	91,978
Landcadia Holdings IV, Inc. Class A	21,116	207,359
Lazard Growth Acquisition Corp. I	28,325	277,019
LDH Growth Corp. I Class A	6,968	68,426
Lefteris Acquisition Corp. (a)	2,281	22,399
Lerer Hippeau Acquisition Corp. Class A (b)	44,740	437,557
Levere Holdings Corp. Class A	5,616	55,261
Liberty Media Acquisition Corp.	44,581	456,955
LightJump Acquisition Corp.	1,028	10,136
Lionheart Acquisition Corp. II Class A (a)	14,587	145,432
LM Funding America, Inc. (a)(b)	6,078	32,092
LMF Acquisition Opportunities, Inc.	1,152	11,589
Lux Health Tech Acquisition Corp.	42,873	422,299
Malacca Straits Acquisition Co. Ltd. Class A (a)	6,813	68,062
Mallard Acquisition Corp. (b)	2,022	20,200
Maquia Capital Acquisition Corp. Class A	18,767	188,608
Marlin Business Services Corp.	10,171	233,424
Marlin Technology Corp.	24,047	234,939
MCAP Acquisition Corp. Class A	12,198	121,492
Medicus Sciences Acquisition Corp. Class A	6,279	60,969
MedTech Acquisition Corp. Class A (b)	18,606	185,502
Merida Merger Corp. I (a)	2,396	23,984
Monument Circle Acquisition Corp. Class A	14,950	146,510
Moringa Acquisition Corp. Class A	2,471	24,092
MSD Acquisition Corp. Class A	20,336	201,326
Mudrick Capital Acquisition Corp. II Class A (b)	19,128	190,706
Natural Order Acquisition Corp.	23,611	232,332
New Vista Acquisition Corp.	3,101	30,235
Newbury Street Acquisition Corp.	3,186	30,968
NextGen Acquisition Corp. II Class A	48,111	489,289
NightDragon Acquisition Corp.	3,733	36,639
Noble Rock Acquisition Corp. Class A	10,316	100,684
Nocturne Acquisition Corp.	2,352	23,496
North Atlantic Acquisition Corp. Class A	14,984	146,544
OCA Acquisition Corp. Class A	510	5,069
One Equity Partners Open Water I Corp.	5,411	52,487
Orion Acquisition Corp. Class A	1,325	12,892
OTR Acquisition Corp. Class A	4,547	45,879
Oyster Enterprises Acquisition Corp. Class A	3,490	34,237
Plum Acquisition Corp. I Class A	4,379	42,564
Population Health Investment Co., Inc.	12,972	126,996
Power & Digital Infrastructure Acquisition I Corp.	10,744	137,308
Powered Brands Class A	7,352	71,756
Priveterra Acquisition Corp.	7,692	75,151
Property Solutions Acquisition Corp. II Class A	2,457	24,005
PropTech Investment Corp. II	12,250	119,070
Prospector Capital Corp. Class A	28,382	277,576
Provident Acquisition Corp. Class A	17,899	175,052
PWP Forward Acquisition Corp. I Class A	3,063	29,956
Queen's Gambit Growth Capital Class A	22,172	220,390
Research Alliance Corp. II	7,944	77,295
Revolution Healthcare Acquisition Corp.	16,274	159,160
RMG Acquisition Corp. III Class A	18,418	180,312
Roman DBDR Tech Acquisition Corp.	50,906	517,714
Rosecliff Acquisition Corp. I	1,036	10,246
Roth CH Acquisition III Co.	22,514	224,465
RXR Acquisition Corp.	4,207	41,060
Science Strategic Acquisition Corp. Alpha	4,469	43,886
ScION Tech Growth I Class A	57,249	559,895
SCP & CO Healthcare Acquisition Co.	1,036	10,101
Seven Oaks Acquisition Corp. Class A	66,335	663,350
Silver Crest Acquisition Corp.	6,196	60,845
Silver Spike Acquisition Corp. II Class A	5,656	55,316
Slam Corp.	8,240	80,093
Social Capital Suvretta Holdings Corp. I	2,008	19,960
Social Capital Suvretta Holdings Corp. II (b)	2,016	20,059
Social Capital Suvretta Holdings Corp. III	2,016	19,898
Social Capital Suvretta Holdings Corp. IV	2,024	19,997
Sports Ventures Acquisition Corp. Class A	15,350	150,123
SportsTek Acquisition Corp. Class A	4,954	48,351
Spring Valley Acquisition Corp. (b)	10,813	107,697
Sustainable Development Acquisition I Corp. Class A	18,971	185,916
SVF Investment Corp.	43,423	437,270
SWK Holdings Corp. (a)(b)	5,279	100,407
Tastemaker Acquisition Corp. Class A	21,074	207,579
Tech and Energy Transition Corp. Class A	4,497	43,801
Tekkorp Digital Acquisition Corp. (a)	21,539	212,159
Thayer Ventures Acquisition Corp.	14,243	144,709
The Oncology Institute, Inc. (a)	3,048	19,782
Thimble Point Acquisition Corp. Class A (b)	8,998	85,031
Thunder Bridge Capital Partners III, Inc. Class A	14,275	139,752
Tishman Speyer Innovation Corp. II	3,639	35,517
Tribe Capital Growth Corp. I Class A	1,031	10,042
Tuatara Capital Acquisition Corp.	11,671	115,543
Turmeric Acquisition Corp.	3,212	31,413
Tuscan Holdings Corp. II (a)	37,333	378,930
TZP Strategies Acquisition Corp.	4,358	42,665
VectoIQ Acquisition Corp. II	21,822	213,419
Vector Acquisition Corp. II Class A	86,388	850,922
Ventoux CCM Acquisition Corp.	11,540	115,400
Venus Acquisition Corp.	2,403	24,174
Vickers Vantage Corp. I	10,324	103,859
VPC Impact Acquisition Holding II Class A (b)	7,166	70,800
Waldencast Acquisition Corp.	1,025	10,189
Yellowstone Acquisition Co.	12,334	124,943
Z-Work Acquisition Corp. Class A	3,290	32,143
Zanite Acquisition Corp.	28,569	289,975
		31,654,387
Insurance - 0.6%
American National Group, Inc.	14,592	2,761,536
Amerisafe, Inc.	9,587	508,974
Arch Capital Group Ltd. (a)	224,348	9,059,172
Atlantic American Corp. (b)	8,809	33,915
Brighthouse Financial, Inc. (a)	49,177	2,390,494
BRP Group, Inc. (a)	28,126	1,041,787
Cincinnati Financial Corp.	89,121	10,150,882
Conifer Holdings, Inc. (a)	3,312	7,916
Donegal Group, Inc. Class A	18,229	247,914
eHealth, Inc. (a)	14,424	318,482
Enstar Group Ltd. (a)	10,255	2,287,891
Erie Indemnity Co. Class A	25,749	4,784,422
Fanhua, Inc. ADR (b)	18,931	242,317
Fednat Holding Co.	5,734	8,830
FG Financial Group, Inc. (a)(b)	3,213	11,246
Global Indemnity Group LLC Class A	7,184	186,784
GoHealth, Inc. (a)	2,854	10,103
Goosehead Insurance	10,135	1,330,928
Greenlight Capital Re, Ltd. (a)	7,844	53,025
Hallmark Financial Services, Inc. (a)	8,243	32,972
Health Assurance Acquisition Corp.	57,066	560,388
International General Insurance Holdings Ltd.	24,436	192,556
Investors Title Co.	1,165	251,640
James River Group Holdings Ltd.	23,911	632,207
Kingstone Companies, Inc.	5,340	26,273
Kinsale Capital Group, Inc.	12,932	2,689,856
Maiden Holdings Ltd. (a)	52,310	156,930
MetroMile, Inc. (a)	212,292	539,222
Midwest Holding, Inc.	1,575	24,098
National Western Life Group, Inc.	1,743	354,962
NI Holdings, Inc. (a)	13,483	249,975
Oxbridge Re Holdings Ltd. (a)	5,511	24,028
Palomar Holdings, Inc. (a)	14,396	1,052,060
Principal Financial Group, Inc.	150,471	10,319,301
Safety Insurance Group, Inc.	8,823	681,753
Selective Insurance Group, Inc.	32,232	2,434,805
Sirius International Insurance rights 3/1/23 (a)(c)	58,865	215,770
State Auto Financial Corp.	24,058	1,238,025
Tian Ruixiang Holdings Ltd.	1,504	3,249
Tiptree, Inc.	21,813	284,223
Trean Insurance Group, Inc. (a)	28,354	238,457
Trupanion, Inc. (a)	22,228	2,741,157
Unico American Corp. (a)	851	2,689
United Fire Group, Inc.	8,472	177,234
United Insurance Holdings Corp.	1,147	4,737
Vericity, Inc.	6,650	54,331
Willis Towers Watson PLC	71,539	16,156,368
		76,775,884
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	298,775	4,568,270
Manhattan Bridge Capital, Inc.	8,746	48,540
New York Mortgage Trust, Inc.	215,859	805,154
		5,421,964
Thrifts & Mortgage Finance - 0.2%
1895 Bancorp of Wisconsin, Inc.	3,059	33,037
America First Tax Exempt Investors LP	39,141	248,154
Blue Foundry Bancorp	14,520	211,556
Bogota Financial Corp. (a)(b)	8,810	89,157
Bridgewater Bancshares, Inc. (a)	11,181	191,083
Broadway Financial Corp. (a)	16,771	44,275
Capitol Federal Financial, Inc.	85,642	972,893
Carver Bancorp, Inc. (a)	7,032	82,485
Columbia Financial, Inc. (a)	65,632	1,197,128
Cullman Bancorp, Inc. (b)	1,695	20,899
Enact Holdings, Inc.	86,100	1,787,436
FS Bancorp, Inc.	6,150	199,629
GigCapital4, Inc. (b)	61,958	619,580
Greene County Bancorp, Inc.	4,298	145,272
Guaranty Federal Bancshares, Inc.	453	14,333
Hingham Institution for Savings	1,454	567,932
HMN Financial, Inc. (a)	3,382	80,593
Home Bancorp, Inc.	7,434	300,631
Home Point Capital, Inc. (b)	64,166	247,039
Kearny Financial Corp.	54,137	688,081
Luther Burbank Corp.	20,688	285,288
Magyar Bancorp, Inc.	3,540	42,480
Merchants Bancorp	14,760	673,204
Mr. Cooper Group, Inc. (a)	46,844	1,839,564
NMI Holdings, Inc. (a)	48,402	948,679
Northeast Community Bancorp, Inc.	1,901	21,006
Northfield Bancorp, Inc.	31,683	533,859
Northwest Bancshares, Inc.	81,605	1,083,714
Oconee Federal Financial Corp. (b)	878	20,229
OP Bancorp	3,399	46,226
PB Bankshares, Inc.	871	11,924
PCSB Financial Corp.	16,016	291,491
PDL Community Bancorp (a)	9,355	140,699
Pioneer Bancorp, Inc. (a)	10,879	135,770
Premier Financial Corp.	24,001	705,629
Provident Bancorp, Inc.	14,544	263,392
Prudential Bancorp, Inc. (b)	6,449	91,963
Randolph Bancorp, Inc.	3,346	79,969
Riverview Bancorp, Inc.	15,015	111,561
Security National Financial Corp. Class A	7,403	65,961
Southern Missouri Bancorp, Inc.	6,368	340,115
Sterling Bancorp, Inc. (a)	23,636	127,398
TC Bancshares, Inc. (b)	3,351	44,903
Territorial Bancorp, Inc.	4,189	105,479
TFS Financial Corp.	158,932	2,860,776
Timberland Bancorp, Inc.	5,704	157,373
Trustco Bank Corp., New York	10,680	348,809
Washington Federal, Inc.	41,513	1,348,757
Waterstone Financial, Inc.	16,746	347,480
Western New England Bancorp, Inc.	19,217	169,302
William Penn Bancorp, Inc.	6,289	76,097
WSFS Financial Corp.	28,977	1,440,736
		22,501,026

TOTAL FINANCIALS		626,594,478

HEALTH CARE - 8.6%
Biotechnology - 4.6%
180 Life Sciences Corp. (a)(b)	16,870	107,631
2seventy bio, Inc.	1,891	49,809
4D Molecular Therapeutics, Inc. (b)	6,289	144,647
89Bio, Inc. (a)(b)	20,110	265,653
Aadi Bioscience, Inc. (a)	1,494	32,106
Aadi Bioscience, Inc. rights (a)(c)	22,410	448
Abcam PLC ADR (a)	11,087	251,231
Abeona Therapeutics, Inc. (a)(b)	85,883	59,173
AC Immune SA (a)(b)	37,118	190,415
ACADIA Pharmaceuticals, Inc. (a)	158,537	3,043,910
Achieve Life Sciences, Inc. (a)(b)	10,358	74,578
Achilles Therapeutics PLC ADR (b)	17,591	89,714
Acorda Therapeutics, Inc. (a)(b)	6,110	15,886
Acumen Pharmaceuticals, Inc.	21,758	171,888
Acurx Pharmaceuticals, Inc. (b)	8,683	41,852
Adagene, Inc. ADR	4,551	37,409
Adagio Theraputics, Inc. (b)	44,890	2,111,626
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	1,572
rights (a)(c)	26,195	1,572
Adaptimmune Therapeutics PLC sponsored ADR (a)	72,769	301,991
Adicet Bio, Inc. (a)	16,194	172,304
Adicet Bio, Inc. rights (a)(c)	3,438	0
Aditxt, Inc. (a)(b)	88,924	104,041
ADMA Biologics, Inc. (a)(b)	73,977	102,088
Advaxis, Inc. (a)(b)	132,082	48,870
Adverum Biotechnologies, Inc. (a)	11,628	20,233
Aeglea BioTherapeutics, Inc. (a)	27,375	170,820
Aerovate Therapeutics, Inc. (b)	13,597	186,415
Aeterna Zentaris, Inc. (a)(b)	91,492	43,477
Affimed NV (a)	64,697	441,234
Agenus, Inc. (a)	122,707	386,527
Agios Pharmaceuticals, Inc. (a)	36,284	1,292,436
Aikido Pharma, Inc. (a)(b)	77,209	57,135
Aileron Therapeutics, Inc. (a)	80,786	49,837
Akebia Therapeutics, Inc. (a)	81,930	222,030
Akero Therapeutics, Inc. (a)(b)	19,689	418,588
Akouos, Inc. (a)(b)	29,082	223,641
Albireo Pharma, Inc. (a)	10,788	258,804
Aldeyra Therapeutics, Inc. (a)	30,129	231,089
Alector, Inc. (a)	43,832	905,131
Aligos Therapeutics, Inc. (a)(b)	30,622	469,129
Alkermes PLC (a)	85,965	1,884,353
Allakos, Inc. (a)	29,236	2,290,641
Allena Pharmaceuticals, Inc. (a)(b)	79,230	53,924
Allogene Therapeutics, Inc. (a)(b)	79,583	1,471,490
Allovir, Inc. (a)(b)	36,743	641,533
Alnylam Pharmaceuticals, Inc. (a)	65,197	11,983,209
Alpine Immune Sciences, Inc. (a)(b)	16,822	182,182
Alterity Therapeutics Ltd. ADR (a)(b)	12,128	11,883
Altimmune, Inc. (a)	48,202	505,639
ALX Oncology Holdings, Inc. (a)	22,323	717,908
Amarin Corp. PLC ADR (a)(b)	214,385	771,786
Amgen, Inc.	318,827	63,408,314
Amicus Therapeutics, Inc. (a)	268,763	2,878,452
AnaptysBio, Inc. (a)	15,023	485,994
Anavex Life Sciences Corp. (a)	41,216	799,590
Anika Therapeutics, Inc. (a)	7,769	304,001
Anixa Biosciences, Inc. (a)	24,102	87,731
Annexon, Inc. (a)	20,751	338,034
AnPac Bio-Medical Science Co. Ltd. ADR (a)	4,794	8,054
Apellis Pharmaceuticals, Inc. (a)	44,582	1,876,011
Applied Genetic Technologies Corp. (a)	30,636	66,480
Applied Molecular Transport, Inc. (a)	20,993	356,881
Applied Therapeutics, Inc. (a)	23,060	264,729
Aprea Therapeutics, Inc. (a)(b)	54,775	221,291
Aptevo Therapeutics, Inc. (a)(b)	4,393	43,754
Aptinyx, Inc. (a)	71,538	164,537
Aptorum Group Ltd. (a)	24,136	45,617
Aptose Biosciences, Inc. (a)	32,455	71,401
AquaBounty Technologies, Inc. (a)	39,718	104,061
AquaMed Technologies, Inc. (a)(c)	19,156	0
Aravive, Inc. (a)(b)	17,702	57,000
Arbutus Biopharma Corp. (a)	61,977	198,326
ARCA Biopharma, Inc. (a)(b)	25,116	59,274
Arcturus Therapeutics Holdings, Inc. (a)(b)	14,340	570,015
Arcutis Biotherapeutics, Inc. (a)	27,809	460,795
Ardelyx, Inc. (a)	7,211	8,221
Arena Pharmaceuticals, Inc. (a)	71,107	3,874,620
Argenx SE ADR (a)	15,908	4,441,673
Aridis Pharmaceuticals, Inc. (a)	6,013	13,589
Arrowhead Pharmaceuticals, Inc. (a)	57,837	4,051,482
Ascendis Pharma A/S sponsored ADR (a)	29,581	4,053,189
Aslan Pharmaceuticals Ltd. ADR (a)	39,841	57,371
Assembly Biosciences, Inc. (a)	29,090	66,907
Astria Therapeutics, Inc. (a)	35,459	225,519
Atara Biotherapeutics, Inc. (a)	45,129	807,358
Athersys, Inc. (a)(b)	129,595	137,371
Atossa Therapeutics, Inc. (a)	65,687	149,109
aTyr Pharma, Inc. (a)(b)	16,950	141,363
Aurinia Pharmaceuticals, Inc. (a)(b)	70,118	1,321,023
Autolus Therapeutics PLC ADR (a)(b)	198,485	1,276,259
Avalo Therapeutics, Inc. (a)	54,570	109,140
AVEO Pharmaceuticals, Inc. (a)	19,123	120,284
Avid Bioservices, Inc. (a)	33,787	1,032,531
Avidity Biosciences, Inc. (a)	36,339	811,450
Avita Medical, Inc. (a)	12,445	171,243
AVROBIO, Inc. (a)	1,470	5,645
Axcella Health, Inc. (a)	23,744	69,332
Ayala Pharmaceuticals, Inc. (a)(b)	8,757	83,192
Aziyo Biologics, Inc. (a)(b)	1,842	9,247
Beam Therapeutics, Inc. (a)(b)	35,411	2,802,781
BeiGene Ltd. ADR (a)	27,822	9,668,980
Bellicum Pharmaceuticals, Inc. (a)(b)	22,867	39,789
BELLUS Health, Inc. (a)	56,818	339,203
Benitec Biopharma, Inc. (a)	11,813	36,148
BeyondSpring, Inc. (a)(b)	20,183	257,737
Bicycle Therapeutics PLC ADR (a)	9,880	531,050
Bio Path Holdings, Inc. (a)	15,100	66,893
BioAtla, Inc.	17,439	440,335
BioCardia, Inc. (a)	7,220	14,801
Biocept, Inc. (a)	5,682	22,444
BioCryst Pharmaceuticals, Inc. (a)(b)	100,594	1,213,164
Biogen, Inc. (a)	83,588	19,705,035
BioLine RX Ltd. sponsored ADR (a)(b)	32,026	84,228
BioMarin Pharmaceutical, Inc. (a)	101,825	8,786,479
Biomea Fusion, Inc.	14,338	173,060
BioNTech SE ADR (a)	45,062	15,850,108
BioVie, Inc. (a)(b)	2,545	16,390
BioXcel Therapeutics, Inc. (a)(b)	13,010	298,319
bluebird bio, Inc. (a)	106,368	1,075,380
Blueprint Medicines Corp. (a)	32,675	3,143,335
Bolt Biotherapeutics, Inc. (b)	22,537	208,918
BrainStorm Cell Therpeutic, Inc. (a)(b)	23,733	90,185
BriaCell Therapeutics Corp. (a)(b)	32,089	315,756
Brickell Biotech, Inc. (a)(b)	104,535	32,197
BridgeBio Pharma, Inc. (a)(b)	83,452	3,379,806
Burning Rock Biotech Ltd. ADR (a)	8,133	125,736
C4 Therapeutics, Inc. (a)	24,762	919,165
Cabaletta Bio, Inc. (a)	14,388	166,613
Calithera Biosciences, Inc. (a)	23,558	19,497
Calyxt, Inc. (a)	21,320	61,402
Candel Therapeutics, Inc. (b)	5,148	53,333
Capricor Therapeutics, Inc. (a)(b)	16,945	57,105
Cardiff Oncology, Inc. (a)(b)	11,556	64,945
CareDx, Inc. (a)	28,929	1,247,997
Caribou Biosciences, Inc.	29,872	555,320
CASI Pharmaceuticals, Inc. (a)	222,212	199,102
Catalyst Biosciences, Inc. (a)	25,124	30,149
Catalyst Pharmaceutical Partners, Inc. (a)	54,980	384,860
Celcuity, Inc. (a)	9,722	146,802
Celldex Therapeutics, Inc. (a)	25,225	961,073
Cellectar Biosciences, Inc. (a)	59,420	41,059
Cellectis SA sponsored ADR (a)(b)	10,776	92,889
Celsion Corp. (a)	65,520	50,398
Celularity, Inc. Class A (a)(b)	66,554	428,608
Centogene NV (a)(b)	11,156	74,187
Century Therapeutics, Inc. (b)	30,206	577,237
Cerevel Therapeutics Holdings (a)	75,724	2,361,832
Checkmate Pharmaceuticals, Inc. (a)	10,139	37,007
Checkpoint Therapeutics, Inc. (a)(b)	44,383	131,374
ChemoCentryx, Inc. (a)	56,751	2,058,926
Chemomab Therapeutics Ltd. ADR (a)(b)	11,737	108,567
Chimerix, Inc. (a)	52,138	327,948
Chinook Therapeutics, Inc. (a)	24,522	392,597
Chinook Therapeutics, Inc. rights (a)(c)	11,497	575
Cidara Therapeutics, Inc. (a)	42,629	63,517
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Clene, Inc. (b)	32,147	182,916
Clovis Oncology, Inc. (a)(b)	58,413	184,585
Codiak Biosciences, Inc. (a)	11,862	151,241
Cogent Biosciences, Inc. (a)	26,227	207,718
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)	107,739	52,738
Coherus BioSciences, Inc. (a)	43,446	806,792
Collplant Biotechnologies Ltd. (a)	5,925	102,858
Compass Pathways PLC ADR (a)	9,295	308,594
Concert Pharmaceuticals, Inc. (a)(b)	15,132	51,146
Connect Biopharma Holdings Ltd. ADR	4,958	21,567
ContraFect Corp. (a)(b)	24,369	83,098
Corbus Pharmaceuticals Holdings, Inc. (a)	65,054	56,174
Corvus Pharmaceuticals, Inc. (a)	27,371	93,335
Crinetics Pharmaceuticals, Inc. (a)	20,279	554,022
CRISPR Therapeutics AG (a)(b)	42,155	3,368,185
CTI BioPharma Corp. (a)(b)	70,768	159,228
Cue Biopharma, Inc. (a)	38,953	477,564
Cullinan Oncology, Inc.	8,707	156,726
CureVac NV (a)(b)	95,980	4,628,156
Curis, Inc. (a)	54,553	266,219
Cyclacel Pharmaceuticals, Inc. (a)(b)	10,654	38,141
Cyclerion Therapeutics, Inc. (a)	50,166	109,362
Cyclo Therapeutics, Inc. (a)(b)	5,508	29,688
Cytokinetics, Inc. (a)(b)	43,218	1,700,196
CytomX Therapeutics, Inc. (a)	30,189	199,549
Day One Biopharmaceuticals, Inc. (b)	34,935	641,756
DBV Technologies SA sponsored ADR (a)(b)	23,666	70,998
Decibel Therapeutics, Inc.	8,575	59,168
Denali Therapeutics, Inc. (a)	64,479	2,982,799
DermTech, Inc. (a)(b)	10,120	203,210
Design Therapeutics, Inc. (b)	15,262	255,486
DiaMedica Therapeutics, Inc. (a)	42,740	159,848
Dicerna Pharmaceuticals, Inc. (a)	46,045	1,750,170
Diffusion Pharmaceuticals, Inc. (a)	118,257	43,767
Dyadic International, Inc. (a)(b)	48,866	183,736
Dynavax Technologies Corp. (a)(b)	63,663	1,028,157
Dyne Therapeutics, Inc. (a)	27,351	388,658
Eagle Pharmaceuticals, Inc. (a)(b)	6,544	312,018
Edesa Biotech, Inc. (a)(b)	16,757	105,904
Editas Medicine, Inc. (a)(b)	38,353	1,252,609
Effector Therapeutics, Inc. Class A (b)	24,005	157,953
Eiger Biopharmaceuticals, Inc. (a)	23,309	143,350
Eledon Pharmaceuticals, Inc. (a)	10,482	51,257
Elevation Oncology, Inc. (b)	12,156	78,892
Eliem Therapeutics, Inc.	12,817	184,437
Enanta Pharmaceuticals, Inc. (a)	11,608	1,024,754
Enlivex Therapeutics Ltd. (a)(b)	10,420	72,940
Enochian Biosciences, Inc. (a)(b)	25,710	322,661
Ensysce Biosciences, Inc. (a)(b)	54,930	86,789
Entasis Therapeutics Holdings, Inc. (a)(b)	32,026	82,627
Entera Bio Ltd. (a)(b)	17,597	58,774
Epizyme, Inc. (a)(b)	18,928	61,895
Equillium, Inc. (a)	18,701	96,871
Erasca, Inc. (b)	63,320	897,244
Essa Pharma, Inc. (a)	15,886	212,237
Evaxion Biotech A/S ADR	2,428	11,314
Evelo Biosciences, Inc. (a)(b)	28,905	249,161
Evogene Ltd. (a)(b)	59,007	117,424
Exact Sciences Corp. (a)(b)	95,226	8,129,444
Exagen, Inc. (a)	8,533	87,719
Exelixis, Inc. (a)	173,130	2,906,853
Exicure, Inc. (a)	61,235	28,713
F-star Therapeutics, Inc. (a)	12,945	66,537
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	48,733	2,680,802
Fennec Pharmaceuticals, Inc. (a)	19,507	85,636
FibroGen, Inc. (a)	79,636	996,246
Finch Therapeutics Group, Inc.	25,491	423,660
Flexion Therapeutics, Inc. rights (a)(c)	69,500	43,090
Foghorn Therapeutics, Inc. (a)(b)	20,484	237,000
Forma Therapeutics Holdings, Inc. (a)	5,420	78,536
Fortress Biotech, Inc. (a)	60,011	171,031
Forward Pharma A/S sponsored ADR (a)	4,735	30,730
Frequency Therapeutics, Inc. (a)(b)	4,422	22,552
Fusion Pharmaceuticals, Inc. (a)	25,136	145,789
G1 Therapeutics, Inc. (a)(b)	21,859	281,981
Gain Therapeutics, Inc.	5,115	37,033
Galapagos NV sponsored ADR (a)	4,022	195,389
Galectin Therapeutics, Inc. (a)	67,748	178,177
Galecto, Inc. (a)	6,022	16,982
Galera Therapeutics, Inc. (a)(b)	15,248	20,127
Galmed Pharmaceuticals Ltd. (a)(b)	27,177	68,486
Gamida Cell Ltd. (a)	12,700	32,512
Gemini Therapeutics, Inc. (a)(b)	1,024	2,826
Generation Bio Co. (a)	30,848	529,660
Genetron Holdings Ltd. ADR (a)	12,262	110,848
Genfit ADR (a)(b)	3,215	10,449
Genmab A/S ADR (a)	26,826	1,033,338
Genocea Biosciences, Inc. (a)(b)	37,574	50,725
Genprex, Inc. (a)	35,156	50,976
GeoVax Labs, Inc. (a)(b)	6,138	25,350
Geron Corp. (a)	182,189	269,640
Gilead Sciences, Inc.	695,283	47,925,857
Global Blood Therapeutics, Inc. (a)	34,207	966,690
GlycoMimetics, Inc. (a)	30,238	51,102
Gossamer Bio, Inc. (a)(b)	44,064	477,654
Gracell Biotechnologies, Inc. ADR	6,579	50,921
Graphite Bio, Inc. (b)	20,884	188,374
Greenwich Lifesciences, Inc. (a)	7,220	226,925
Grifols SA ADR	66,711	715,809
Gritstone Bio, Inc. (a)	27,675	365,310
Gt Biopharma, Inc. (a)(b)	30,673	124,839
Halozyme Therapeutics, Inc. (a)	79,102	2,600,874
Harpoon Therapeutics, Inc. (a)	14,671	90,080
HCW Biologics, Inc. (b)	21,362	61,309
Heat Biologics, Inc. (a)(b)	15,896	71,373
Heron Therapeutics, Inc. (a)(b)	165,681	1,565,685
Histogen, Inc. (a)(b)	52,234	25,072
Homology Medicines, Inc. (a)(b)	17,826	90,021
Hookipa Pharma, Inc. (a)(b)	14,947	48,279
Horizon Therapeutics PLC (a)	124,793	12,948,522
Humacyte, Inc. Class A (b)	30,932	334,994
Humanigen, Inc. (a)(b)	28,705	173,952
I-Mab ADR (a)	24,064	1,454,909
Icosavax, Inc.	9,944	210,415
Ideaya Biosciences, Inc. (a)(b)	20,579	452,738
IGM Biosciences, Inc. (a)(b)	14,073	702,524
Imago BioSciences, Inc. (b)	9,525	213,074
Immatics NV (a)(b)	33,359	379,292
Immucell Corp. (a)	2,008	18,092
Immuneering Corp. (b)	5,131	116,115
Immunic, Inc. (a)	24,307	207,339
ImmunityBio, Inc. (a)(b)	174,040	1,355,772
Immunocore Holdings PLC ADR	5,997	215,832
ImmunoGen, Inc. (a)	109,546	675,899
Immunome, Inc. (a)(b)	5,950	112,753
Immunovant, Inc. (a)	8,231	63,379
Immutep Ltd. ADR (a)(b)	18,722	64,216
Impel Neuropharma, Inc. (b)	11,977	110,667
IMV, Inc. (a)(b)	38,325	57,871
In8bio, Inc.	2,695	15,793
Incyte Corp. (a)	118,774	8,043,375
Indaptus Therapeutics, Inc.	14,122	84,026
Infinity Pharmaceuticals, Inc. (a)	53,051	115,121
InflaRx NV (a)(b)	18,991	95,145
Inhibikase Therapeutics, Inc. (b)	16,282	32,564
Inhibrx, Inc. (a)	21,784	880,727
Inmune Bio, Inc. (a)	18,920	243,122
Inovio Pharmaceuticals, Inc. (a)(b)	74,049	536,115
Inozyme Pharma, Inc. (a)	11,828	93,914
Insmed, Inc. (a)(b)	69,063	1,900,614
Instil Bio, Inc. (b)	70,420	1,547,832
Intellia Therapeutics, Inc. (a)	40,263	4,630,648
Intercept Pharmaceuticals, Inc. (a)(b)	18,707	321,947
Inventiva SA ADR (a)(b)	2,231	29,784
Ionis Pharmaceuticals, Inc. (a)	58,492	1,550,038
Iovance Biotherapeutics, Inc. (a)	156,568	2,930,953
Ironwood Pharmaceuticals, Inc. Class A (a)	94,574	1,048,826
iTeos Therapeutics, Inc. (a)	19,095	674,054
Iveric Bio, Inc. (a)	57,163	835,723
Janux Therapeutics, Inc. (b)	22,017	391,462
Jasper Therapeutics, Inc. (a)(b)	696	5,707
Jounce Therapeutics, Inc. (a)	24,576	188,498
Kalvista Pharmaceuticals, Inc. (a)	28,668	415,686
Kamada (a)(b)	25,878	161,220
Karuna Therapeutics, Inc. (a)(b)	17,454	2,232,367
Karyopharm Therapeutics, Inc. (a)(b)	168,900	1,173,855
Kazia Therapeutics Ltd. sponsored ADR (a)(b)	4,948	49,579
Keros Therapeutics, Inc. (a)	12,482	696,371
Kezar Life Sciences, Inc. (a)	28,429	394,026
Kiniksa Pharmaceuticals Ltd. (a)	21,394	248,598
Kinnate Biopharma, Inc. (b)	23,511	469,750
Kintara Therapeutics, Inc. (a)(b)	15,368	10,758
Kiromic BioPharma, Inc. (a)(b)	36,662	97,888
Kodiak Sciences, Inc. (a)(b)	28,274	2,596,684
Kronos Bio, Inc. (a)(b)	31,134	367,693
Krystal Biotech, Inc. (a)	12,300	990,765
Kura Oncology, Inc. (a)	31,181	435,287
Kymera Therapeutics, Inc. (a)	26,529	1,472,890
La Jolla Pharmaceutical Co./California (a)(b)	17,647	68,823
Lantern Pharma, Inc. (a)(b)	6,838	57,713
Larimar Therapeutics, Inc. (a)(b)	9,372	86,129
LAVA Therapeutics NV (b)	10,086	69,997
Leap Therapeutics, Inc. (a)(b)	56,927	148,579
Legend Biotech Corp. ADR (a)	15,769	812,261
Lexicon Pharmaceuticals, Inc. (a)	78,924	361,472
Ligand Pharmaceuticals, Inc.:
Class B (a)	9,030	1,462,138
General CVR (a)(c)	1,518	12
Glucagon CVR (a)	1,518	10
rights (a)	1,518	11
TR Beta CVR (a)(c)	1,518	213
Liminal BioSciences, Inc. (a)(b)	22,737	29,103
Lixte Biotechnology Holdings, Inc. (a)(b)	25,794	41,270
LogicBio Therapeutics, Inc. (a)	23,654	70,962
Longeveron, Inc. (b)	5,000	131,300
Lumos Pharma, Inc. (a)	10,037	77,887
Lyell Immunopharma, Inc. (b)	134,126	1,280,903
Macrogenics, Inc. (a)	33,170	583,792
Madrigal Pharmaceuticals, Inc. (a)(b)	9,320	770,857
Magenta Therapeutics, Inc. (a)	44,600	251,098
MannKind Corp. (a)(b)	133,586	618,503
Medicenna Therapeutics Corp. (a)	27,633	51,950
MediciNova, Inc. (a)(b)	25,966	85,168
MEI Pharma, Inc. (a)	53,702	180,976
MeiraGTx Holdings PLC (a)	27,678	489,347
Mereo Biopharma Group PLC ADR (a)	96,630	170,069
Merrimack Pharmaceuticals, Inc. (a)	2,337	9,815
Mersana Therapeutics, Inc. (a)	16,243	109,478
Merus BV (a)(b)	20,484	532,789
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	45,665
Midatech Pharma PLC ADR (a)(b)	7,397	10,837
MiMedx Group, Inc. (a)(b)	60,376	423,236
Minerva Neurosciences, Inc. (a)	48,003	46,611
Mirati Therapeutics, Inc. (a)	25,802	3,528,940
Mirum Pharmaceuticals, Inc. (a)	15,405	219,213
Moderna, Inc. (a)	222,979	78,584,489
Molecular Partners AG ADR (b)	1,070	15,066
Molecular Templates, Inc. (a)	52,167	209,190
Moleculin Biotech, Inc. (a)(b)	15,561	32,211
Monopar Therapeutics, Inc. (a)(b)	13,453	60,135
Monte Rosa Therapeutics, Inc. (b)	24,310	471,371
Morphic Holding, Inc. (a)	19,704	939,881
Morphosys AG sponsored ADR (a)	5,687	57,496
Mustang Bio, Inc. (a)	45,890	92,698
Myriad Genetics, Inc. (a)	42,298	1,093,826
Nanobiotix SA ADR	1,588	13,546
Natera, Inc. (a)	48,857	4,468,461
Neoleukin Therapeutics, Inc. (a)	22,529	120,755
Neubase Therapeutics, Inc. (a)	19,719	58,171
Neurobo Pharmaceuticals, Inc. (a)(b)	20,686	33,304
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	52,583	4,377,535
Neximmune, Inc.	11,947	94,381
NextCure, Inc. (a)	15,140	94,625
Novavax, Inc. (a)(b)	41,182	8,591,801
Nurix Therapeutics, Inc. (a)	24,268	699,404
Nuvalent, Inc. Class A (b)	17,115	365,063
Nymox Pharmaceutical Corp. (a)(b)	50,678	71,963
ObsEva SA (a)(b)	82,227	184,188
Ocugen, Inc. (a)(b)	109,269	692,765
Olema Pharmaceuticals, Inc. (b)	233	2,039
Omega Therapeutics, Inc.	5,845	105,736
OncoCyte Corp. (a)	49,349	111,035
Oncolytics Biotech, Inc. (a)	34,659	58,574
Oncorus, Inc. (a)(b)	5,013	27,772
OncoSec Medical, Inc. (a)	7,356	8,680
Oncternal Therapeutics, Inc. (a)(b)	28,548	84,217
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	26,107	42,032
Opko Health, Inc. (a)(b)	378,730	1,488,409
Opthea Ltd. ADR (a)(b)	5,049	33,424
Orchard Therapeutics PLC ADR (a)	9,469	12,783
Organogenesis Holdings, Inc. Class A (a)	71,506	719,350
Organovo Holdings, Inc. (a)(b)	6,946	33,271
Orgenesis, Inc. (a)	14,931	46,286
ORIC Pharmaceuticals, Inc. (a)	21,006	290,723
Orphazyme A/S ADR (a)(b)	21,566	69,874
Outlook Therapeutics, Inc. (a)	106,981	161,541
Ovid Therapeutics, Inc. (a)	34,929	117,012
Passage Bio, Inc. (a)	5,485	39,986
PDS Biotechnology Corp. (a)	17,716	174,503
PharmaCyte Biotech, Inc. (a)(b)	26,211	67,886
Pharming Group NV ADR (b)	2,093	16,870
PhaseBio Pharmaceuticals, Inc. (a)(b)	37,386	77,763
Phio Pharmaceuticals Corp. (a)	34,287	46,630
Pieris Pharmaceuticals, Inc. (a)	66,294	218,770
Pluristem Therapeutics, Inc. (a)(b)	25,169	68,208
Plus Therapeutics, Inc. (a)	133,500	201,585
PMV Pharmaceuticals, Inc. (a)(b)	21,246	462,101
Point Biopharma Global, Inc. (a)(b)	24,861	200,628
Polarityte, Inc. (a)(b)	77,220	35,830
Portage Biotech, Inc. (a)	6,935	102,153
Poseida Therapeutics, Inc. (a)	35,266	245,099
Praxis Precision Medicines, Inc. (a)	18,510	316,706
Precigen, Inc. (a)(b)	56,216	221,491
Precision BioSciences, Inc. (a)	32,101	290,835
Prometheus Biosciences, Inc.	21,186	629,224
ProQR Therapeutics BV (a)(b)	36,293	256,229
Protagenic Therapeutics, Inc. (a)	20,025	37,647
Protagonist Therapeutics, Inc. (a)	24,205	813,772
Prothena Corp. PLC (a)	25,528	1,280,229
PTC Therapeutics, Inc. (a)	39,121	1,453,736
PureTech Health PLC ADR	566	24,904
Qualigen Therapeutics, Inc. (a)(b)	48,887	71,864
Radius Health, Inc. (a)	26,855	442,033
Rallybio Corp.	6,148	79,125
RAPT Therapeutics, Inc. (a)	15,878	518,417
Recro Pharma, Inc. (a)	19,350	30,380
Recursion Pharmaceuticals, Inc. (b)	78,100	1,493,272
Regeneron Pharmaceuticals, Inc. (a)	58,130	37,001,489
REGENXBIO, Inc. (a)	22,282	713,024
Regulus Therapeutics, Inc. (a)(b)	67,351	26,099
Relay Therapeutics, Inc. (a)(b)	85,939	2,528,325
Reneo Pharmaceuticals, Inc. (b)	13,048	89,770
RenovoRx, Inc. (b)	3,794	26,862
Repare Therapeutics, Inc. (a)(b)	21,402	502,305
Repligen Corp. (a)	30,619	8,772,344
Replimune Group, Inc. (a)	25,355	722,364
Revolution Medicines, Inc. (a)(b)	40,970	1,133,230
Rezolute, Inc. (a)(b)	3,888	19,596
Rhythm Pharmaceuticals, Inc. (a)	12,934	115,759
Rigel Pharmaceuticals, Inc. (a)(b)	90,653	242,044
Rocket Pharmaceuticals, Inc. (a)(b)	31,620	772,477
Rubius Therapeutics, Inc. (a)(b)	30,786	380,515
S.A.B. Biotherapeutics, Inc. (b)	6,967	75,871
Sage Therapeutics, Inc. (a)	14,472	563,106
Salarius Pharmaceuticals, Inc. (a)(b)	35,070	22,796
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	519
Sana Biotechnology, Inc. (b)	100,098	1,902,863
Sangamo Therapeutics, Inc. (a)	79,495	659,014
Sarepta Therapeutics, Inc. (a)	44,450	3,592,005
Savara, Inc. (a)	71,163	76,856
Scholar Rock Holding Corp. (a)(b)	18,710	496,751
Seagen, Inc. (a)	100,725	16,116,000
Selecta Biosciences, Inc. (a)	55,947	167,841
Sellas Life Sciences Group, Inc. (a)(b)	12,014	80,974
Sensei Biotherapeutics, Inc.	15,533	106,867
Sera Prognostics, Inc.	16,037	169,992
Seres Therapeutics, Inc. (a)	154,112	1,658,245
Sesen Bio, Inc. (a)	258,483	271,407
Shattuck Labs, Inc. (a)	1,909	16,188
Sierra Oncology, Inc. (a)(b)	10,075	234,647
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Sio Gene Therapies, Inc. (a)	27,754	44,129
Soleno Therapeutics, Inc. (a)(b)	60,128	39,240
Solid Biosciences, Inc. (a)(b)	63,771	111,599
Soligenix, Inc. (a)(b)	54,007	47,316
Sonnet Biotherapeutics Holding (a)	397,073	225,855
Sorrento Therapeutics, Inc. (a)(b)	181,843	1,083,784
Spectrum Pharmaceuticals, Inc. (a)	36,218	57,224
Spero Therapeutics, Inc. (a)(b)	28,331	403,717
Springworks Therapeutics, Inc. (a)(b)	27,008	1,940,525
Spruce Biosciences, Inc. (a)	9,482	24,464
Statera Biopharma, Inc. (a)(b)	11,084	32,587
Stealth BioTherapeutics Corp. ADR (a)	23,317	19,819
Stoke Therapeutics, Inc. (a)	18,470	459,903
Summit Therapeutics, Inc. (a)(b)	54,355	276,123
Surface Oncology, Inc. (a)(b)	23,135	133,489
Surrozen, Inc. (b)	1,779	16,136
Sutro Biopharma, Inc. (a)	24,478	418,084
Synaptogenix, Inc. (b)	5,004	46,637
Syndax Pharmaceuticals, Inc. (a)	25,794	411,930
Synlogic, Inc. (a)	71,644	178,394
Syros Pharmaceuticals, Inc. (a)	10,829	42,883
T2 Biosystems, Inc. (a)(b)	103,876	64,382
Talaris Therapeutics, Inc. (b)	22,591	292,779
Tango Therapeutics, Inc. (a)(b)	32,986	342,065
Taysha Gene Therapies, Inc. (a)(b)	12,627	163,898
TCR2 Therapeutics, Inc. (a)	7,938	40,881
Tempest Therapeutics, Inc. (a)(b)	11,414	112,999
Tenax Therapeutics, Inc. (a)(b)	30,408	38,922
Tenaya Therapeutics, Inc. (b)	13,131	258,024
TG Therapeutics, Inc. (a)	70,150	1,066,280
Theratechnologies, Inc. (a)	51,510	169,983
Tiziana Life Sciences Ltd. (b)	14,852	18,714
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)	216,271	101,474
TRACON Pharmaceuticals, Inc. (a)	18,969	49,319
TransCode Therapeutics, Inc.	17,023	46,813
Travere Therapeutics, Inc. (a)	30,901	882,224
Trevena, Inc. (a)(b)	186,442	126,781
TScan Therapeutics, Inc.	12,786	99,731
Turning Point Therapeutics, Inc. (a)	52,860	2,011,852
Twist Bioscience Corp. (a)	27,241	2,601,516
Tyme Technologies, Inc. (a)(b)	17,692	13,004
Ultragenyx Pharmaceutical, Inc. (a)	33,963	2,555,036
Unicycive Therapeutics, Inc. (b)	26,109	55,873
uniQure B.V. (a)	25,416	707,836
United Therapeutics Corp. (a)	24,857	4,710,402
UNITY Biotechnology, Inc. (a)	38,341	84,350
UroGen Pharma Ltd. (a)(b)	11,902	143,895
Vaccinex, Inc. (a)(b)	22,015	35,004
Vaccitech PLC ADR (b)	4,253	54,566
Vanda Pharmaceuticals, Inc. (a)	35,063	568,021
Vascular Biogenics Ltd. (a)(b)	40,323	93,549
Vaxart, Inc. (a)(b)	68,197	542,848
Vaxcyte, Inc. (a)	27,907	568,745
Vaxxinity, Inc. Class A (b)	68,096	847,114
VBI Vaccines, Inc. (a)	208,397	633,527
VectivBio Holding AG	17,780	68,097
Vera Therapeutics, Inc. (a)	10,272	367,738
Veracyte, Inc. (a)	59,691	2,475,983
Verastem, Inc. (a)	111,497	297,697
Vericel Corp. (a)	25,530	949,971
Vertex Pharmaceuticals, Inc. (a)	143,731	26,869,073
Verve Therapeutics, Inc.	25,826	880,150
Viking Therapeutics, Inc. (a)	46,434	246,565
Vincerx Pharma, Inc. (a)	9,297	97,526
Vir Biotechnology, Inc. (a)	72,001	3,414,287
Viracta Therapeutics, Inc. (a)	25,757	118,740
Viridian Therapeutics, Inc. (a)	14,446	277,941
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (b)	1,478	8,055
VistaGen Therapeutics, Inc. (a)	109,903	212,113
Vor Biopharma, Inc. (a)(b)	3,419	39,455
Voyager Therapeutics, Inc. (a)(b)	9,613	29,224
vTv Therapeutics, Inc. Class A (a)(b)	44,768	55,512
Vyant Bio, Inc. (a)	19,717	37,659
Werewolf Therapeutics, Inc. (b)	15,965	231,333
Windtree Therapeutics, Inc. (a)(b)	19,030	32,541
X4 Pharmaceuticals, Inc. (a)	20,027	89,120
Xbiotech, Inc.	15,395	194,285
Xencor, Inc. (a)	34,666	1,255,603
Xenetic Biosciences, Inc. (a)	20,698	29,391
Xenon Pharmaceuticals, Inc. (a)	21,650	578,055
XOMA Corp. (a)(b)	5,834	119,655
XTL Biopharmaceuticals Ltd. ADR (a)	8,903	27,243
Y-mAbs Therapeutics, Inc. (a)	25,116	428,981
Yield10 Bioscience, Inc. (a)(b)	7,586	37,020
Yumanity Therapeutics, Inc. (a)(b)	21,160	89,084
Yumanity Therapeutics, Inc. rights (a)(c)	39,785	0
Zai Lab Ltd. ADR (a)	36,038	2,495,632
Zealand Pharma A/S sponsored ADR (a)(b)	3,611	78,016
Zentalis Pharmaceuticals, Inc. (a)	22,504	1,846,453
ZIOPHARM Oncology, Inc. (a)(b)	133,508	185,576
		646,788,740
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	25,243	7,945,992
Accelerate Diagnostics, Inc. (a)(b)	15,549	77,745
Accuray, Inc. (a)	50,472	242,770
Acutus Medical, Inc. (a)	1,602	5,287
Aethlon Medical, Inc. (a)	31,992	77,741
Align Technology, Inc. (a)	43,974	26,891,420
Allied Healthcare Products, Inc. (a)(b)	1,352	8,923
Alphatec Holdings, Inc. (a)	53,739	596,503
Angiodynamics, Inc. (a)	20,081	517,086
Apollo Endosurgery, Inc. (a)	16,872	134,301
Apyx Medical Corp. (a)	18,122	243,378
Aspira Women's Health, Inc. (a)(b)	64,182	133,499
Atricure, Inc. (a)	25,041	1,587,599
Atrion Corp. (b)	985	699,340
Avinger, Inc. (a)(b)	61,116	35,539
AxoGen, Inc. (a)	22,322	213,622
Axonics Modulation Technologies, Inc. (a)	23,344	1,270,147
Bellerophon Therapeutics, Inc. (a)	4,969	15,702
Beyond Air, Inc. (a)(b)	24,913	361,239
BioLase Technology, Inc. (a)	104,396	45,976
BioLife Solutions, Inc. (a)	21,885	835,132
Biomerica, Inc. (a)(b)	5,860	28,421
BioSig Technologies, Inc. (a)(b)	16,167	43,974
Bioventus, Inc.	28,377	352,726
BrainsWay Ltd. ADR (a)(b)	3,457	26,861
Cardiovascular Systems, Inc. (a)	23,790	475,800
Cerus Corp. (a)	93,501	644,222
Check Capital Ltd. (a)(b)	58,636	49,090
Chembio Diagnostics, Inc. (a)(b)	75,338	153,690
ClearPoint Neuro, Inc. (a)(b)	13,370	183,570
Co.-Diagnostics, Inc. (a)(b)	17,214	165,943
ConforMis, Inc. (a)	76,686	63,964
CryoPort, Inc. (a)(b)	25,113	1,668,508
Cue Health, Inc. (b)	60,000	675,000
Cutera, Inc. (a)(b)	9,505	331,344
CVRx, Inc.	10,458	121,104
CytoSorbents Corp. (a)(b)	21,655	106,543
DarioHealth Corp. (a)	27,527	430,247
Delcath Systems, Inc. (a)(b)	2,322	22,175
Dentsply Sirona, Inc.	121,331	5,913,673
DexCom, Inc. (a)	53,764	30,247,089
EDAP TMS SA sponsored ADR (a)(b)	22,764	129,982
Ekso Bionics Holdings, Inc. (a)	5,843	18,990
electroCore, Inc. (a)	164,752	115,524
ENDRA Life Sciences, Inc. (a)(b)	35,458	33,760
Envveno Medical Corp. (a)(b)	20,487	138,902
Establishment Labs Holdings, Inc. (a)(b)	13,987	902,721
Femasys, Inc. (b)	6,504	34,992
Fonar Corp. (a)	3,366	55,034
GBS, Inc. (b)	66,898	132,458
Helius Medical Technologies, Inc. (U.S.) (a)(b)	1,605	10,802
Heska Corp. (a)	5,658	910,712
Hologic, Inc. (a)	142,548	10,652,612
ICU Medical, Inc. (a)	11,909	2,693,935
IDEXX Laboratories, Inc. (a)	47,373	28,806,100
Inari Medical, Inc. (a)	27,704	2,286,688
InMode Ltd. (a)	41,894	3,183,944
Inogen, Inc. (a)	13,301	406,346
Inspira Technologies Oxy BHN Ltd. (b)	2,924	8,801
InspireMD, Inc. (a)(b)	14,051	51,427
Insulet Corp. (a)	36,866	10,633,629
Integra LifeSciences Holdings Corp. (a)	47,002	3,005,778
Intersect ENT, Inc. (a)	22,132	592,474
IntriCon Corp. (a)	5,239	86,339
Intuitive Surgical, Inc. (a)	197,391	64,021,797
InVivo Therapeutics Holdings Corp. (a)(b)	43,910	25,780
INVO Bioscience, Inc. (a)(b)	4,947	15,336
IRadimed Corp. (a)	7,986	359,370
iRhythm Technologies, Inc. (a)	15,306	1,616,314
Iridex Corp. (a)	7,305	45,656
Itamar Medical Ltd. ADR (a)	4,304	131,918
Kewaunee Scientific Corp. (a)	1,782	22,952
Lantheus Holdings, Inc. (a)	36,857	987,030
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc.	12,899	603,544
LENSAR, Inc. (a)	5,527	37,694
LivaNova PLC (a)	27,107	2,172,897
Lucira Health, Inc. (b)	1,085	7,291
LumiraDx Ltd. (b)	24,829	235,627
Masimo Corp. (a)	30,739	8,549,131
Medigus Ltd. ADR (a)(b)	7,664	8,890
Meridian Bioscience, Inc. (a)	24,681	491,399
Merit Medical Systems, Inc. (a)	31,052	1,951,929
Mesa Laboratories, Inc. (b)	2,822	871,405
Microbot Medical, Inc. (a)(b)	2,681	13,807
Motus GI Holdings, Inc. (a)(b)	42,952	21,046
Nano-X Imaging Ltd. (a)(b)	26,181	540,114
NanoVibronix, Inc. (a)	25,676	27,987
Natus Medical, Inc. (a)	17,906	404,676
Nemaura Medical, Inc. (a)	11,700	56,160
Neogen Corp. (a)	59,046	2,369,516
Neovasc, Inc. (a)(b)	21,359	15,329
NeuroMetrix, Inc. (a)(b)	2,657	18,440
Neuronetics, Inc. (a)	6,338	24,528
NeuroOne Medical Technologies Corp. (a)	1,701	3,674
NeuroPace, Inc. (b)	12,686	126,860
Novocure Ltd. (a)	56,683	5,307,796
NuVasive, Inc. (a)	28,056	1,348,371
Nyxoah SA (b)	2,971	62,391
OraSure Technologies, Inc. (a)	41,450	386,729
Ortho Clinical Diagnostics Holdings PLC	130,391	2,495,684
Orthofix International NV (a)	9,251	283,173
OrthoPediatrics Corp. (a)	10,727	597,601
Outset Medical, Inc. (a)	25,168	1,192,963
PAVmed, Inc. (a)	45,379	166,541
PetVivo Holdings, Inc. (b)	44,303	128,479
Predictive Oncology, Inc. (a)(b)	131,210	135,146
Pro-Dex, Inc. (a)	3,523	80,148
PROCEPT BioRobotics Corp.	9,228	301,110
Profound Medical Corp. (a)(b)	10,870	119,787
Pulmonx Corp. (a)	19,855	641,317
Pulse Biosciences, Inc. (a)(b)	15,897	322,709
Quidel Corp. (a)	23,611	3,484,039
Quotient Ltd. (a)	23,790	50,435
Repro Medical Systems, Inc. (a)(b)	31,356	107,865
ReWalk Robotics Ltd. (a)(b)	29,639	38,531
Rockwell Medical Technologies, Inc. (a)(b)	35,137	14,933
RxSight, Inc.	9,686	105,093
Sanara Medtech, Inc. (a)(b)	4,237	118,382
Seaspine Holdings Corp. (a)	17,528	235,401
Second Sight Medical Products, Inc. (a)(b)	9,079	17,976
Sensus Healthcare, Inc. (a)	7,030	43,164
Shockwave Medical, Inc. (a)	19,636	3,539,193
SI-BONE, Inc. (a)	17,331	333,622
Sientra, Inc. (a)	31,005	124,640
Sight Sciences, Inc.	23,298	488,093
Silk Road Medical, Inc. (a)	19,105	775,281
Sintx Technologies, Inc. (a)(b)	21,155	18,809
SmileDirectClub, Inc. (a)(b)	8,710	26,740
Soliton, Inc. (a)	11,381	233,652
Staar Surgical Co. (a)	26,042	2,478,938
STRATA Skin Sciences, Inc. (a)	17,447	25,822
Surgalign Holdings, Inc. (a)(b)	228,438	187,319
SurModics, Inc. (a)	7,764	341,073
Tactile Systems Technology, Inc. (a)	12,519	244,121
Talis Biomedical Corp.	13,579	63,550
Tandem Diabetes Care, Inc. (a)	35,095	4,510,409
Tela Bio, Inc. (a)	6,966	86,378
Thermogenesis Holdings, Inc. (a)(b)	6,501	8,451
Titan Medical, Inc. (a)(b)	54,356	37,940
TransMedics Group, Inc. (a)	15,332	337,917
Treace Medical Concepts, Inc.	28,866	499,670
Trinity Biotech PLC sponsored ADR (a)	5,165	9,555
Utah Medical Products, Inc.	2,529	282,135
Varex Imaging Corp. (a)	23,722	677,263
Venus Concept, Inc. (a)(b)	28,117	35,990
ViewRay, Inc. (a)(b)	87,322	448,835
Viveve Medical, Inc. (a)(b)	3,780	5,821
Zosano Pharma Corp. (a)(b)	87,573	52,544
Zynex, Inc. (b)	19,173	245,414
		268,217,872
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	145,764	2,322,021
Acadia Healthcare Co., Inc. (a)	50,158	2,817,375
Accolade, Inc. (a)	36,734	942,962
AdaptHealth Corp. (a)	73,463	1,442,079
Addus HomeCare Corp. (a)	8,720	760,558
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	6,377
Akumin, Inc. (a)(b)	36,627	56,406
Alignment Healthcare, Inc. (b)	103,822	1,682,955
Amedisys, Inc. (a)	18,157	2,535,625
Apollo Medical Holdings, Inc. (a)(b)	30,440	2,851,315
Apria, Inc.	19,041	535,623
Avalon GloboCare Corp. (a)(b)	48,932	46,485
Aveanna Healthcare Holdings, Inc.	100,162	645,043
Biodesix, Inc. (a)	9,200	62,744
Caladrius Biosciences, Inc. (a)	30,152	28,274
CareMax, Inc. Class A (a)	47,343	317,198
Castle Biosciences, Inc. (a)	13,646	563,989
Clover Health Investments Corp. (a)	95,181	472,098
Corvel Corp. (a)	10,115	1,901,620
Covetrus, Inc. (a)	31,217	561,282
Cross Country Healthcare, Inc. (a)	20,193	528,249
Docgo, Inc. Class A (b)	13,618	108,944
Field Trip Health Ltd.	4,629	18,377
Five Star Senior Living, Inc. (a)	17,017	54,454
Fulgent Genetics, Inc. (a)(b)	16,010	1,497,255
Great Elm Group, Inc.	7,056	12,560
Greenbrook TMS, Inc.	875	4,900
Guardant Health, Inc. (a)	56,235	5,911,423
HealthEquity, Inc. (a)	46,413	2,537,863
Henry Schein, Inc. (a)	78,144	5,552,913
IMAC Holdings, Inc. (a)	54,807	69,605
Innovage Holding Corp. (b)	47,070	375,148
LHC Group, Inc. (a)	17,675	2,027,676
LifeStance Health Group, Inc. (b)	168,170	1,335,270
Magellan Health Services, Inc. (a)	14,382	1,363,270
Modivcare, Inc. (a)	7,758	1,063,079
National Research Corp. Class A	13,880	555,894
Novo Integrated Sciences, Inc. (a)	12,127	17,524
Ontrak, Inc. (a)(b)	10,232	62,108
Option Care Health, Inc. (a)	99,534	2,519,206
Patterson Companies, Inc.	54,157	1,704,321
Pennant Group, Inc. (a)	15,432	313,733
PetIQ, Inc. Class A (a)(b)	15,095	301,447
Precipio, Inc. (a)(b)	61,940	120,164
Premier, Inc.	68,489	2,538,887
Privia Health Group, Inc. (b)	59,244	1,368,536
Progenity, Inc. (a)(b)	131,892	412,822
Progyny, Inc. (a)	49,307	2,503,316
Psychemedics Corp. (a)	4,592	36,001
Quipt Home Medical Corp. (a)	13,889	86,390
R1 RCM, Inc. (a)	155,346	3,700,342
RadNet, Inc. (a)	28,732	774,615
Sharps Compliance Corp. (a)	8,144	60,103
Skylight Health Group, Inc. (a)	12,822	16,925
Star Equity Holdings, Inc. (a)(b)	11,004	26,960
Surgery Partners, Inc. (a)	40,409	1,792,543
Talkspace, Inc. Class A (a)(b)	54,260	124,255
The Ensign Group, Inc.	30,304	2,313,104
The Joint Corp. (a)	8,305	663,736
Tivity Health, Inc. (a)	27,823	662,744
Viemed Healthcare, Inc. (a)	19,429	98,116
Vivos Therapeutics, Inc. (b)	36,452	92,953
		65,879,760
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	76,502	1,272,228
Better Therapeutics, Inc. (b)	311	2,205
Biotricity, Inc. (a)(b)	31,571	127,231
CareCloud, Inc. (a)(b)	13,011	90,296
Cerner Corp.	166,568	11,734,716
Certara, Inc.	85,985	2,315,576
Change Healthcare, Inc. (a)	172,605	3,500,429
Computer Programs & Systems, Inc. (a)	10,575	311,645
Definitive Healthcare Corp.	75,615	2,216,276
Forian, Inc. (b)	18,658	160,086
G Medical Innovations Holdings Ltd. (b)	74,399	181,534
GoodRx Holdings, Inc. (a)(b)	41,466	1,655,323
Health Catalyst, Inc. (a)(b)	24,343	1,056,243
HealthStream, Inc. (a)	16,614	385,777
HTG Molecular Diagnostics (a)(b)	9,321	36,725
iCAD, Inc. (a)	15,927	117,382
iSpecimen, Inc. (b)	2,160	39,895
NantHealth, Inc. (a)	48,473	54,290
Nextgen Healthcare, Inc. (a)	35,416	548,948
Omnicell, Inc. (a)	23,837	4,219,149
OptimizeRx Corp. (a)(b)	10,957	712,205
Renalytix AI PLC ADR (a)(b)	4,865	90,003
Schrodinger, Inc. (a)	60,592	2,373,995
SCWorx, Corp. (a)	21,155	31,733
Sema4 Holdings Corp. Class A (a)(b)	120,230	801,934
Sharecare, Inc. Class A (a)(b)	184,895	1,170,385
Simulations Plus, Inc. (b)	10,611	498,399
SOPHiA GENETICS SA (b)	6,740	94,225
Streamline Health Solutions, Inc. (a)	14,467	22,135
Tabula Rasa HealthCare, Inc. (a)(b)	13,654	155,246
Telemynd, Inc. (a)(c)	92	0
		35,976,214
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	48,558	7,420,148
23andMe Holding Co. Class A (a)(b)	60,282	495,518
AbCellera Biologics, Inc. (b)	123,151	1,842,339
Absci Corp. (b)	49,703	524,367
Adaptive Biotechnologies Corp. (a)	77,604	2,024,688
Akoya Biosciences, Inc.	19,467	252,682
Alpha Teknova, Inc. (b)	15,220	340,319
Applied DNA Sciences, Inc. (a)(b)	15,383	88,914
Berkeley Lights, Inc. (a)	60,263	1,257,689
Bio-Techne Corp.	21,640	10,214,729
BioNano Genomics, Inc. (a)(b)	104,837	409,913
Bruker Corp.	84,617	6,853,131
Champions Oncology, Inc. (a)	10,958	86,568
ChromaDex, Inc. (a)(b)	42,495	199,302
Codex DNA, Inc.	15,404	105,363
Codexis, Inc. (a)	35,046	1,216,447
Compugen Ltd. (a)(b)	105,798	467,627
Cytek Biosciences, Inc. (b)	68,800	1,387,696
Fluidigm Corp. (a)(b)	41,862	192,984
Genetic Technologies Ltd. ADR (a)(b)	2,511	5,976
Harvard Bioscience, Inc. (a)	25,302	169,270
ICON PLC (a)	44,705	12,091,361
Illumina, Inc. (a)	82,151	30,012,225
ImmunoPrecise Antibodies Ltd. (a)(b)	14,496	86,976
Inotiv, Inc. (a)(b)	10,270	534,040
Maravai LifeSciences Holdings, Inc.	63,264	2,906,348
MaxCyte, Inc. (b)	23,711	236,636
Medpace Holdings, Inc. (a)	20,021	4,152,556
Miromatrix Medical, Inc. (b)	10,203	68,666
Nanostring Technologies, Inc. (a)	24,841	1,020,965
Nautilus Biotechnology, Inc. (a)(b)	65,397	317,175
NeoGenomics, Inc. (a)	65,432	2,241,700
Olink Holding AB ADR (b)	11,175	234,228
Pacific Biosciences of California, Inc. (a)	110,195	2,557,626
Personalis, Inc. (a)	23,807	322,585
PPD, Inc. (a)	195,119	9,190,105
Quanterix Corp. (a)	19,890	795,003
Quantum-Si, Inc. (b)	64,799	419,898
Quoin Pharmaceuticals Ltd.:
ADR (a)(b)	8,596	32,579
rights (a)(c)	3,438,400	34
Rapid Micro Biosystems, Inc. (b)	21,522	265,151
Science 37 Holdings, Inc. (b)	5,531	57,578
Seer, Inc. (b)	17,388	387,926
Singular Genomics Systems, Inc. (b)	38,149	435,662
SomaLogic, Inc. Class A (b)	49,555	573,351
Sotera Health Co.	157,250	3,355,715
Syneos Health, Inc. (a)	58,184	5,653,157
		113,504,916
Pharmaceuticals - 0.6%
4D Pharma PLC ADR (b)	1,165	7,083
9 Meters Biopharma, Inc. (a)	137,039	142,521
A Menarini Industrie Farmaceut rights (a)(c)	32,407	10,648
Acasti Pharma, Inc. (a)(b)	18,348	24,219
Acer Therapeutics, Inc. (a)(b)	14,284	29,996
Aclaris Therapeutics, Inc. (a)	33,259	425,715
Adamis Pharmaceuticals Corp. (a)(b)	87,706	71,919
Adial Pharmaceuticals, Inc. (a)(b)	16,546	45,998
Aerie Pharmaceuticals, Inc. (a)	28,131	284,123
Agile Therapeutics, Inc. (a)	39,867	25,116
Akari Therapeutics PLC sponsored ADR (a)(b)	30,264	49,330
Alimera Sciences, Inc. (a)	5,507	28,581
Altamira Therapeutics Ltd. (a)(b)	18,871	33,402
Amphastar Pharmaceuticals, Inc. (a)	38,728	757,520
Amryt Pharma PLC ADR (a)(b)	29,879	296,997
Anebulo Pharmaceuticals, Inc. (b)	4,108	24,648
Angion Biomedica Corp.	16,608	59,789
ANI Pharmaceuticals, Inc. (a)	9,565	393,504
Antares Pharma, Inc. (a)	98,062	316,740
Aquestive Therapeutics, Inc. (a)(b)	39,828	234,985
Artelo Biosciences, Inc. (a)	48,785	30,735
Arvinas Holding Co. LLC (a)	27,103	2,049,258
Assertio Holdings, Inc. (a)(b)	39,380	55,920
AstraZeneca PLC:
rights (a)(c)	3,011	0
sponsored ADR	199,070	10,915,008
atai Life Sciences NV (b)	84,740	930,445
Athira Pharma, Inc. (a)	43,903	591,812
Aurora Cannabis, Inc. (a)(b)	117,561	754,742
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	40,528	363,131
Avenue Therapeutics, Inc. (a)	12,483	17,601
Axsome Therapeutics, Inc. (a)(b)	46,234	1,596,922
Baudax Bio, Inc. (a)(b)	178,260	67,133
Biodelivery Sciences International, Inc. (a)	89,535	248,907
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	13,768	23,681
Calliditas Therapeutics AB ADR (a)(b)	5,831	108,398
Cara Therapeutics, Inc. (a)	34,753	458,045
Cardiol Therapeutics, Inc. (a)(b)	52,435	104,870
Cassava Sciences, Inc. (a)(b)	22,322	1,194,004
China SXT Pharmaceuticals, Inc. (a)(b)	26,642	18,657
Citius Pharmaceuticals, Inc. (a)(b)	75,361	127,360
Clearside Biomedical, Inc. (a)	38,079	139,750
Clever Leaves Holdings, Inc. (b)	14,276	70,809
CNS Pharmaceuticals, Inc. (a)(b)	18,942	20,647
Cocrystal Pharma, Inc. (a)	50,667	45,479
Collegium Pharmaceutical, Inc. (a)	24,854	436,933
Corcept Therapeutics, Inc. (a)	70,711	1,484,931
CorMedix, Inc. (a)	1,394	6,942
Cronos Group, Inc. (a)(b)	206,950	937,484
Cumberland Pharmaceuticals, Inc. (a)	11,327	56,975
CymaBay Therapeutics, Inc. (a)	58,261	192,844
Cyteir Therapeutics, Inc. (b)	18,602	308,979
Dare Bioscience, Inc. (a)(b)	114,064	205,315
Dermata Therapeutics, Inc. (b)	15,860	43,139
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)	139,062	137,644
Edgewise Therapeutics, Inc. (b)	27,427	477,778
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)	118,190	87,910
Endo International PLC (a)	124,163	695,313
Enveric Biosciences, Inc. (a)(b)	4,776	6,209
Esperion Therapeutics, Inc. (a)(b)	94,738	827,063
Eton Pharmaceuticals, Inc. (a)(b)	19,371	75,547
Evoke Pharma, Inc. (a)(b)	40,987	31,146
Evolus, Inc. (a)(b)	29,762	164,881
Eyenovia, Inc. (a)(b)	21,508	78,504
Eyepoint Pharmaceuticals, Inc. (a)(b)	13,557	214,201
Fulcrum Therapeutics, Inc. (a)	20,485	297,033
GH Research PLC (b)	27,198	719,931
Harmony Biosciences Holdings, Inc. (a)	33,782	1,151,628
Harrow Health, Inc. (a)	22,525	225,250
Hepion Pharmaceuticals, Inc. (a)(b)	40,121	49,750
HEXO Corp. (a)(b)	80,723	89,603
High Tide, Inc. (a)(b)	46,134	288,799
Hoth Therapeutics, Inc. (a)(b)	49,686	40,693
Hutchison China Meditech Ltd. sponsored ADR (a)	33,593	1,137,459
Ikena Oncology, Inc.	27,112	387,837
IMARA, Inc. (a)	15,052	50,876
InMed Pharmaceuticals, Inc. (a)(b)	4,383	8,328
Innoviva, Inc. (a)	52,301	874,473
Intra-Cellular Therapies, Inc. (a)	47,541	1,924,460
Iterum Therapeutics PLC (a)(b)	33,113	16,258
Jaguar Health, Inc. (a)(b)	27,722	36,316
Jazz Pharmaceuticals PLC (a)	34,034	4,079,656
Kaleido Biosciences, Inc. (a)(b)	34,937	125,424
KemPharm, Inc. (a)(b)	18,495	144,816
Kiora Pharmaceuticals, Inc. (a)	131,312	200,907
Landos Biopharma, Inc.	23,054	166,680
Lexaria Bioscience Corp. (a)(b)	2,740	14,522
Lipocine, Inc. (a)(b)	61,226	67,349
Liquidia Technologies, Inc. (a)	32,984	136,884
Longboard Pharmaceuticals, Inc.	6,573	37,466
Lyra Therapeutics, Inc. (a)	9,646	54,018
Marinus Pharmaceuticals, Inc. (a)	20,303	225,566
MediWound Ltd. (a)(b)	18,827	50,268
Milestone Pharmaceuticals, Inc. (a)	17,576	96,668
Mind Medicine (MindMed), Inc. (a)	186,943	370,147
MyMD Pharmaceuticals, Inc. (a)	21,161	162,093
Nabriva Therapeutics PLC (a)(b)	42,738	33,289
Nektar Therapeutics (a)	108,015	1,216,249
NGM Biopharmaceuticals, Inc. (a)	44,097	794,628
NLS Pharmaceutics Ltd.	14,362	29,155
Novan, Inc. (a)	10,162	51,216
Ocular Therapeutix, Inc. (a)	42,919	293,566
Ocuphire Pharma, Inc. (a)(b)	34,766	135,935
Odonate Therapeutics, Inc. (a)	7,752	12,868
Omeros Corp. (a)(b)	40,138	288,994
Onconova Therapeutics, Inc. (a)	33,198	99,594
Opiant Pharmaceuticals, Inc. (a)	3,728	90,926
OptiNose, Inc. (a)(b)	43,019	68,400
Oramed Pharmaceuticals, Inc. (a)	18,130	348,459
Osmotica Pharmaceuticals PLC (a)	32,042	42,616
Otonomy, Inc. (a)	53,180	109,019
Pacira Biosciences, Inc. (a)	26,424	1,390,431
PainReform Ltd. (a)(b)	19,107	34,202
Palisade Bio, Inc. (a)(b)	65,337	152,235
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. (a)(b)	29,676	125,233
Petros Pharmaceuticals, Inc. (b)	6,734	19,259
Pharvaris BV (b)	18,643	274,239
Phathom Pharmaceuticals, Inc. (a)(b)	17,684	317,251
Phibro Animal Health Corp. Class A	16,621	325,605
Pliant Therapeutics, Inc. (a)(b)	21,561	305,735
PLx Pharma PLC (a)(b)	25,849	237,811
PolyPid Ltd. (a)(b)	12,545	85,306
Procaps Group SA (b)	9,095	93,315
Processa Pharmaceuticals, Inc. (a)	11,057	59,929
ProPhase Labs, Inc. (b)	7,224	45,367
Provention Bio, Inc. (a)(b)	15,695	108,296
Pulmatrix, Inc. (a)(b)	44,393	29,610
Purple Biotech Ltd. ADR (a)(b)	12,666	50,284
Qilian International Holding Group Ltd. (b)	23,641	73,287
Rain Therapeutics, Inc. (b)	10,662	137,966
Rani Therapeutics Holdings, Inc. (b)	10,541	312,435
Reata Pharmaceuticals, Inc. (a)	18,243	1,561,601
RedHill Biopharma Ltd. sponsored ADR (a)(b)	26,419	77,143
Regencell Bioscience Holdings Ltd. (b)	6,816	171,627
Relmada Therapeutics, Inc. (a)	12,198	217,856
Revance Therapeutics, Inc. (a)	122,667	1,678,085
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	12,478	45,295
Roivant Sciences Ltd. (a)(b)	110,905	735,300
Royalty Pharma PLC	219,056	8,711,857
Sanofi SA sponsored ADR	131,019	6,232,574
Satsuma Pharmaceuticals, Inc. (a)	19,951	94,368
scPharmaceuticals, Inc. (a)	18,268	79,283
Seelos Therapeutics, Inc. (a)	84,689	146,512
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)	31,648	39,244
SIGA Technologies, Inc. (a)	66,111	539,466
Sol-Gel Technologies Ltd. (a)(b)	13,406	102,288
Sonoma Pharmaceuticals, Inc. (a)	4,975	26,368
Supernus Pharmaceuticals, Inc. (a)	32,482	973,486
Tarsus Pharmaceuticals, Inc. (a)	12,561	334,123
Terns Pharmaceuticals, Inc.	14,756	111,408
TFF Pharmaceuticals, Inc. (a)(b)	10,670	79,385
TherapeuticsMD, Inc. (a)	223,639	110,701
Theravance Biopharma, Inc. (a)	10,150	85,260
Tilray, Inc. Class 2 (a)(b)	248,906	2,518,929
Titan Pharmaceuticals, Inc. (a)(b)	19,257	27,730
Trevi Therapeutics, Inc. (a)	7,164	7,125
Tricida, Inc. (a)(b)	34,018	258,197
Universe Pharmaceuticals, Inc.	8,802	19,188
Vallon Pharamceuticals, Inc. (b)	9,542	52,195
Verona Pharma PLC ADR (a)(b)	10,707	51,179
Verrica Pharmaceuticals, Inc. (a)(b)	16,292	168,622
Viatris, Inc.	674,955	8,308,696
Virpax Pharmaceuticals, Inc.	2,479	11,602
Vyne Therapeutics, Inc. (a)(b)	30,249	31,156
WAVE Life Sciences (a)	32,769	127,799
Xeris Biopharma Holdings, Inc. (b)	62,079	129,745
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	7,227
Yunhong International (a)(b)(c)	1,686	17,383
Zogenix, Inc. (a)(b)	35,750	402,188
Zynerba Pharmaceuticals, Inc. (a)(b)	21,768	75,317
		85,069,991

TOTAL HEALTH CARE		1,215,437,493

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	13,397	1,081,942
AerSale Corp.	22,990	415,889
Astra Space, Inc. Class A (a)(b)	141,884	1,556,467
Astronics Corp. (a)	11,489	120,175
Astrotech Corp. (a)	36,874	29,425
Axon Enterprise, Inc. (a)	35,906	6,060,574
Byrna Technologies, Inc. (a)	14,709	216,516
Draganfly, Inc. (b)	3,082	8,815
EHang Holdings Ltd. ADR (a)(b)	10,838	229,224
Elbit Systems Ltd. (b)	24,443	3,581,633
Innovative Solutions & Support, Inc.	5,109	33,924
Kratos Defense & Security Solutions, Inc. (a)	68,797	1,355,989
Lilium NV (b)	150,100	1,068,712
Mercury Systems, Inc. (a)	30,699	1,502,716
Momentus, Inc. Class A (a)(b)	57,628	397,057
PAE, Inc. (a)	49,577	491,804
RADA Electronic Industries Ltd. (a)(b)	29,760	279,744
Rocket Lab U.S.A., Inc. Class A (a)(b)	234,615	3,720,994
Sigma Labs, Inc. (a)(b)	14,199	33,510
TAT Technologies Ltd. (a)(b)	4,899	31,795
VirTra, Inc. (a)	1,810	11,711
		22,228,616
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,316	36,295
Air Transport Services Group, Inc. (a)	45,748	1,129,518
Atlas Air Worldwide Holdings, Inc. (a)	14,813	1,297,767
C.H. Robinson Worldwide, Inc.	73,086	6,949,748
Expeditors International of Washington, Inc.	92,971	11,307,133
Forward Air Corp.	15,781	1,558,374
Hub Group, Inc. Class A (a)	18,343	1,424,701
		23,703,536
Airlines - 0.2%
Allegiant Travel Co. (a)	9,630	1,668,109
American Airlines Group, Inc. (a)(b)	358,717	6,345,704
Blade Air Mobility, Inc. (a)(b)	44,231	388,790
Frontier Group Holdings, Inc. (b)	120,000	1,602,000
Hawaiian Holdings, Inc. (a)	31,196	570,263
JetBlue Airways Corp. (a)	268,544	3,603,860
Mesa Air Group, Inc. (a)	19,225	135,729
Ryanair Holdings PLC sponsored ADR (a)	54,260	5,184,543
SkyWest, Inc. (a)	27,552	1,079,212
Sun Country Airlines Holdings, Inc.	30,637	840,373
United Airlines Holdings, Inc. (a)	181,406	7,666,218
		29,084,801
Building Products - 0.1%
AAON, Inc.	28,630	2,233,140
American Woodmark Corp. (a)	8,946	551,431
Antelope Enterprise Holdings L (a)(b)	13,809	33,004
Apogee Enterprises, Inc.	14,762	609,671
Applied UV, Inc. (a)(b)	4,305	19,889
Caesarstone Sdot-Yam Ltd.	10,345	115,554
CSW Industrials, Inc.	8,215	987,443
DIRTT Environmental Solutions Ltd. (a)(b)	44,471	107,620
Gibraltar Industries, Inc. (a)	18,047	1,225,391
Tecnoglass, Inc.	25,380	781,196
UFP Industries, Inc.	34,268	2,853,839
View, Inc. Class A (a)(b)	83,999	354,476
		9,872,654
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (a)	10,264	217,392
Aqua Metals, Inc. (a)(b)	36,541	57,369
Aurora Innovation, Inc. (b)	73,940	970,093
BioHiTech Global, Inc. (a)(b)	8,693	7,823
Casella Waste Systems, Inc. Class A (a)	27,982	2,372,314
CECO Environmental Corp. (a)	21,695	128,651
China Recycling Energy Corp. (a)(b)	2,863	16,892
Cimpress PLC (a)	14,362	1,117,794
Cintas Corp.	58,183	24,564,281
Copart, Inc. (a)	131,160	19,039,186
Driven Brands Holdings, Inc.	92,792	2,863,561
Fuel Tech, Inc. (a)(b)	7,428	12,182
Healthcare Services Group, Inc.	42,504	743,820
Heritage-Crystal Clean, Inc. (a)	13,663	438,446
Interface, Inc.	29,819	425,219
Kimball International, Inc. Class B	36,143	370,104
Matthews International Corp. Class A	14,831	514,191
Millerknoll, Inc.	33,262	1,261,960
Odyssey Marine Exploration, Inc. (a)(b)	6,411	39,620
Performant Financial Corp. (a)	25,601	68,867
Perma-Fix Environmental Services, Inc. (a)	9,998	70,786
PyroGenesis Canada, Inc. (b)	98,007	317,543
Quest Resource Holding Corp. (a)	5,212	27,207
Quhuo Ltd. ADR (a)	3,482	5,780
Recycling Asset Holdings, Inc. (a)(c)	694	24
Sentage Holdings, Inc. (b)	1,732	2,840
SP Plus Corp. (a)	13,740	372,491
Stericycle, Inc. (a)	50,332	2,843,758
Tetra Tech, Inc.	29,837	5,510,297
TOMI Environmental Solutions, Inc. (a)	8,765	15,163
U.S. Ecology, Inc. (a)	16,302	555,409
Vidler Water Resouces, Inc. (a)	18,610	212,898
Virco Manufacturing Co. (a)	950	3,126
VSE Corp.	7,604	416,243
		65,583,330
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd.	2,968	50,219
Concrete Pumping Holdings, Inc. (a)	28,584	233,531
Construction Partners, Inc. Class A (a)	19,146	661,303
Great Lakes Dredge & Dock Corp. (a)	35,442	523,833
IES Holdings, Inc. (a)	11,098	532,593
Infrastructure and Energy Alternatives, Inc. (a)	12,706	120,199
iSun, Inc. (a)	10,234	70,922
Limbach Holdings, Inc. (a)	6,648	46,868
Matrix Service Co. (a)	12,262	106,557
MYR Group, Inc. (a)	9,722	1,076,323
Northwest Pipe Co. (a)	5,851	168,392
NV5 Global, Inc. (a)	8,216	1,080,404
Orbital Energy Group, Inc. (a)(b)	34,811	85,287
Primoris Services Corp.	28,950	649,059
SG Blocks, Inc. (a)	5,721	12,071
Sterling Construction Co., Inc. (a)	15,145	390,287
Willscot Mobile Mini Holdings (a)	307,564	11,715,113
		17,522,961
Electrical Equipment - 0.3%
Advent Technologies Holdings, Inc. Class A (a)(b)	52,160	399,546
Allied Motion Technologies, Inc.	8,863	349,645
American Superconductor Corp. (a)	23,972	306,842
Array Technologies, Inc. (a)	66,566	1,199,186
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	76,311	202,987
Ballard Power Systems, Inc. (a)(b)	164,663	2,496,291
Beam Global (a)(b)	6,808	180,684
Blink Charging Co. (a)(b)	23,316	896,034
Broadwind, Inc. (a)	9,566	23,150
Capstone Turbine Corp. (a)	5,108	24,212
CBAK Energy Technology, Inc. (a)(b)	35,345	71,397
Encore Wire Corp.	10,986	1,543,094
Energous Corp. (a)(b)	89,434	134,151
Energy Focus, Inc. (a)(b)	617	1,370
Enovix Corp. (b)	83,558	2,924,530
Eos Energy Enterprises, Inc. (a)(b)	27,175	270,391
Fluence Energy, Inc.	26,100	827,109
Flux Power Holdings, Inc. (a)(b)	6,183	31,904
FTC Solar, Inc.	44,589	381,682
FuelCell Energy, Inc. (a)(b)	237,540	2,061,847
Fusion Fuel Green PLC Class A (b)	4,794	54,172
Ideal Power, Inc. (a)	6,424	91,735
LSI Industries, Inc.	17,145	121,730
Nuvve Holding Corp. (b)	16,407	259,067
Orion Energy Systems, Inc. (a)	14,347	54,088
Pioneer Power Solutions, Inc. (b)	9,793	99,007
Plug Power, Inc. (a)(b)	322,062	12,834,171
Polar Power, Inc. (a)(b)	8,285	47,639
Powell Industries, Inc.	6,368	155,507
Preformed Line Products Co.	3,095	195,449
Shoals Technologies Group, Inc. (b)	51,848	1,456,929
Sunrun, Inc. (a)	112,914	5,198,561
Sunworks, Inc. (a)(b)	14,202	65,045
TPI Composites, Inc. (a)(b)	19,991	356,440
Ultralife Corp. (a)	11,042	58,743
Vicor Corp. (a)	17,479	2,507,537
		37,881,872
Industrial Conglomerates - 0.6%
Gaucho Group Holdings, Inc. (a)(b)	9,967	28,904
Honeywell International, Inc.	387,800	78,428,672
Icahn Enterprises LP	139,153	7,034,184
Raven Industries, Inc. (a)	19,549	1,133,842
		86,625,602
Machinery - 0.4%
Agrify Corp. (b)	11,285	173,225
Altra Industrial Motion Corp.	35,733	1,883,486
Astec Industries, Inc.	13,267	831,576
Berkshire Grey, Inc. Class A	53,505	316,750
Blue Bird Corp. (a)	16,718	338,372
Columbus McKinnon Corp. (NY Shares)	16,265	722,491
Commercial Vehicle Group, Inc. (a)	21,200	177,868
Eastern Co.	4,547	114,152
Energy Recovery, Inc. (a)	35,074	745,323
Franklin Electric Co., Inc.	25,745	2,266,847
FreightCar America, Inc. (a)(b)	32,845	122,840
Gencor Industries, Inc. (a)	8,433	99,847
Greenland Technologies Holding Corp. (a)(b)	5,467	41,932
GreenPower Motor Co., Inc. (a)(b)	11,083	149,510
Hillman Solutions Corp. Class A (a)	55,583	588,068
Hurco Companies, Inc.	4,416	133,054
Hydrofarm Holdings Group, Inc. (b)	24,337	803,121
Hyzon Motors, Inc. Class A (b)	114,480	868,903
Ideanomics, Inc. (a)(b)	232,089	373,663
Kornit Digital Ltd. (a)	25,353	3,927,433
L.B. Foster Co. Class A (a)	5,419	82,098
Lincoln Electric Holdings, Inc.	32,763	4,421,694
LiqTech International, Inc. (a)(b)	14,828	72,805
Manitex International, Inc. (a)	14,236	93,246
Microvast Holdings, Inc. (a)(b)	113,033	959,650
Middleby Corp. (a)	30,871	5,392,546
Nikola Corp. (a)(b)	258,443	2,641,287
Nisun International Enterprise (a)(b)	11,226	84,869
NN, Inc. (a)	14,855	66,105
Nordson Corp.	32,168	8,176,784
Omega Flex, Inc. (b)	5,646	666,115
PACCAR, Inc.	191,827	16,002,208
Park-Ohio Holdings Corp.	5,074	107,112
Perma-Pipe International Holdings, Inc. (a)	5,390	47,163
Proterra, Inc. Class A (a)(b)	112,733	1,263,737
RBC Bearings, Inc. (a)	13,892	2,746,309
Taylor Devices, Inc. (a)	1,759	19,578
The Shyft Group, Inc.	20,942	1,017,991
Twin Disc, Inc. (a)	9,749	116,793
Urban-Gro, Inc. (a)	1,561	15,532
voxeljet AG ADR (a)	2,769	20,740
Westport Fuel Systems, Inc. (a)	72,395	173,748
Woodward, Inc.	35,161	3,720,034
Xos, Inc. Class A (b)	29,791	120,058
		62,706,663
Marine - 0.0%
Capital Product Partners LP	6,724	110,005
Castor Maritime, Inc. (a)(b)	49,703	93,939
Eagle Bulk Shipping, Inc.	6,979	279,649
EuroDry Ltd. (a)(b)	13,176	268,790
Euroseas Ltd. (a)(b)	2,629	67,486
Golden Ocean Group Ltd. (b)	99,171	933,199
Grindrod Shipping Holdings Ltd. (b)	8,483	126,482
Pangaea Logistics Solutions Ltd. (b)	24,288	92,780
Performance Shipping, Inc. (b)	40,265	193,272
Pyxis Tankers, Inc. (a)(b)	42,562	27,742
Seanergy Martime Holdings Corp. (a)	72,085	68,481
Star Bulk Carriers Corp.	49,906	1,048,525
		3,310,350
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	22,264	1,284,633
Acacia Research Corp. (a)	26,315	128,944
Atlas Technical Consultants, Inc. (a)	19,217	176,220
Barrett Business Services, Inc.	3,985	281,301
China Index Holdings Ltd. ADR (a)(b)	30,315	34,256
CoStar Group, Inc. (a)	219,294	17,052,301
CRA International, Inc.	4,701	432,821
DLH Holdings Corp. (a)	5,065	66,858
Exponent, Inc.	28,889	3,365,569
First Advantage Corp.	83,856	1,454,063
Forrester Research, Inc. (a)	10,756	607,069
Global Internet of People, Inc. (a)(b)	8,860	19,315
Headhunter Group PLC ADR (b)	13,600	747,320
Heidrick & Struggles International, Inc.	8,594	371,003
Hirequest, Inc. (b)	6,327	144,256
Hudson Global, Inc. (a)	1,375	39,600
Huron Consulting Group, Inc. (a)	11,971	546,955
ICF International, Inc.	10,225	989,167
Kelly Services, Inc. Class A (non-vtg.)	21,044	354,802
Kforce, Inc.	10,845	831,052
LegalZoom.com, Inc. (b)	86,727	1,561,953
ManTech International Corp. Class A	15,383	1,045,275
Otonomo Technologies Ltd. (a)(b)	13,157	51,970
RCM Technologies, Inc. (a)	4,323	34,022
Recruiter.com Group, Inc. (b)	5,043	14,927
Red Violet, Inc. (a)(b)	8,743	317,895
Resources Connection, Inc.	22,136	380,296
ShiftPixy, Inc. (a)(b)	8,773	6,845
Sterling Check Corp.	66,000	1,568,820
Upwork, Inc. (a)	69,606	2,593,520
Verisk Analytics, Inc.	89,654	20,160,495
Where Food Comes From, Inc. (b)	1,290	19,995
Willdan Group, Inc. (a)	7,167	286,752
		56,970,270
Road & Rail - 0.9%
AMERCO	10,972	7,730,432
ArcBest Corp.	13,918	1,434,667
Avis Budget Group, Inc. (a)	38,789	10,651,072
Covenant Transport Group, Inc. Class A (a)	6,293	157,766
CSX Corp.	1,260,990	43,705,913
Daseke, Inc. (a)	34,313	331,120
Ezgo Technologies Ltd. (b)	2,944	6,624
Heartland Express, Inc.	44,050	737,397
Helbiz, Inc. (a)(b)	4,659	39,136
Hertz Global Holdings, Inc. (b)	250,000	6,040,000
HyreCar, Inc. (a)	10,990	58,247
J.B. Hunt Transport Services, Inc.	58,717	11,224,342
Landstar System, Inc.	21,474	3,619,443
Lyft, Inc. (a)	179,032	7,270,490
Marten Transport Ltd.	47,473	763,366
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	5,937
Old Dominion Freight Lines, Inc.	64,306	22,839,562
P.A.M. Transportation Services, Inc.	7,002	453,660
Patriot Transportation Holding, Inc.	1,759	17,097
Saia, Inc. (a)	14,496	4,800,785
Td Holdings, Inc. (a)(b)	13,130	6,632
TuSimple Holdings, Inc. (b)	102,817	4,111,652
U.S.A. Truck, Inc. (a)	5,235	90,461
Universal Logistics Holdings, Inc.	17,590	326,998
Werner Enterprises, Inc.	37,001	1,669,115
Yellow Corp. (a)	25,553	336,277
		128,428,191
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	38,797	1,936,358
Code Chain New Continent Ltd. (a)(b)	17,695	23,004
DXP Enterprises, Inc. (a)	9,057	250,245
Euro Tech Holdings Co. Ltd. (b)	3,067	10,550
Fastenal Co.	317,901	18,810,202
H&E Equipment Services, Inc.	19,766	832,149
Hudson Technologies, Inc. (a)	40,436	152,444
Huttig Building Products, Inc. (a)	17,487	151,962
Karat Packaging, Inc. (a)	10,117	222,473
Lawson Products, Inc. (a)	5,086	244,789
McGrath RentCorp.	12,871	994,928
Rush Enterprises, Inc.:
Class A	24,910	1,269,414
Class B	6,706	327,119
Titan Machinery, Inc. (a)	11,661	387,612
Transcat, Inc. (a)	4,527	402,767
Willis Lease Finance Corp. (a)	3,418	117,067
		26,133,083
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (a)(b)	3,405	154,212
Sino-Global Shipping America Ltd. (a)(b)	11,251	36,903
		191,115

TOTAL INDUSTRIALS		570,243,044

INFORMATION TECHNOLOGY - 43.8%
Communications Equipment - 1.1%
ADTRAN, Inc.	26,355	537,115
Applied Optoelectronics, Inc. (a)(b)	20,141	119,033
AudioCodes Ltd.	17,081	592,027
Aviat Networks, Inc. (a)	6,448	202,080
CalAmp Corp. (a)	18,255	167,581
Cambium Networks Corp. (a)	14,493	394,355
Casa Systems, Inc. (a)	20,049	100,045
Ceragon Networks Ltd. (a)(b)	40,973	107,759
Cisco Systems, Inc.	2,338,727	128,255,789
Clearfield, Inc. (a)(b)	9,087	588,292
ClearOne, Inc. (a)	10,289	14,302
CommScope Holding Co., Inc. (a)	112,653	1,122,024
Communications Systems, Inc. (b)	4,332	13,169
COMSovereign Holding Corp. (b)	20,231	21,849
Comtech Telecommunications Corp.	12,600	319,914
Digi International, Inc. (a)	19,090	411,008
DZS, Inc. (a)	13,141	170,307
EMCORE Corp. (a)	20,355	150,016
Ericsson (B Shares) sponsored ADR	208,281	2,082,810
Extreme Networks, Inc. (a)	71,064	959,364
F5, Inc. (a)	33,009	7,512,188
Franklin Wireless Corp. (a)	5,335	20,753
Genasys, Inc. (a)	20,513	85,744
Gilat Satellite Networks Ltd.	18,319	129,699
Harmonic, Inc. (a)	60,290	648,118
Infinera Corp. (a)(b)	113,084	919,373
Inseego Corp. (a)(b)	52,527	339,324
Ituran Location & Control Ltd.	10,985	289,235
KVH Industries, Inc. (a)	10,763	107,522
Lantronix, Inc. (a)	15,008	107,607
Lumentum Holdings, Inc. (a)	42,344	3,674,189
Minim, Inc. (a)	14,155	17,694
NETGEAR, Inc. (a)	18,625	498,033
NetScout Systems, Inc. (a)	41,313	1,235,259
Ondas Holdings, Inc. (b)	39,894	303,593
PC-Tel, Inc.	11,312	64,139
Radware Ltd. (a)	27,195	787,839
Resonant, Inc. (a)(b)	10,903	22,787
Ribbon Communications, Inc. (a)	79,551	433,553
Sierra Wireless, Inc. (a)(b)	18,467	322,249
Silicom Ltd. (a)	4,848	214,427
Siyata Mobile, Inc. (a)(b)	19,350	65,016
Tessco Technologies, Inc. (a)	10,061	53,323
UTStarcom Holdings Corp. (a)	48,947	52,863
ViaSat, Inc. (a)(b)	40,249	1,782,628
Viavi Solutions, Inc. (a)	125,363	1,856,626
Vislink Technologies, Inc. (a)(b)	25,373	37,552
		157,910,172
Electronic Equipment & Components - 0.7%
908 Devices, Inc.	479	11,496
Advanced Energy Industries, Inc.	21,207	1,859,642
AEye, Inc. Class A (a)(b)	33,414	186,116
Airgain, Inc. (a)	4,073	38,897
Akoustis Technologies, Inc. (a)	49,685	344,814
Avnet, Inc.	53,663	1,946,357
Bel Fuse, Inc.:
Class A	1,125	15,300
Class B (non-vtg.)	5,258	63,306
CDW Corp.	77,586	14,691,685
Cemtrex, Inc. (a)	30,161	30,764
ClearSign Combustion Corp. (a)(b)	16,057	26,655
Coda Octopus Group, Inc. (a)(b)	4,103	31,552
Cognex Corp.	98,291	7,592,980
Coherent, Inc. (a)	13,614	3,525,073
CPS Technologies Corp. (a)(b)	4,893	18,496
Daktronics, Inc. (a)	31,984	156,082
Data I/O Corp. (a)	15,054	70,603
Deswell Industries, Inc.	1,758	8,474
Digital Ally, Inc. (a)(b)	23,185	25,967
ePlus, Inc. (a)	7,090	747,924
Evolv Technologies Holdings, Inc. (a)(b)	64,837	351,417
FARO Technologies, Inc. (a)	11,137	773,576
Flex Ltd. (a)	275,758	4,715,462
Focus Universal, Inc. (a)(b)	20,486	238,047
Frequency Electronics, Inc. (a)	5,274	51,474
Hollysys Automation Technologies Ltd. (b)	32,959	509,546
Identiv, Inc. (a)	10,328	237,441
II-VI, Inc. (a)(b)	58,179	3,637,933
Innoviz Technologies Ltd. (a)(b)	61,501	441,577
Insight Enterprises, Inc. (a)	19,371	1,910,368
Integrated Media Technology Ltd. (a)(b)	2,239	11,441
Intellicheck, Inc. (a)(b)	10,166	52,050
Interlink Electronics, Inc. (a)(b)	2,544	23,379
IPG Photonics Corp. (a)	29,805	4,893,683
Iteris, Inc. (a)	22,008	99,916
Itron, Inc. (a)	24,868	1,539,578
KEY Tronic Corp. (a)	6,057	37,008
Kimball Electronics, Inc. (a)	15,945	338,353
LightPath Technologies, Inc. Class A (a)(b)	12,016	23,551
Lightwave Logic, Inc. (a)(b)	48,232	671,872
Littelfuse, Inc.	13,581	4,053,657
Luna Innovations, Inc. (a)	21,826	182,684
MicroVision, Inc. (a)(b)	87,687	620,824
MICT, Inc. (a)(b)	91,949	92,868
Napco Security Technolgies, Inc. (a)	11,834	549,926
National Instruments Corp.	72,866	3,025,396
Neonode, Inc. (a)	4,962	48,429
nLIGHT, Inc. (a)	23,656	588,798
Novanta, Inc. (a)	19,813	3,198,809
OSI Systems, Inc. (a)	9,960	905,663
PC Connection, Inc.	15,743	690,173
Plexus Corp. (a)	16,687	1,404,044
Powerfleet, Inc. (a)	19,674	120,011
Red Cat Holdings, Inc. (b)	20,617	44,739
Research Frontiers, Inc. (a)(b)	10,936	21,981
RF Industries Ltd. (a)	2,448	16,622
Richardson Electronics Ltd.	7,825	85,997
Sanmina Corp. (a)	34,858	1,273,711
ScanSource, Inc. (a)	12,803	400,094
Senstar Technologies Ltd.	12,188	40,830
Soluna Holdings, Inc. (a)	5,272	63,317
Supercom Ltd. (a)(b)	8,931	6,144
Trimble, Inc. (a)	139,198	11,952,932
TROOPS, Inc. (a)(b)	48,344	255,740
TTM Technologies, Inc. (a)	56,839	783,241
Velodyne Lidar, Inc. (a)(b)	204,105	1,126,660
Wayside Technology Group, Inc.	3,243	105,073
Wrap Technologies, Inc. (a)(b)	38,058	171,261
Zebra Technologies Corp. Class A (a)	29,691	17,481,467
		101,260,946
IT Services - 2.9%
Affirm Holdings, Inc.	107,104	13,567,935
AgileThought, Inc. Class A (a)(b)	21,017	231,187
Akamai Technologies, Inc. (a)	90,511	10,200,590
Alithya Group, Inc. (a)	36,580	88,524
ALJ Regional Holdings, Inc. (a)(b)	36,145	45,543
Amdocs Ltd.	73,258	5,114,874
American Virtual Cloud Technologies, Inc. (a)	11,030	17,758
Automatic Data Processing, Inc.	236,080	54,508,511
BigCommerce Holdings, Inc. (a)	38,362	1,736,648
Brightcove, Inc. (a)	26,601	256,168
Cantaloupe, Inc. (a)	40,019	360,971
Cass Information Systems, Inc.	9,021	362,283
Chindata Group Holdings Ltd. ADR (a)(b)	48,048	454,534
CLPS, Inc. (a)(b)	5,050	12,827
Cognizant Technology Solutions Corp. Class A	292,346	22,797,141
Computer Task Group, Inc. (a)	17,316	136,796
Concentrix Corp.	28,981	4,810,846
Conduent, Inc. (a)	116,630	587,815
Crexendo, Inc. (a)(b)	9,806	50,011
CSG Systems International, Inc.	17,233	908,351
CSP, Inc. (a)	2,765	24,691
Cyxtera Technologies, Inc.:
warrants 9/10/27 (a)	6,862	15,302
Class A (a)	38,411	380,653
Data Storage Corp. (a)(b)	37,137	134,807
Dlocal Ltd. (b)	80,031	2,657,029
Euronet Worldwide, Inc. (a)	29,379	2,978,149
EVO Payments, Inc. Class A (a)	26,275	559,395
Exela Technologies, Inc. (a)(b)	104,481	132,691
ExlService Holdings, Inc. (a)	18,501	2,402,725
Fiserv, Inc. (a)	370,392	35,750,236
Flywire Corp.	52,577	2,136,729
Formula Systems (1985) Ltd. ADR (b)	193	22,957
GDS Holdings Ltd. ADR (a)(b)	59,815	3,352,033
GreenBox POS (a)(b)	21,290	110,921
GreenSky, Inc. Class A (a)	43,512	493,426
Grid Dynamics Holdings, Inc. (a)	87,156	3,419,130
Hackett Group, Inc.	16,264	332,761
i3 Verticals, Inc. Class A (a)	11,916	222,233
IBEX Ltd. (a)	9,924	131,245
Information Services Group, Inc.	25,958	214,154
Innodata, Inc. (a)	13,207	86,110
Inpixon (a)(b)	51,648	34,857
International Money Express, Inc. (a)	22,487	339,779
Jack Henry & Associates, Inc.	41,434	6,282,637
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	19,869	343,336
Limelight Networks, Inc. (a)	65,096	179,014
Marqeta, Inc. Class A	31,033	610,109
MoneyGram International, Inc. (a)	43,256	256,508
MongoDB, Inc. Class A (a)	34,526	17,197,401
Net 1 UEPS Technologies, Inc. (a)(b)	28,433	131,076
Nuvei Corp. (b)(d)	34,200	3,370,752
Okta, Inc. (a)	73,602	15,841,358
Paya Holdings, Inc. (a)(b)	85,172	548,508
Paychex, Inc.	199,321	23,759,063
Payoneer Global, Inc.	187,374	1,452,149
PayPal Holdings, Inc. (a)	652,414	120,624,824
Paysign, Inc. (a)	29,027	52,539
Perficient, Inc. (a)	17,809	2,440,367
PFSweb, Inc. (a)	12,193	149,242
Priority Technology Holdings, Inc. (a)	36,694	237,043
QIWI PLC Class B sponsored ADR (b)	25,057	214,488
Rackspace Technology, Inc. (a)(b)	114,778	1,636,734
Remitly Global, Inc. (b)	62,986	1,515,443
Repay Holdings Corp. (a)	49,581	811,145
Research Solutions, Inc. (a)	4,834	10,925
Sabre Corp. (a)(b)	147,434	1,110,178
ServiceSource International, Inc. (a)	43,570	47,491
Steel Connect, Inc. (a)	32,364	51,135
StoneCo Ltd. Class A (a)	102,064	1,592,198
Taoping, Inc. (a)(b)	3,739	11,217
TaskUs, Inc.	7,927	353,148
The Glimpse Group, Inc. (b)	3,147	38,865
The OLB Group, Inc. (a)(b)	1,982	8,503
Thoughtworks Holding, Inc.	280,353	8,186,308
Ttec Holdings, Inc.	25,710	2,169,667
Tucows, Inc. (a)	6,556	533,199
Usio, Inc. (a)	12,705	95,542
VeriSign, Inc. (a)	62,298	14,945,913
Verra Mobility Corp. (a)	88,691	1,276,263
Vnet Group, Inc. ADR (a)(b)	54,840	533,045
Wix.com Ltd. (a)	31,366	4,792,725
		405,591,384
Semiconductors & Semiconductor Equipment - 11.7%
ACM Research, Inc. (a)	9,521	832,326
Advanced Micro Devices, Inc. (a)	674,944	106,890,881
AEHR Test Systems (a)	12,905	224,805
Allegro MicroSystems LLC (a)	104,788	3,272,529
Alpha & Omega Semiconductor Ltd. (a)	13,400	658,208
Ambarella, Inc. (a)	19,752	3,545,879
Amkor Technology, Inc.	135,545	2,922,350
Amtech Systems, Inc. (a)	9,588	94,921
Analog Devices, Inc.	265,562	47,867,551
Applied Materials, Inc.	507,393	74,683,176
ASML Holding NV	44,117	34,919,047
Atomera, Inc. (a)(b)	13,904	334,947
Axcelis Technologies, Inc. (a)	19,430	1,201,163
AXT, Inc. (a)	21,623	177,741
Broadcom, Inc.	226,607	125,467,764
Brooks Automation, Inc.	41,417	4,684,263
Camtek Ltd. (a)(b)	23,975	1,105,727
Canadian Solar, Inc. (a)(b)	33,213	1,260,101
CEVA, Inc. (a)	12,199	537,976
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (b)	3,922	128,838
Cirrus Logic, Inc. (a)	32,816	2,631,187
CMC Materials, Inc.	16,067	2,133,698
Cohu, Inc. (a)	26,895	886,728
CVD Equipment Corp. (a)	4,263	18,800
CyberOptics Corp. (a)	5,253	226,667
Diodes, Inc. (a)	25,728	2,736,173
DSP Group, Inc. (a)	16,168	355,534
Enphase Energy, Inc. (a)	75,384	18,846,000
Entegris, Inc.	75,304	11,000,408
Everspin Technologies, Inc. (a)(b)	13,033	157,569
First Solar, Inc. (a)	59,097	6,122,449
FormFactor, Inc. (a)	42,470	1,780,342
GlobalFoundries, Inc. (b)	282,300	19,546,452
GSI Technology, Inc. (a)	15,609	87,723
Himax Technologies, Inc. sponsored ADR (b)	59,577	592,791
Ichor Holdings Ltd. (a)	15,188	727,353
Impinj, Inc. (a)(b)	13,149	985,781
indie Semiconductor, Inc. (b)	54,603	749,699
Intel Corp.	2,241,691	110,291,197
KLA Corp.	85,067	34,718,395
Kopin Corp. (a)	49,279	257,236
Kulicke & Soffa Industries, Inc. (b)	35,023	2,019,426
Lam Research Corp.	79,192	53,838,681
Lattice Semiconductor Corp. (a)	76,080	5,776,754
MACOM Technology Solutions Holdings, Inc. (a)	38,228	2,748,975
Marvell Technology, Inc.	455,030	32,384,485
Maxeon Solar Technologies Ltd. (a)(b)	27,787	507,113
Meta Materials, Inc. (a)(b)	152,962	561,371
Microchip Technology, Inc.	303,484	25,319,670
Micron Technology, Inc.	622,852	52,319,568
MKS Instruments, Inc.	30,755	4,679,681
Monolithic Power Systems, Inc.	25,469	14,096,073
MoSys, Inc. (a)	20,260	79,014
Nova Ltd. (a)	15,378	1,976,842
NVE Corp.	2,373	159,632
NVIDIA Corp.	1,383,892	452,200,550
NXP Semiconductors NV	152,906	34,153,084
O2Micro International Ltd. sponsored ADR (a)(b)	16,202	84,412
ON Semiconductor Corp. (a)	237,640	14,598,225
PDF Solutions, Inc. (a)	23,680	708,742
Photronics, Inc. (a)	36,838	486,630
Pixelworks, Inc. (a)	37,111	192,606
Power Integrations, Inc.	33,245	3,325,497
Qorvo, Inc. (a)	62,594	9,153,121
Qualcomm, Inc.	626,261	113,077,686
QuickLogic Corp. (a)	2,338	13,350
Rambus, Inc. (a)	63,437	1,706,455
Rubicon Technology, Inc. (a)	443	4,231
SemiLEDs Corp. (a)	4,500	28,980
Semtech Corp. (a)	36,094	3,092,173
Silicon Laboratories, Inc. (a)	24,722	4,852,187
Silicon Motion Tech Corp. sponsored ADR	18,785	1,296,729
SiTime Corp. (a)	10,972	3,274,923
SkyWater Technology, Inc. (b)	21,008	393,060
Skyworks Solutions, Inc.	91,599	13,891,904
SMART Global Holdings, Inc. (a)	12,953	738,580
SolarEdge Technologies, Inc. (a)	28,902	9,472,920
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	60,659
Summit Wireless Technologies, Inc. (a)	50,912	92,660
SunPower Corp. (a)(b)	95,141	2,725,790
Synaptics, Inc. (a)	19,435	5,485,334
Teradyne, Inc.	92,229	14,099,047
Texas Instruments, Inc.	512,201	98,532,106
Tower Semiconductor Ltd. (a)	61,304	2,175,066
Ultra Clean Holdings, Inc. (a)	25,361	1,390,036
Universal Display Corp.	26,374	3,772,801
Veeco Instruments, Inc. (a)(b)	28,870	767,365
WISeKey International Holding Ltd. ADR (a)(b)	1,391	6,579
Xilinx, Inc.	136,355	31,150,300
		1,649,133,448
Software - 16.4%
Absolute Software Corp.(b)	25,866	228,914
ACI Worldwide, Inc. (a)	65,286	1,902,434
Adobe, Inc. (a)	265,497	177,843,165
Agilysys, Inc. (a)	14,089	613,576
Agora, Inc. ADR (a)(b)	18,996	397,016
Alarm.com Holdings, Inc. (a)	27,342	2,181,618
Alfi, Inc. (b)	6,105	23,077
Alkami Technology, Inc. (a)	47,062	1,350,209
Allot Ltd. (a)	21,262	243,875
Altair Engineering, Inc. Class A (a)(b)	26,620	1,981,859
American Software, Inc. Class A	20,292	462,658
Amplitude, Inc.	24,761	1,609,465
ANSYS, Inc. (a)	48,381	18,940,194
AppFolio, Inc. (a)	10,392	1,252,132
Appian Corp. Class A (a)(b)	21,741	1,616,443
AppLovin Corp.	120,452	10,974,382
Arqit Quantum, Inc. (b)	50,517	1,922,677
Aspen Technology, Inc. (a)	37,769	5,477,638
Asure Software, Inc. (a)	12,380	106,220
Atlassian Corp. PLC (a)	75,454	28,394,849
Auddia, Inc. (b)	4,309	9,264
AudioEye, Inc. (a)(b)	5,464	42,346
Aurora Mobile Ltd. ADR (a)(b)	10,391	14,755
Autodesk, Inc. (a)	122,187	31,058,714
AvePoint, Inc. (a)(b)	99,593	688,188
AvidXchange Holdings, Inc.	101,300	2,163,768
Aware, Inc. (a)	13,849	40,993
Benefitfocus, Inc. (a)	12,461	125,358
Bentley Systems, Inc. Class B (b)	147,154	7,061,920
Bio-Key International, Inc. (a)(b)	10,259	25,545
Bit Digital, Inc. (a)(b)	24,469	240,775
Bitfarms Ltd. (b)	73,196	559,949
Blackbaud, Inc. (a)	27,295	2,059,681
BlackLine, Inc. (a)	32,196	3,543,170
Bottomline Technologies, Inc. (a)	24,745	1,109,566
Bridgeline Digital, Inc. (a)	2,527	6,722
BSQUARE Corp. (a)(b)	7,925	15,375
BTRS Holdings, Inc. (a)	39,622	295,580
Cadence Design Systems, Inc. (a)	154,539	27,424,491
CDK Global, Inc.	67,309	2,600,820
Cellebrite DI Ltd. (b)	73,642	574,408
Cerence, Inc. (a)(b)	20,968	1,576,374
Check Point Software Technologies Ltd. (a)	75,160	8,366,060
Cipher Mining, Inc. (b)	179,480	1,416,097
Citrix Systems, Inc.	68,929	5,543,959
Cleanspark, Inc. (a)(b)	17,381	309,034
Cognyte Software Ltd.	35,965	732,607
Color Star Technology Co. Ltd. (a)(b)	55,164	30,362
CommVault Systems, Inc. (a)	26,244	1,650,223
Confluent, Inc.	12,770	996,315
Consensus Cloud Solutions, Inc.	8,431	528,118
Couchbase, Inc. (b)	22,694	750,037
Coupa Software, Inc. (a)	41,112	8,085,086
Crowdstrike Holdings, Inc. (a)	110,646	24,025,672
CyberArk Software Ltd. (a)	21,654	3,742,894
Cyren Ltd. (a)(b)	13,132	5,037
Datadog, Inc. Class A (a)	129,931	23,165,398
Datasea, Inc. (a)	13,579	21,455
DatChat, Inc.	1,357	5,170
Descartes Systems Group, Inc. (a)	47,469	3,814,609
Digimarc Corp. (a)(b)	8,852	379,751
Digital Turbine, Inc. (a)	51,932	2,755,512
Docebo, Inc.	17,706	1,261,375
DocuSign, Inc. (a)	108,093	26,629,791
Domo, Inc. Class B (a)	15,733	1,138,283
Dropbox, Inc. Class A (a)	176,279	4,338,226
Duck Creek Technologies, Inc. (a)	71,543	2,045,414
Ebix, Inc. (b)	17,007	519,734
eGain Communications Corp. (a)	19,235	201,968
Everbridge, Inc. (a)	20,941	2,375,128
EverCommerce, Inc.	106,434	1,732,746
Evolving Systems, Inc. (a)	8,488	20,117
Expensify, Inc.	39,471	1,781,721
Five9, Inc. (a)	37,325	5,312,467
Fortinet, Inc. (a)	90,652	30,106,436
Greenidge Generation Holdings, Inc.	5,846	113,295
GTY Technology Holdings, Inc. (a)	38,628	254,172
HIVE Blockchain Technologies Ltd. (a)(b)	207,813	783,455
Hut 8 Mining Corp. (a)(b)	114,328	1,377,652
Infobird Co. Ltd. (b)	11,582	17,026
Intapp, Inc.	33,368	913,950
InterDigital, Inc.	17,923	1,217,151
Intuit, Inc.	151,749	98,985,873
Ipsidy, Inc. (a)(b)	12,623	186,694
Jamf Holding Corp. (a)(b)	65,286	2,104,168
JFrog Ltd. (a)(b)	24,474	782,189
Kaltura, Inc.	47,450	224,913
Karooooo Ltd.	13,324	429,033
Kaspien Holdings, Inc. (a)	939	12,207
KnowBe4, Inc. (a)	6,045	136,375
Latch, Inc. (b)	75,884	628,320
LivePerson, Inc. (a)	38,197	1,476,696
Livevox Holdings, Inc. (a)(b)	51,720	246,187
Magic Software Enterprises Ltd.	31,025	667,038
Mandiant, Inc. (a)	132,160	2,242,755
Manhattan Associates, Inc. (a)	35,415	5,530,406
Marathon Digital Holdings, Inc. (a)(b)	55,109	2,814,417
Marin Software, Inc. (a)(b)	14,390	74,396
Materialise NV ADR (a)(b)	12,614	307,151
Matterport, Inc. (b)	127,629	4,132,627
McAfee Corp.	91,878	2,375,046
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	3,066	11,130
Microsoft Corp.	4,131,573	1,365,856,718
MicroStrategy, Inc. Class A (a)(b)	4,324	3,119,463
Mimecast Ltd. (a)	36,251	2,936,331
Mitek Systems, Inc. (a)	28,300	484,779
MMTEC, Inc. (a)(b)	12,794	17,144
Momentive Global, Inc. (a)	80,549	1,645,616
Monday.com Ltd. (b)	24,264	8,730,187
Mullen Automotive, Inc. (a)(b)	2,849	22,564
nCino, Inc. (a)(b)	52,955	3,289,565
NetSol Technologies, Inc. (a)	6,495	26,045
Nextnav, Inc. (a)(b)	34,027	276,299
NICE Systems Ltd. sponsored ADR (a)	28,115	8,209,018
NortonLifeLock, Inc.	321,799	7,996,705
Nuance Communications, Inc. (a)	158,953	8,820,302
Nutanix, Inc. Class A (a)	113,361	3,765,852
NXT-ID, Inc. (a)(b)	3,425	10,035
Oblong, Inc. (a)	15,384	19,076
Onespan, Inc. (a)	24,175	413,151
Open Text Corp. (b)	151,564	7,185,649
Opera Ltd. ADR (a)	15,592	120,370
Palo Alto Networks, Inc. (a)	53,712	29,377,241
Park City Group, Inc. (a)	11,886	69,533
Paycor HCM, Inc.	94,882	2,793,326
Paylocity Holding Corp. (a)	30,384	7,667,099
Pegasystems, Inc.	45,245	5,195,031
Phunware, Inc. (a)(b)	146,729	426,981
Powerbridge Technologies Co. Ltd. (a)(b)	22,594	21,476
Progress Software Corp. (b)	24,678	1,195,649
PTC, Inc. (a)	65,059	7,129,165
Qualtrics International, Inc.	50,590	1,637,092
Qualys, Inc. (a)	22,000	2,866,380
Quantum Computing, Inc. (a)(b)	16,331	86,554
Qumu Corp. (a)	9,115	18,321
Radcom Ltd. (a)(b)	13,668	154,448
Rapid7, Inc. (a)	31,413	3,897,097
RealNetworks, Inc. (a)	22,292	26,973
Rekor Systems, Inc. (a)	22,727	152,725
Rimini Street, Inc. (a)	63,744	421,348
Riot Blockchain, Inc. (a)(b)	53,350	1,993,690
Safe-T Group Ltd. ADR (a)(b)	24,878	24,132
Sapiens International Corp. NV	29,656	1,051,898
SeaChange International, Inc. (a)	14,506	10,752
SecureWorks Corp. (a)	11,955	212,321
SharpLink Gaming Ltd. (a)(b)	20,794	61,550
ShotSpotter, Inc. (a)	7,107	249,598
SilverSun Technologies, Inc. (A Shares)	910	4,304
Smith Micro Software, Inc. (a)	26,575	145,631
Sphere 3D Corp. (a)(b)	22,706	106,264
Splunk, Inc. (a)	91,071	11,019,591
Sprout Social, Inc. (a)	24,410	2,726,109
SPS Commerce, Inc. (a)	19,702	2,777,785
SRAX, Inc. (a)	9,776	51,324
SS&C Technologies Holdings, Inc.	142,097	10,846,264
Sumo Logic, Inc. (a)	13,822	195,443
Synchronoss Technologies, Inc. (a)	36,551	98,688
Synopsys, Inc. (a)	84,745	28,898,045
Telos Corp.	31,492	495,999
Tenable Holdings, Inc. (a)	58,467	2,888,270
The Trade Desk, Inc. (a)	239,730	24,792,877
Upland Software, Inc. (a)	11,298	221,215
Varonis Systems, Inc. (a)	59,223	3,068,344
Verb Technology Co., Inc. (a)(b)	61,842	94,618
Verint Systems, Inc. (a)(b)	35,965	1,711,574
Veritone, Inc. (a)(b)	17,638	452,238
Vertex, Inc. Class A (a)	14,677	268,296
Vonage Holdings Corp. (a)	142,421	2,936,721
WalkMe Ltd.	45,590	861,651
Wejo Group Ltd. (b)	33,045	202,235
Workday, Inc. Class A (a)	104,998	28,793,602
Xperi Holding Corp.	60,469	1,083,604
Xunlei Ltd. sponsored ADR (a)(b)	12,614	29,643
Zix Corp. (a)	30,366	257,200
Zoom Video Communications, Inc. Class A (a)	129,889	27,459,833
Zscaler, Inc. (a)	75,492	26,193,459
		2,298,957,363
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	9,087,623	1,502,184,039
Astro-Med, Inc. (a)	3,663	60,549
Avid Technology, Inc. (a)	25,039	802,750
Borqs Technologies, Inc. (a)(b)	125,741	68,780
Boxlight Corp. (a)(b)	32,673	50,970
Canaan, Inc. ADR (a)(b)	85,719	753,470
Corsair Gaming, Inc. (a)(b)	50,700	1,135,680
CPI Card Group (a)(b)	2,191	44,850
Ebang International Holdings, Inc. Class A (a)(b)	59,440	87,377
Immersion Corp. (a)(b)	18,807	113,030
Intevac, Inc. (a)	22,851	96,660
Logitech International SA (b)	93,405	7,444,379
Movano, Inc.	16,621	61,165
Nano Dimension Ltd. ADR (a)(b)	73,899	353,976
NetApp, Inc.	123,130	10,943,794
One Stop Systems, Inc. (a)(b)	8,505	43,376
Quantum Corp. (a)	29,791	162,957
Seagate Technology Holdings PLC	126,806	13,019,172
Socket Mobile, Inc. (a)	1,296	6,674
Sonim Technologies, Inc. (a)(b)	7,078	10,192
Stratasys Ltd. (a)(b)	31,101	839,416
Super Micro Computer, Inc. (a)	28,899	1,196,419
Transact Technologies, Inc. (a)	6,575	72,588
Turtle Beach Corp. (a)(b)	8,432	225,978
Western Digital Corp. (a)	170,279	9,848,937
Xerox Holdings Corp.	98,578	1,815,807
		1,551,442,985

TOTAL INFORMATION TECHNOLOGY		6,164,296,298

MATERIALS - 0.3%
Chemicals - 0.1%
ABVC BioPharma, Inc. (a)	49,915	151,742
Advanced Emissions Solutions, Inc. (a)	9,725	62,240
AgroFresh Solutions, Inc. (a)	34,342	61,816
Amyris, Inc. (a)(b)	134,052	919,597
Balchem Corp.	17,562	2,774,796
Bioceres Crop Solutions Corp. (a)(b)	21,277	319,581
Bon Natural Life Ltd. (b)	4,398	23,090
Burcon NutraScience Corp. (a)	37,560	42,067
CN Energy Group, Inc.	8,671	25,233
Crown ElectroKinetics Corp. (a)(b)	5,276	18,835
Diversey Holdings Ltd.	168,328	2,218,563
Fuwei Films Holdings Co. Ltd. (a)(b)	3,842	32,273
Gulf Resources, Inc. (a)	8,302	50,808
Hawkins, Inc.	11,982	397,563
Ikonics Corp. (a)	946	31,568
Innospec, Inc.	14,671	1,191,285
Loop Industries, Inc. (a)(b)	23,631	322,327
Marrone Bio Innovations, Inc. (a)	55,225	38,967
Methanex Corp. (b)	43,441	1,737,206
Northern Technologies International Corp.	5,689	85,904
Origin Materials, Inc. Class A (a)	78,046	529,932
PureCycle Technologies, Inc.	63,814	784,912
Save Foods, Inc. (b)	6,151	38,567
Zymergen, Inc.	80,309	727,600
		12,586,472
Construction Materials - 0.0%
Forterra, Inc. (a)	36,604	870,809
ReTo Eco-Solutions, Inc. (a)(b)	22,427	19,063
Smith-Midland Corp. (a)(b)	1,983	73,371
United States Lime & Minerals, Inc.	3,255	387,833
		1,351,076
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	96,857	1,201,995
Silgan Holdings, Inc.	60,123	2,493,301
TriMas Corp.	23,430	776,002
UFP Technologies, Inc. (a)	5,073	339,232
		4,810,530
Metals & Mining - 0.2%
Algoma Steel Group, Inc.	39,165	425,332
Century Aluminum Co. (a)	47,905	633,783
China Natural Resources, Inc. (a)(b)	12,136	10,950
Corvus Gold, Inc. (a)	68,732	217,880
Ferroglobe PLC (a)	90,623	544,644
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc. (b)	8,044	322,323
Huadi International Group Co. Ltd. (b)	1,902	33,437
Kaiser Aluminum Corp.	9,418	840,368
Largo, Inc. (a)(b)	32,652	313,786
Olympic Steel, Inc.	8,257	168,030
Pan American Silver Corp. (b)	118,840	3,035,174
Perpetua Resources Corp. (a)	28,542	144,137
Piedmont Lithium, Inc. (b)	9,153	549,180
Ramaco Resources, Inc. (a)(b)	21,088	256,430
Royal Gold, Inc.	36,037	3,604,781
Schnitzer Steel Industries, Inc. Class A	15,466	743,915
SSR Mining, Inc. (b)	123,685	2,247,356
Steel Dynamics, Inc.	115,686	6,918,023
Synalloy Corp. (a)	7,129	99,806
Synalloy Corp. rights 12/16/21 (a)	7,129	747
U.S. Gold Corp. (a)	1,706	18,357
Universal Stainless & Alloy Products, Inc. (a)	7,722	58,687
		21,187,126
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (b)	34,446	368,572

TOTAL MATERIALS		40,303,776

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Finance Trust, Inc.	62,557	496,703
CareTrust (REIT), Inc.	57,248	1,156,982
CIM Commercial Trust Corp.	12,011	83,837
CyrusOne, Inc.	68,093	6,061,639
Diversified Healthcare Trust (SBI)	73,256	204,384
East Stone Acquisition Corp. (a)(b)	10,409	108,254
Equinix, Inc.	49,738	40,397,204
Gaming & Leisure Properties	128,731	5,808,343
Gladstone Commercial Corp.	18,518	411,470
Gladstone Land Corp.	13,642	389,752
Global Self Storage, Inc.	5,948	31,881
Host Hotels & Resorts, Inc. (a)	391,220	6,142,154
Indus Realty Trust, Inc.	3,882	287,268
Industrial Logistics Properties Trust	36,786	815,178
Lamar Advertising Co. Class A	48,162	5,262,180
Medalist Diversified (REIT), Inc.	12,929	14,222
Office Properties Income Trust	19,717	467,884
Phillips Edison & Co., Inc.	9,195	288,447
Potlatch Corp.	38,372	2,077,460
Presidio Property Trust, Inc. Class A	6,016	23,643
Regency Centers Corp.	95,220	6,602,555
Retail Opportunity Investments Corp.	70,063	1,230,306
Sabra Health Care REIT, Inc.	251,902	3,257,093
SBA Communications Corp. Class A	60,543	20,814,683
Service Properties Trust	89,889	764,955
Sotherly Hotels, Inc. (a)	4,274	9,574
Uniti Group, Inc.	130,929	1,737,428
Wheeler REIT, Inc. (a)	15,634	32,675
		104,978,154
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (b)	43,381	59,432
Altisource Portfolio Solutions SA (a)	19,950	210,872
China HGS Real Estate, Inc. (a)	6,970	13,801
Colliers International Group, Inc. (b)	20,510	2,776,029
Comstock Holding Companies, Inc. (a)	4,017	19,201
Cresud S.A.C.I.F. y A. sponsored ADR (a)	25,020	111,089
eXp World Holdings, Inc. (b)	81,193	2,980,595
Fathom Holdings, Inc. (a)(b)	7,329	172,891
FirstService Corp. (b)	24,577	4,732,056
FRP Holdings, Inc. (a)	6,217	364,565
Gyrodyne LLC (a)	1,080	13,100
InterGroup Corp. (a)	986	46,687
IRSA Propiedades Comerciales SA sponsored ADR (b)	15,135	33,297
Landmark Infrastructure Partners LP	12,077	196,614
MDJM Ltd. (a)	4,594	12,082
Newmark Group, Inc.	92,032	1,478,034
Opendoor Technologies, Inc. (a)	320,261	5,072,934
Redfin Corp. (a)(b)	55,561	2,260,777
Stratus Properties, Inc. (a)	4,684	165,158
The RMR Group, Inc.	7,911	258,452
Ucommune International Ltd. (b)	47,079	31,124
Zillow Group, Inc.:
Class A (a)	30,562	1,653,710
Class C (a)(b)	109,707	5,953,799
		28,616,299

TOTAL REAL ESTATE		133,594,453

UTILITIES - 0.6%
Electric Utilities - 0.6%
Alliant Energy Corp.	139,857	7,662,765
American Electric Power Co., Inc.	276,336	22,397,033
Exelon Corp.	539,988	28,473,567
MGE Energy, Inc.	19,112	1,387,340
Otter Tail Corp.	23,594	1,542,812
Via Renewables, Inc. Class A, (b)	7,308	81,630
Xcel Energy, Inc.	297,978	18,990,138
		80,535,285
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	116,708
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	61,295	2,351,276
Montauk Renewables, Inc. (b)	82,646	785,963
ReNew Energy Global PLC	107,444	826,244
VivoPower International PLC (a)(b)	8,836	38,348
		4,001,831
Multi-Utilities - 0.0%
NorthWestern Energy Corp. (b)	28,847	1,595,239
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	265,326
Cadiz, Inc. (a)(b)	22,934	92,883
Consolidated Water Co., Inc. (b)	7,912	86,162
Global Water Resources, Inc.	13,586	233,951
Middlesex Water Co. (b)	10,525	1,084,496
Pure Cycle Corp. (a)	13,933	202,864
York Water Co. (b)	8,284	388,188
		2,353,870

TOTAL UTILITIES		88,602,933

TOTAL COMMON STOCKS
(Cost $5,395,396,878)		13,967,787,550

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	20,361
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc.	84,218	157,488
Software - 0.0%
SRAX, Inc. (c)	9,776	587

TOTAL INFORMATION TECHNOLOGY		158,075

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $39,198)		178,436

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.06% (e)	87,705,229	87,722,770
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	518,783,256	518,835,135
TOTAL MONEY MARKET FUNDS
(Cost $606,557,905)		606,557,905
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $6,001,993,981)		14,574,523,891
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(496,604,889)
NET ASSETS - 100%		$14,077,919,002

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	324	Dec. 2021	$104,655,240	$740,843	$740,843

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,370,752 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$53,973,522	$1,215,199,013	$1,181,450,760	$26,108	$995	$--	$87,722,770	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	288,429,402	1,777,178,786	1,546,773,053	18,646,032	--	--	518,835,135	1.6%
Total	$342,402,924	$2,992,377,799	$2,728,223,813	$18,672,140	$995	$--	$606,557,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,166,755,755	$2,166,754,408	$--	$1,347
Consumer Discretionary	2,441,306,421	2,441,305,074	--	1,347
Consumer Staples	469,440,556	469,440,556	--	--
Energy	51,232,704	51,232,704	--	--
Financials	626,594,478	626,378,708	--	215,770
Health Care	1,215,437,493	1,215,133,692	529	303,272
Industrials	570,243,044	570,243,020	--	24
Information Technology	6,164,454,373	6,164,453,786	--	587
Materials	40,303,776	40,303,029	747	--
Real Estate	133,594,453	133,594,453	--	--
Utilities	88,602,933	88,602,933	--	--
Money Market Funds	606,557,905	606,557,905	--	--
Total Investments in Securities:	$14,574,523,891	$14,574,000,268	$1,276	$522,347
Derivative Instruments:
Assets
Futures Contracts	$740,843	$740,843	$--	$--
Total Assets	$740,843	$740,843	$--	$--
Total Derivative Instruments:	$740,843	$740,843	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$740,843	$0
Total Equity Risk	740,843	0
Total Value of Derivatives	$740,843	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021
Assets
Investment in securities, at value (including securities loaned of $496,158,473) — See accompanying schedule: Unaffiliated issuers (cost $5,395,436,076)	$13,967,965,986
Fidelity Central Funds (cost $606,557,905)	606,557,905
Total Investment in Securities (cost $6,001,993,981)		$14,574,523,891
Segregated cash with brokers for derivative instruments		5,168,000
Cash		1,029,925
Foreign currency held at value (cost $312)		344
Receivable for investments sold		26,162
Receivable for fund shares sold		17,973,775
Dividends receivable		8,317,484
Distributions receivable from Fidelity Central Funds		1,782,043
Prepaid expenses		14,212
Receivable from investment adviser for expense reductions		654,660
Other receivables		1,540
Total assets		14,609,492,036
Liabilities
Payable for investments purchased	$811,394
Payable for fund shares redeemed	6,412,254
Accrued management fee	2,853,923
Payable for daily variation margin on futures contracts	1,461,679
Other affiliated payables	1,197,468
Other payables and accrued expenses	76,815
Collateral on securities loaned	518,759,501
Total liabilities		531,573,034
Net Assets		$14,077,919,002
Net Assets consist of:
Paid in capital		$5,481,015,068
Total accumulated earnings (loss)		8,596,903,934
Net Assets		$14,077,919,002
Net Asset Value, offering price and redemption price per share ($14,077,919,002 ÷ 71,757,878 shares)		$196.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2021
Investment Income
Dividends		$87,143,330
Income from Fidelity Central Funds (including $18,646,032 from security lending)		18,672,140
Total income		105,815,470
Expenses
Management fee	$29,781,162
Transfer agent fees	12,408,817
Accounting fees	100,000
Custodian fees and expenses	130,295
Independent trustees' fees and expenses	173,346
Registration fees	284,429
Audit	79,545
Legal	31,599
Miscellaneous	49,866
Total expenses before reductions	43,039,059
Expense reductions	(6,891,139)
Total expenses after reductions		36,147,920
Net investment income (loss)		69,667,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,694,677)
Fidelity Central Funds	995
Foreign currency transactions	548,034
Futures contracts	12,160,493
Total net realized gain (loss)		8,014,845
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,901,485,561
Assets and liabilities in foreign currencies	(380,253)
Futures contracts	(1,886,527)
Total change in net unrealized appreciation (depreciation)		2,899,218,781
Net gain (loss)		2,907,233,626
Net increase (decrease) in net assets resulting from operations		$2,976,901,176

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2021	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,667,550	$69,157,497
Net realized gain (loss)	8,014,845	38,522,896
Change in net unrealized appreciation (depreciation)	2,899,218,781	2,873,388,510
Net increase (decrease) in net assets resulting from operations	2,976,901,176	2,981,068,903
Distributions to shareholders	(72,649,348)	(314,082,075)
Share transactions
Proceeds from sales of shares	3,087,419,105	3,001,514,559
Reinvestment of distributions	68,602,714	298,187,514
Cost of shares redeemed	(2,148,253,665)	(2,955,078,158)
Net increase (decrease) in net assets resulting from share transactions	1,007,768,154	344,623,915
Total increase (decrease) in net assets	3,912,019,982	3,011,610,743
Net Assets
Beginning of period	10,165,899,020	7,154,288,277
End of period	$14,077,919,002	$10,165,899,020
Other Information
Shares
Sold	17,656,843	24,570,358
Issued in reinvestment of distributions	425,312	2,637,194
Redeemed	(12,297,115)	(24,222,462)
Net increase (decrease)	5,785,040	2,985,090

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nasdaq Composite Index Fund

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$154.09	$113.58	$96.86	$90.92	$70.45
Income from Investment Operations
Net investment income (loss)A	1.00	1.04	1.12	.89	.76
Net realized and unrealized gain (loss)	42.19	44.44	17.26	5.71	20.38
Total from investment operations	43.19	45.48	18.38	6.60	21.14
Distributions from net investment income	(1.09)	(1.11)B	(.81)	(.64)	(.65)
Distributions from net realized gain	–	(3.86)B	(.85)	(.02)	(.03)
Total distributions	(1.09)	(4.97)	(1.66)	(.66)	(.67)C
Redemption fees added to paid in capitalA	–	–	–	–	–D
Net asset value, end of period	$196.19	$154.09	$113.58	$96.86	$90.92
Total ReturnE	28.18%	41.63%	19.55%	7.30%	30.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.35%	.35%	.40%	.41%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	.56%	.84%	1.10%	.90%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$14,077,919	$10,165,899	$7,154,288	$6,002,333	$4,899,784
Portfolio turnover rateH	7%	17%	6%	15%	11%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2021

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,844,524,580
Gross unrealized depreciation	(285,155,593)
Net unrealized appreciation (depreciation)	$8,559,368,987
Tax Cost	$6,015,154,904

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$61,685,105
Capital loss carryforward	$(22,023,629)
Net unrealized appreciation (depreciation) on securities and other investments	$8,557,242,458

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(22,023,629)

The tax character of distributions paid was as follows:

	November 30, 2021	November 30, 2020
Ordinary Income	$72,649,348	$ 131,596,393
Long-term Capital Gains	–	182,485,682
Total	$72,649,348	$ 314,082,075

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	1,834,624,049	808,699,699

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Nasdaq Composite Index Fund	–(a)

 (a) Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Nasdaq Composite Index Fund	$21,167

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index Fund	$1,913,496	$443,998	$7,157,814

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,890,646.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $493.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Nasdaq Composite Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity NASDAQ Composite Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of November 30, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 13, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 179 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Nasdaq Composite Index Fund	.29%
Actual		$1,000.00	$1,133.90	$1.55
Hypothetical-C		$1,000.00	$1,023.61	$1.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 97% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 99% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

At its November 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted unanimously to continue the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund for six months from December 1, 2021 through May 31, 2022. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in May 2022.

In connection with its consideration of the fund's Advisory Contracts, the Board considered: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board noted that at its July 2021 meeting it approved an amendment to the fund's sub-advisory agreement with Geode (effective August 1, 2021) that lowered the sub-advisory fee rate that FMR pays to Geode. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2022, with the understanding that the Board will consider the annual renewal for a full one year period in May 2022.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for six months from December 1, 2021 through May 31, 2022, with the understanding that the Board will consider the annual renewal for a full one year period in May 2022.

EIF-ANN-0122
1.795539.118

Item 2.

Code of Ethics

As of the end of the period, November 30, 2021, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund (the “Fund”):

Services Billed by Deloitte Entities

November 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$60,000	$-	$9,400	$1,400

November 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$61,300	$-	$10,100	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2021A	November 30, 2020A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2021A	November 30, 2020A
Deloitte Entities	$532,400	$513,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be

compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 20, 2022